UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2008

1.810665.104

AIR-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
AEROSPACE & DEFENSE - 21.5%
Aerospace & Defense - 21.5%
Bombardier, Inc. Class B (sub. vtg.)	270,300	$ 911,173
Goodrich Corp.	13,000	437,450
Precision Castparts Corp.	50,800	3,185,160
Raytheon Co.	2,500	122,000
Rockwell Collins, Inc.	21,100	719,088
Spirit AeroSystems Holdings, Inc. Class A (a)	132,200	1,196,410
The Boeing Co.	74,200	3,163,146
		9,734,427
AIR FREIGHT & LOGISTICS - 19.5%
Air Freight & Logistics - 19.5%
Atlas Air Worldwide Holdings, Inc. (a)	4,500	68,850
Expeditors International of Washington, Inc.	33,900	1,133,277
FedEx Corp.	46,350	3,274,628
Forward Air Corp.	18,600	430,032
United Parcel Service, Inc. Class B	55,100	3,173,760
UTI Worldwide, Inc.	69,900	749,328
		8,829,875
AIRLINES - 51.5%
Airlines - 51.5%
ACE Aviation Holdings, Inc. Class A	21,200	50,094
AirTran Holdings, Inc. (a)	300,400	1,024,364
Alaska Air Group, Inc. (a)	70,300	1,613,385
Allegiant Travel Co. (a)	11,600	500,424
AMR Corp. (a)(d)	230,200	2,021,156
Continental Airlines, Inc. Class B (a)	184,700	2,711,396
Delta Air Lines, Inc. (a)	728,090	6,414,472
ExpressJet Holdings, Inc. (a)	20	25
Frontier Airlines Holdings, Inc. (a)	5	1
Hawaiian Holdings, Inc. (a)	93,800	420,224
JetBlue Airways Corp. (a)	272,900	1,429,996
Pinnacle Airlines Corp. (a)	43,900	143,114
Republic Airways Holdings, Inc. (a)	18,200	254,254
Ryanair Holdings PLC sponsored ADR (a)(d)	65,800	1,727,908
SkyWest, Inc.	34,400	522,880
Southwest Airlines Co.	124,700	1,078,655
UAL Corp. (d)	157,600	1,773,000
US Airways Group, Inc. (a)(d)	155,666	927,769
WestJet Airlines Ltd. (a)	94,450	680,954
		23,294,071

	Shares	Value
INDUSTRIAL CONGLOMERATES - 3.2%
Industrial Conglomerates - 3.2%
Textron, Inc.	96,400	$ 1,468,172
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Refining & Marketing - 0.1%
Valero Energy Corp.	3,300	60,555
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	214
TOTAL OIL, GAS & CONSUMABLE FUELS		60,769
TOTAL COMMON STOCKS (Cost $57,320,529)		43,387,314
Nonconvertible Bonds - 0.1%
Principal Amount
AIRLINES - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $104,974)	$ 3,500,000	43,750
Money Market Funds - 13.5%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	1,021,377	1,021,377
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	5,075,775	5,075,775
TOTAL MONEY MARKET FUNDS (Cost $6,097,152)		6,097,152
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $63,522,655)	49,528,216
NET OTHER ASSETS - (9.4)%	(4,270,502)
NET ASSETS - 100%	$ 45,257,714
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,747
Fidelity Securities Lending Cash Central Fund	44,173
Total	$ 64,920
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 49,528,216	$ 49,484,466	$ 43,750	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $65,025,057. Net unrealized depreciation aggregated $15,496,841, of which $3,612,114 related to appreciated investment securities and $19,108,955 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2008

1.810666.104

AUT-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
AUTO COMPONENTS - 61.1%
Auto Parts & Equipment - 55.1%
American Axle & Manufacturing Holdings, Inc.	81,849	$ 206,259
Amerigon, Inc. (a)	29,100	108,543
ArvinMeritor, Inc. (d)	19,200	75,840
ATC Technology Corp. (a)	6,400	110,656
Autoliv, Inc.	21,700	414,253
Bharat Forge Ltd.	158	279
BorgWarner, Inc.	17,100	404,586
Dana Holding Corp. (a)	71,500	67,925
Drew Industries, Inc. (a)	5,500	77,330
Exide Technologies (a)	21,700	97,650
Federal-Mogul Corp. Class A (a)	11,000	58,190
Gentex Corp.	46,200	405,174
Hyundai Mobis	377	15,912
Johnson Controls, Inc.	110,370	1,949,136
Lear Corp. (a)	61,300	145,281
Modine Manufacturing Co.	10,100	48,581
Raser Technologies, Inc. (a)(d)	9,900	46,530
Spartan Motors, Inc.	6,400	19,072
Superior Industries International, Inc.	6,500	79,495
Tenneco, Inc. (a)	48,080	157,702
TRW Automotive Holdings Corp. (a)	46,000	163,760
Visteon Corp. (a)	102,500	76,875
WABCO Holdings, Inc.	15,900	236,274
		4,965,303
Tires & Rubber - 6.0%
Cooper Tire & Rubber Co.	18,500	88,615
Michelin SA (Compagnie Generale des Etablissements) Series B	400	19,218
The Goodyear Tire & Rubber Co. (a)	66,700	428,881
		536,714
TOTAL AUTO COMPONENTS		5,502,017
AUTOMOBILES - 28.2%
Automobile Manufacturers - 19.3%
Bayerische Motoren Werke AG (BMW)	6,100	153,476
Daimler AG	5,800	181,656
Fiat SpA	4,300	31,747
Fleetwood Enterprises, Inc. (a)	15,300	2,295
Ford Motor Co. (a)(d)	327,261	880,332
Honda Motor Co. Ltd. sponsored ADR	1,400	30,912
Maruti Suzuki India Ltd.	76	818
Monaco Coach Corp.	9,400	7,896
Renault SA	7,000	154,920
Thor Industries, Inc.	10,000	156,400

	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	60,823	$ 43,855
Toyota Motor Corp. sponsored ADR	900	56,790
Winnebago Industries, Inc.	7,100	41,748
		1,742,845
Motorcycle Manufacturers - 8.9%
Bajaj Auto Ltd.	5	32
Harley-Davidson, Inc. (d)	47,100	801,171
		801,203
TOTAL AUTOMOBILES		2,544,048
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Multi-Sector Holdings - 0.0%
Bajaj Holdings & Investment Ltd.	5	25
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Iteris, Inc. (a)	400	600
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Drilling - 0.7%
ENSCO International, Inc.	1,900	61,579
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
Bajaj Finserv Ltd.	5	10
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
Accuride Corp. (a)	16,156	4,362
CNH Global NV	700	11,872
Cummins, Inc.	1,100	28,138
Navistar International Corp. (a)	1,700	37,145
		81,517
ROAD & RAIL - 0.5%
Trucking - 0.5%
Hertz Global Holdings, Inc. (a)	12,500	43,625
TOTAL COMMON STOCKS (Cost $22,145,893)		8,233,421
Nonconvertible Preferred Stocks - 2.5%

AUTOMOBILES - 2.5%
Automobile Manufacturers - 2.5%
Fiat SpA (Cost $357,541)	56,200	221,760
Nonconvertible Bonds - 1.5%
	Principal Amount	Value
AUTOMOBILES - 1.5%
Automobile Manufacturers - 1.5%
Ford Motor Co. 7.45% 7/16/31	$ 375,000	$ 93,750
General Motors Corp. 8.375% 7/15/33	210,000	46,200
		139,950
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	283,721	283,721
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	758,575	758,575
TOTAL MONEY MARKET FUNDS (Cost $1,042,296)		1,042,296
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $23,808,141)	9,637,427
NET OTHER ASSETS - (7.0)%	(629,738)
NET ASSETS - 100%	$ 9,007,689
Legend
(a) Non-income producing.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,193
Fidelity Securities Lending Cash Central Fund	50,092
Total	$ 53,285
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,637,427	$ 8,916,356	$ 721,071	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 98,928
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(98,928)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $25,882,996. Net unrealized depreciation aggregated $16,245,569, of which $267,496 related to appreciated investment securities and $16,513,065 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2008

1.810667.104

BAN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CAPITAL MARKETS - 5.2%
Asset Management & Custody Banks - 4.2%
Bank of New York Mellon Corp.	237,503	$ 7,174,966
BlackRock, Inc. Class A (d)	11,400	1,433,094
State Street Corp.	30,973	1,304,273
		9,912,333
Investment Banking & Brokerage - 1.0%
Goldman Sachs Group, Inc.	31,100	2,456,589
TOTAL CAPITAL MARKETS		12,368,922
COMMERCIAL BANKS - 67.3%
Diversified Banks - 36.7%
U.S. Bancorp, Delaware (d)	494,500	13,341,610
Wachovia Corp.	2,474,700	13,907,814
Wells Fargo & Co.	2,077,756	60,026,369
		87,275,793
Regional Banks - 30.6%
Associated Banc-Corp.	201,920	4,387,722
BB&T Corp. (d)	159,742	4,787,468
BOK Financial Corp.	36,100	1,674,679
Boston Private Financial Holdings, Inc.	239,600	1,655,636
Capitol Bancorp Ltd.	1,200	6,600
City National Corp.	53,100	2,330,028
Cullen/Frost Bankers, Inc.	78,000	4,228,380
Fifth Third Bancorp (d)	502,500	4,803,900
Glacier Bancorp, Inc.	179,300	3,187,954
Huntington Bancshares, Inc. (d)	1,033,651	8,269,208
KeyCorp	483,500	4,535,230
M&T Bank Corp. (d)	14,400	925,200
National City Corp.	4,096,300	8,233,563
PacWest Bancorp (d)	109,200	2,904,720
PNC Financial Services Group, Inc. (d)	204,700	10,802,019
Regions Financial Corp.	560,300	5,709,457
UCBH Holdings, Inc.	596,689	2,768,637
Wintrust Financial Corp.	43,800	903,594
Zions Bancorp	26,200	835,518
		72,949,513
TOTAL COMMERCIAL BANKS		160,225,306
CONSUMER FINANCE - 0.6%
Consumer Finance - 0.6%
Capital One Financial Corp.	44,300	1,524,363
DIVERSIFIED FINANCIAL SERVICES - 6.9%
Other Diversifed Financial Services - 6.8%
Bank of America Corp.	558,591	9,077,104
JPMorgan Chase & Co.	226,800	7,180,488
		16,257,592

	Shares	Value
Specialized Finance - 0.1%
KKR Financial Holdings LLC	109,500	$ 107,310
TOTAL DIVERSIFIED FINANCIAL SERVICES		16,364,902
INSURANCE - 1.3%
Property & Casualty Insurance - 1.3%
ACE Ltd.	32,500	1,698,125
Berkshire Hathaway, Inc. Class A (a)	14	1,456,000
		3,154,125
IT SERVICES - 1.5%
Data Processing & Outsourced Services - 1.5%
Visa, Inc.	70,100	3,684,456
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Mortgage REITs - 1.6%
Annaly Capital Management, Inc.	224,300	3,223,191
CapitalSource, Inc.	109,000	567,890
		3,791,081
SOFTWARE - 0.6%
Application Software - 0.6%
FactSet Research Systems, Inc. (d)	35,200	1,408,000
THRIFTS & MORTGAGE FINANCE - 7.5%
Thrifts & Mortgage Finance - 7.5%
Bank Mutual Corp.	162,000	1,660,500
Hudson City Bancorp, Inc.	594,100	9,927,411
People's United Financial, Inc.	326,790	6,231,885
		17,819,796
TOTAL COMMON STOCKS (Cost $286,044,937)		220,340,951
Convertible Preferred Stocks - 1.9%

COMMERCIAL BANKS - 1.9%
Regional Banks - 1.9%
Fifth Third Bancorp 8.50%	7,400	660,450
KeyCorp Series A, 7.75%	53,000	3,938,430
(Cost $3,364,135)		4,598,880
Money Market Funds - 18.3%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	4,209,749	$ 4,209,749
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	39,459,600	39,459,600
TOTAL MONEY MARKET FUNDS (Cost $43,669,349)		43,669,349
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $333,078,421)	268,609,180
NET OTHER ASSETS - (12.7)%	(30,359,673)
NET ASSETS - 100%	$ 238,249,507
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 357,209
Fidelity Securities Lending Cash Central Fund	787,056
Total	$ 1,144,265
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 268,609,180	$ 264,010,300	$ 4,598,880	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $379,267,802. Net unrealized depreciation aggregated $110,658,622, of which $3,020,802 related to appreciated investment securities and $113,679,424 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2008

1.810668.104

BIO-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
BIOTECHNOLOGY - 86.7%
Biotechnology - 86.7%
Acadia Pharmaceuticals, Inc. (a)	651,588	$ 834,033
Acorda Therapeutics, Inc. (a)(d)	1,613,484	29,236,330
Affymax, Inc. (a)	170,396	1,985,113
Alexion Pharmaceuticals, Inc. (a)	1,555,900	52,371,594
Alkermes, Inc. (a)	166,619	1,229,648
Alnylam Pharmaceuticals, Inc. (a)(d)	158,500	2,889,455
Amgen, Inc. (a)	3,848,978	213,772,242
Amylin Pharmaceuticals, Inc. (a)	86,073	637,801
Antigenics, Inc. (a)	1,548,000	789,480
Antigenics, Inc.:
warrants 1/9/10 (a)(f)	1,548,000	15
warrants 1/9/18 (a)(f)	1,548,000	747,278
Arena Pharmaceuticals, Inc. (a)	161,900	624,934
Biogen Idec, Inc. (a)	1,684,669	71,278,345
BioMarin Pharmaceutical, Inc. (a)(d)	1,102,015	18,767,315
Celera Corp. (a)	238,056	2,318,665
Celgene Corp. (a)(d)	974,527	50,772,857
Cephalon, Inc. (a)(d)	754,861	55,467,186
Cepheid, Inc. (a)(d)	159,600	2,167,368
Cougar Biotechnology, Inc. (a)(d)	313,400	7,584,280
Cubist Pharmaceuticals, Inc. (a)	165,285	4,059,400
CV Therapeutics, Inc. (a)	202,228	1,832,186
Dendreon Corp. (a)(d)	228,500	1,115,080
Enzon Pharmaceuticals, Inc. (a)(d)	115,000	564,650
Genentech, Inc. (a)	2,057,139	157,576,847
Genzyme Corp. (a)	794,254	50,848,141
Gilead Sciences, Inc. (a)	2,310,457	103,485,369
GTx, Inc. (a)(d)	59,546	879,494
Halozyme Therapeutics, Inc. (a)	102,690	380,980
Human Genome Sciences, Inc. (a)(d)	374,956	648,674
Incyte Corp. (a)	318,123	1,062,531
InterMune, Inc. (a)(d)	782,789	9,009,901
Isis Pharmaceuticals, Inc. (a)	412,810	4,734,931
Ligand Pharmaceuticals, Inc. Class B (a)	595,700	1,227,142
Martek Biosciences	73,800	2,062,710
Momenta Pharmaceuticals, Inc. (a)(d)	90,100	801,890
Myriad Genetics, Inc. (a)	198,246	11,752,023
Omrix Biopharmaceuticals, Inc. (a)	39,800	990,224
ONYX Pharmaceuticals, Inc. (a)(d)	690,040	19,390,124
OREXIGEN Therapeutics, Inc. (a)(d)	207,161	1,448,055
OSI Pharmaceuticals, Inc. (a)(d)	348,400	12,960,480
PDL BioPharma, Inc. (d)	569,200	5,452,936
Poniard Pharmaceuticals, Inc. (a)(d)	170,400	506,088
Progenics Pharmaceuticals, Inc. (a)	102,400	949,248
Regeneron Pharmaceuticals, Inc. (a)	182,557	2,822,331
Rigel Pharmaceuticals, Inc. (a)(d)	172,565	1,280,432
Sangamo Biosciences, Inc. (a)(d)	169,502	416,975
Savient Pharmaceuticals, Inc. (a)(d)	215,937	798,967
Theratechnologies, Inc. (a)	44,400	51,203

	Shares	Value
Theravance, Inc. (a)	169,787	$ 1,134,177
United Therapeutics Corp. (a)(d)	251,748	13,803,343
Vertex Pharmaceuticals, Inc. (a)(d)	1,020,804	25,101,570
Zymogenetics, Inc. (a)(d)	248,605	673,720
		953,295,761
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Health Care Equipment - 1.0%
Alsius Corp. (a)	314,300	172,865
Quidel Corp. (a)	776,100	10,578,243
		10,751,108
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
AMAG Pharmaceuticals, Inc. (a)	57,500	1,936,600
Clinical Data, Inc. (a)(d)	114,756	1,090,182
Exelixis, Inc. (a)(d)	774,300	2,392,587
Medivation, Inc. (a)(d)	32,736	488,094
		5,907,463
PHARMACEUTICALS - 6.8%
Pharmaceuticals - 6.8%
Akorn, Inc. (a)(d)	2,653,427	4,351,620
Auxilium Pharmaceuticals, Inc. (a)(d)	1,083,104	23,590,005
Biodel, Inc. (a)(e)	2,338,348	6,430,457
Catalyst Pharmaceutical Partners, Inc. (a)	516,249	1,011,848
Elan Corp. PLC sponsored ADR (a)	1,783,400	11,181,918
Jazz Pharmaceuticals, Inc. (a)	6,965	10,448
Sepracor, Inc. (a)	307,886	3,620,739
XenoPort, Inc. (a)	765,594	24,070,275
		74,267,310
TOTAL COMMON STOCKS (Cost $1,280,912,650)		1,044,221,642
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 1.29% (b)	6,475,510	6,475,510
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	105,577,898	105,577,898
TOTAL MONEY MARKET FUNDS (Cost $112,053,408)		112,053,408
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,399,690,196)	1,159,691,108
NET OTHER ASSETS - (5.5)%	(60,666,991)
NET ASSETS - 100%	$ 1,099,024,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,163,351 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10	1/9/08	$ 9
Antigenics, Inc. warrants 1/9/18	1/9/08	1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 431,223
Fidelity Securities Lending Cash Central Fund	722,614
Total	$ 1,153,837
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodel, Inc.	$ 20,986,175	$ 4,531,073	$ -	$ -	$ 6,430,457
Vanda Pharmaceuticals, Inc.	6,277,223	-	1,722,579	-	-
Total	$ 27,263,398	$ 4,531,073	$ 1,722,579	$ -	$ 6,430,457
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,159,691,108	$ 1,155,527,757	$ 747,293	$ 3,416,058
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,416,058
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 3,416,058

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,416,955,677. Net unrealized depreciation aggregated $257,264,569, of which $49,667,150 related to appreciated investment securities and $306,931,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2008

1.810691.104

BRO-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CAPITAL MARKETS - 65.5%
Asset Management & Custody Banks - 31.8%
A.F.P. Provida SA sponsored ADR (d)	333,201	$ 4,478,221
Affiliated Managers Group, Inc. (a)	1,000	28,000
AllianceBernstein Holding LP	1,200	21,132
American Capital Ltd. (d)	20,000	84,800
Ameriprise Financial, Inc.	900	16,614
Ashmore Group PLC	538,200	926,373
Bank of New York Mellon Corp.	528,387	15,962,571
Bank Sarasin & Co. Ltd. Series B (Reg.)	409,688	10,077,553
BlackRock, Inc. Class A (d)	53,400	6,712,914
BlueBay Asset Management (d)	618,597	658,654
EFG International (d)	716,380	11,491,062
Franklin Resources, Inc.	167,200	10,157,400
Gluskin Sheff + Associates, Inc.	68,500	334,214
Invesco Ltd.	296,300	3,718,565
Janus Capital Group, Inc.	909,209	7,410,053
Julius Baer Holding Ltd.	330,376	10,845,257
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	104,600	287,650
Legg Mason, Inc.	546,261	9,843,623
Man Group PLC	416,300	1,621,039
Och-Ziff Capital Management Group LLC Class A (d)	1,088,787	5,411,271
Patriot Capital Funding, Inc.	217,200	731,964
State Street Corp.	104,366	4,394,852
The Blackstone Group LP	76,400	478,264
U.S. Global Investments, Inc. Class A (d)	539,417	2,702,479
		108,394,525
Diversified Capital Markets - 8.6%
Credit Suisse Group sponsored ADR (d)	603,030	17,855,718
UBS AG (NY Shares)	900,985	11,478,549
		29,334,267
Investment Banking & Brokerage - 25.1%
Cowen Group, Inc. (a)	3,400	19,754
E*TRADE Financial Corp. (a)(d)	4,714,015	6,363,920
Evercore Partners, Inc. Class A	342,410	3,427,524
FCStone Group, Inc. (a)	646,200	2,197,080
GFI Group, Inc.	3,447,024	13,064,221
Goldman Sachs Group, Inc.	217,300	17,164,527
Greenhill & Co., Inc. (d)	46,800	3,187,080
Jefferies Group, Inc. (d)	117,200	1,457,968
Lazard Ltd. Class A	49,200	1,537,992
MF Global Ltd. (a)	3,810,851	9,984,430
Morgan Stanley (d)	1,303,100	19,220,725
Nomura Holdings, Inc. sponsored ADR	225,312	1,640,271
optionsXpress Holdings, Inc.	104,193	1,468,079
Piper Jaffray Companies (a)	36,200	1,371,618
SWS Group, Inc.	85,700	1,252,934
TD Ameritrade Holding Corp. (a)	649	8,632

	Shares	Value
Thomas Weisel Partners Group, Inc. (a)	493,003	$ 2,105,123
TradeStation Group, Inc. (a)	2,113	14,833
		85,486,711
TOTAL CAPITAL MARKETS		223,215,503
COMMERCIAL BANKS - 0.4%
Diversified Banks - 0.4%
Barclays PLC	8,200	21,742
BBVA Banco Frances SA sponsored ADR (d)	19,400	60,916
Industrial & Commercial Bank of China	756,000	370,679
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,400	153,816
Wells Fargo & Co.	31,500	910,035
		1,517,188
DIVERSIFIED FINANCIAL SERVICES - 5.3%
Other Diversifed Financial Services - 2.2%
Citigroup, Inc.	369,300	3,061,497
JPMorgan Chase & Co.	134,800	4,267,768
		7,329,265
Specialized Finance - 3.1%
BM&F BOVESPA SA	42,745	94,805
Bursa Malaysia Bhd	579,000	838,899
Climate Exchange PLC (a)	5,700	76,030
CME Group, Inc.	8,003	1,696,236
Deutsche Boerse AG	2,100	150,975
Interactive Brokers Group, Inc. (a)	13,979	254,977
IntercontinentalExchange, Inc. (a)(d)	62,632	4,609,715
JSE Ltd.	704,100	2,864,041
		10,585,678
TOTAL DIVERSIFIED FINANCIAL SERVICES		17,914,943
INSURANCE - 14.6%
Life & Health Insurance - 0.1%
Principal Financial Group, Inc.	25,900	357,679
Multi-Line Insurance - 3.7%
American International Group, Inc.	6,282,792	12,628,412
Property & Casualty Insurance - 10.8%
Fidelity National Financial, Inc. Class A	2,032,200	25,057,028
The First American Corp.	477,700	11,474,354
XL Capital Ltd. Class A	28,900	145,367
		36,676,749
TOTAL INSURANCE		49,662,840
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	20,100	127,635
Common Stocks - continued
	Shares	Value
IT SERVICES - 8.3%
Data Processing & Outsourced Services - 8.3%
CyberSource Corp. (a)	340,000	$ 3,155,200
Fiserv, Inc. (a)	53,535	1,827,685
MasterCard, Inc. Class A	1,200	174,360
Online Resources Corp. (a)	473,600	1,506,048
VeriFone Holdings, Inc. (a)(d)	25,102	103,169
Visa, Inc.	408,900	21,491,784
		28,258,246
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
Equifax, Inc.	46,700	1,188,515
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mortgage REITs - 0.1%
Annaly Capital Management, Inc.	19,900	285,963
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc. (a)	5,300	86,072
TOTAL COMMON STOCKS (Cost $483,408,528)		322,256,905
Money Market Funds - 11.7%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c) (Cost $39,602,456)	39,602,456	$ 39,602,456
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $523,010,984)	361,859,361
NET OTHER ASSETS - (6.3)%	(21,290,201)
NET ASSETS - 100%	$ 340,569,160
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,650 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,349,500
Fidelity Securities Lending Cash Central Fund	1,591,041
Total	$ 2,940,541
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 361,859,361	$ 325,703,026	$ 36,156,335	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $564,355,327. Net unrealized depreciation aggregated $202,495,966, of which $14,895,786 related to appreciated investment securities and $217,391,752 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2008

1.810670.104

CHE-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CHEMICALS - 96.6%
Commodity Chemicals - 2.8%
Calgon Carbon Corp. (a)	30	$ 383
Celanese Corp. Class A	635,590	7,341,065
Georgia Gulf Corp.	225,000	472,500
		7,813,948
Diversified Chemicals - 31.2%
Cabot Corp.	30,000	620,700
Dow Chemical Co.	640,300	11,877,565
E.I. du Pont de Nemours & Co.	1,349,500	33,818,470
Eastman Chemical Co.	66,200	2,177,980
FMC Corp.	314,726	13,753,526
Gulf Resources, Inc. (a)	862,000	189,640
Huntsman Corp.	289,800	2,072,070
Olin Corp.	170,000	2,784,600
PPG Industries, Inc.	250,900	11,019,528
Solutia, Inc. (a)	1,115,713	7,586,848
Tata Chemicals Ltd.	375,000	1,119,516
		87,020,443
Fertilizers & Agricultural Chemicals - 28.7%
CF Industries Holdings, Inc.	58,900	3,099,907
Intrepid Potash, Inc.	35,000	672,000
Monsanto Co.	836,300	66,234,960
Terra Industries, Inc.	158,100	2,325,651
The Mosaic Co. (d)	241,900	7,341,665
The Scotts Miracle-Gro Co. Class A	15,000	485,400
		80,159,583
Industrial Gases - 17.1%
Air Products & Chemicals, Inc.	285,200	13,621,152
Airgas, Inc.	189,900	6,788,925
Praxair, Inc.	463,160	27,349,598
		47,759,675
Specialty Chemicals - 16.8%
Albemarle Corp.	382,600	7,778,258
Chemtura Corp.	85,000	141,950
Ecolab, Inc.	371,500	14,261,885
H.B. Fuller Co.	170,950	3,032,653
Lubrizol Corp.	155,600	5,464,672
Minerals Technologies, Inc.	20,000	939,000
Nalco Holding Co.	181,100	2,066,351

	Shares	Value
NewMarket Corp.	55,000	$ 1,841,400
OM Group, Inc. (a)	22,701	447,891
OMNOVA Solutions, Inc. (a)	914,700	969,582
RPM International, Inc.	50,000	599,500
Sigma Aldrich Corp. (d)	134,300	5,789,673
Valspar Corp.	40,000	784,800
W.R. Grace & Co. (a)	539,300	2,766,609
Zep, Inc.	10,000	181,100
		47,065,324
TOTAL CHEMICALS		269,818,973
SPECIALTY RETAIL - 0.3%
Home Improvement Retail - 0.3%
Sherwin-Williams Co.	15,000	883,950
TOTAL COMMON STOCKS (Cost $394,646,201)		270,702,923
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 1.29% (b)	461,892	461,892
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	8,815,250	8,815,250
TOTAL MONEY MARKET FUNDS (Cost $9,277,142)		9,277,142
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $403,923,343)	279,980,065
NET OTHER ASSETS - (0.2)%	(617,418)
NET ASSETS - 100%	$ 279,362,647
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 227,873
Fidelity Securities Lending Cash Central Fund	127,816
Total	$ 355,689
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 279,980,065	$ 279,980,065	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $421,944,785. Net unrealized depreciation aggregated $141,964,720, of which $19,250,127 related to appreciated investment securities and $161,214,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

November 30, 2008

1.810680.104

DEV-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 77.5%
Communications Equipment - 77.5%
Acme Packet, Inc. (a)	2,500	$ 9,750
ADC Telecommunications, Inc. (a)(d)	859,300	6,109,623
Adtran, Inc.	8,900	126,380
ADVA AG Optical Networking (a)(d)	246,763	318,710
Alcatel-Lucent SA sponsored ADR (a)	635,900	1,360,826
Arris Group, Inc. (a)	212,156	1,525,402
Aruba Networks, Inc. (a)	4,200	9,954
AudioCodes Ltd. (a)	445,190	841,409
Ceragon Networks Ltd. (a)	4,100	24,067
China GrenTech Corp. Ltd. ADR (a)	317,306	310,960
Ciena Corp. (a)(d)	146,500	1,084,100
Cisco Systems, Inc. (a)	1,331,131	22,016,907
Cogo Group, Inc. (a)(d)	346,700	1,178,780
CommScope, Inc. (a)(d)	252,300	2,848,467
Comverse Technology, Inc. (a)	977,110	6,058,082
Corning, Inc.	207,000	1,865,070
F5 Networks, Inc. (a)	72,200	1,797,780
Finisar Corp. (a)	92,135	40,539
Foundry Networks, Inc. (a)	225,800	3,497,642
Foxconn International Holdings Ltd. (a)	80,000	20,645
Harris Stratex Networks, Inc. Class A (a)	288,136	1,437,799
Infinera Corp. (a)	42,974	419,426
Motorola, Inc.	296,100	1,276,191
Opnext, Inc. (a)	15,900	32,913
Powerwave Technologies, Inc. (a)	2,163,100	1,038,288
QUALCOMM, Inc.	812,430	27,273,273
Research In Motion Ltd. (a)	17,900	760,213
Sandvine Corp. (a)	673,800	423,842
Sandvine Corp. (U.K.) (a)	1,762,900	1,131,810
Sonus Networks, Inc. (a)	492,032	762,650
Starent Networks Corp. (a)	954,924	9,501,494
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	98,700	702,744
		95,805,736
COMPUTERS & PERIPHERALS - 1.9%
Computer Hardware - 1.9%
Compal Electronics, Inc.	1,244	648
HTC Corp.	243,200	2,420,911
		2,421,559
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	1,630
TOTAL COMPUTERS & PERIPHERALS		2,423,189
ELECTRONIC EQUIPMENT & COMPONENTS - 1.3%
Electronic Equipment & Instruments - 0.9%
China Security & Surveillance Technology, Inc. (a)(d)	187,903	1,076,684

	Shares	Value
Electronic Manufacturing Services - 0.4%
Trimble Navigation Ltd. (a)	27,000	$ 549,720
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,626,404
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc. (a)	300	8,199
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
DivX, Inc. (a)	400	1,928
Tencent Holdings Ltd.	160,600	880,698
		882,626
MEDIA - 1.9%
Advertising - 1.9%
VisionChina Media, Inc. ADR (d)	340,800	2,307,216
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Semiconductors - 3.6%
Actel Corp. (a)	19,449	180,098
Altera Corp.	20,800	305,968
Exar Corp. (a)	6,701	45,165
Hittite Microwave Corp. (a)	11,100	324,342
Ikanos Communications, Inc. (a)	1,700	2,006
Infineon Technologies AG sponsored ADR (a)	144,500	339,575
MIPS Technologies, Inc. (a)	48,602	65,613
ON Semiconductor Corp. (a)	260,130	759,580
Pericom Semiconductor Corp. (a)	58,100	314,321
Pixelplus Co. Ltd. ADR (a)	30,925	8,041
PLX Technology, Inc. (a)	48,400	101,156
Transmeta Corp. (a)	11,835	212,438
Zoran Corp. (a)	244,100	1,835,632
		4,493,935
SOFTWARE - 4.9%
Application Software - 3.8%
ECtel Ltd. (a)	2,790	1,311
Smith Micro Software, Inc. (a)	238,139	1,216,890
Synchronoss Technologies, Inc. (a)	96,600	678,132
Taleo Corp. Class A (a)	1,800	11,628
Ulticom, Inc. (a)	608,678	2,739,051
		4,647,012
Home Entertainment Software - 1.1%
Ubisoft Entertainment SA (a)	58,200	1,346,334
Systems Software - 0.0%
Allot Communications Ltd. (a)	9,500	18,905
TOTAL SOFTWARE		6,012,251
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
American Tower Corp. Class A (a)	44,160	$ 1,202,918
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	75,600	1,063,692
SBA Communications Corp. Class A (a)	37,000	584,230
		2,850,840
TOTAL COMMON STOCKS (Cost $242,087,913)		116,410,396
Convertible Bonds - 0.3%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	359,282
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	5,942,729	$ 5,942,729
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	9,865,973	9,865,973
TOTAL MONEY MARKET FUNDS (Cost $15,808,702)		15,808,702
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $258,596,615)	132,578,380
NET OTHER ASSETS - (7.2)%	(8,945,765)
NET ASSETS - 100%	$ 123,632,615
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 208,893
Fidelity Securities Lending Cash Central Fund	727,865
Total	$ 936,758
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 132,578,380	$ 127,000,685	$ 5,577,695	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $260,400,942. Net unrealized depreciation aggregated $127,822,562, of which $1,338,946 related to appreciated investment securities and $129,161,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2008

1.810671.104

COM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.4%
Communications Equipment - 3.4%
Adtran, Inc.	101,900	$ 1,446,980
Emulex Corp. (a)(d)	122,000	869,860
QUALCOMM, Inc.	35,300	1,185,021
Research In Motion Ltd. (a)	96,500	4,098,355
		7,600,216
COMPUTERS & PERIPHERALS - 77.9%
Computer Hardware - 62.5%
3PAR, Inc.	141,000	1,163,250
Acer, Inc.	1,337,000	1,706,538
Apple, Inc. (a)	561,000	51,987,870
Dell, Inc. (a)	918,378	10,258,282
Diebold, Inc.	48,000	1,344,000
Hewlett-Packard Co.	1,525,100	53,805,530
International Business Machines Corp.	126,050	10,285,680
NCR Corp. (a)	309,500	4,698,210
Rackable Systems, Inc. (a)	134,800	537,852
Stratasys, Inc. (a)	89,800	1,002,168
Sun Microsystems, Inc. (a)	414,925	1,315,312
Teradata Corp. (a)	116,000	1,557,880
		139,662,572
Computer Storage & Peripherals - 15.4%
Compellent Technologies, Inc. (a)(d)	192,400	2,066,376
Data Domain, Inc. (a)(d)	82,200	1,335,750
Electronics for Imaging, Inc. (a)	39,024	381,264
EMC Corp. (a)	1,089,478	11,515,782
Hutchinson Technology, Inc. (a)(d)	116,800	327,040
Intermec, Inc. (a)	83,700	1,111,536
Isilon Systems, Inc. (a)	393,200	1,281,832
Lexmark International, Inc. Class A (a)	45,700	1,196,426
NetApp, Inc. (a)	209,500	2,828,250
Netezza Corp. (a)	145,500	1,050,510
QLogic Corp. (a)	119,400	1,268,028
Quantum Corp. (a)	378,800	45,456
SanDisk Corp. (a)	252,100	2,016,800
Seagate Technology	359,600	1,513,916
SIMPLO Technology Co. Ltd.	877,400	2,047,801
Synaptics, Inc. (a)	64,900	1,425,853
Western Digital Corp. (a)	199,984	2,439,805
Xyratex Ltd. (a)	237,500	653,125
		34,505,550
TOTAL COMPUTERS & PERIPHERALS		174,168,122
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Dynapack International Technology Corp.	491,046	939,664
ELECTRONIC EQUIPMENT & COMPONENTS - 2.0%
Electronic Components - 0.0%
AU Optronics Corp. sponsored ADR	1	6

	Shares	Value
Electronic Manufacturing Services - 1.3%
Ju Teng International Holdings Ltd. (a)	14,886,000	$ 2,881,124
Technology Distributors - 0.7%
Ingram Micro, Inc. Class A (a)	149,600	1,611,192
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,492,322
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Syntel, Inc.	18,162	436,251
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Semiconductors - 2.5%
Broadcom Corp. Class A (a)	63,100	966,061
Micron Technology, Inc. (a)(d)	803,500	2,201,590
Skyworks Solutions, Inc. (a)	195,000	1,051,050
Xilinx, Inc.	83,700	1,369,332
		5,588,033
SOFTWARE - 3.9%
Application Software - 2.0%
Citrix Systems, Inc. (a)(d)	57,800	1,540,948
Informatica Corp. (a)	86,100	1,195,068
Quest Software, Inc. (a)	130,100	1,736,835
		4,472,851
Systems Software - 1.9%
McAfee, Inc. (a)	55,200	1,674,216
Oracle Corp. (a)	98,800	1,589,692
Phoenix Technologies Ltd. (a)	296,300	989,642
		4,253,550
TOTAL SOFTWARE		8,726,401
SPECIALTY RETAIL - 0.3%
Computer & Electronics Retail - 0.3%
Gamestop Corp. Class A (a)	31,200	681,720
TOTAL COMMON STOCKS (Cost $325,321,088)		202,632,729
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 1.29% (b)	15,867,256	15,867,256
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	5,215,250	5,215,250
TOTAL MONEY MARKET FUNDS (Cost $21,082,506)		21,082,506
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $346,403,594)	223,715,235
NET OTHER ASSETS - 0.0%	12,381
NET ASSETS - 100%	$ 223,727,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 259,728
Fidelity Securities Lending Cash Central Fund	313,994
Total	$ 573,722
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 223,715,235	$ 219,021,232	$ 4,694,003	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $377,359,258. Net unrealized depreciation aggregated $153,644,023, of which $200,076 related to appreciated investment securities and $153,844,099 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2008

1.810672.104

HOU-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
BUILDING PRODUCTS - 3.8%
Building Products - 3.8%
Masco Corp.	132,000	$ 1,264,560
Owens Corning (a)	63,500	1,012,825
		2,277,385
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
EnergySolutions, Inc.	51,800	236,208
CONSTRUCTION & ENGINEERING - 19.6%
Construction & Engineering - 19.6%
Chicago Bridge & Iron Co. NV (NY Shares)	29,700	302,049
EMCOR Group, Inc. (a)	29,600	466,792
Fluor Corp.	46,100	2,099,394
Foster Wheeler Ltd. (a)	74,400	1,656,144
Granite Construction, Inc.	25,900	1,110,851
Jacobs Engineering Group, Inc. (a)	34,700	1,553,519
KBR, Inc.	95,800	1,319,166
Perini Corp. (a)	10,800	206,820
Quanta Services, Inc. (a)(d)	24,275	394,712
Shaw Group, Inc. (a)(d)	53,800	989,920
URS Corp. (a)	40,171	1,524,891
		11,624,258
CONSTRUCTION MATERIALS - 3.8%
Construction Materials - 3.8%
Eagle Materials, Inc. (d)	10,000	210,000
Martin Marietta Materials, Inc. (d)	2,000	175,280
Vulcan Materials Co.	30,900	1,853,382
		2,238,662
HOUSEHOLD DURABLES - 15.1%
Homebuilding - 15.1%
Centex Corp.	93,500	856,460
D.R. Horton, Inc. (d)	122,266	839,967
Hovnanian Enterprises, Inc. Class A (a)	9,000	19,710
KB Home	12,600	146,538
Lennar Corp. Class A (d)	62,500	444,375
Meritage Homes Corp. (a)	27,500	341,000
NVR, Inc. (a)	700	303,975
Pulte Homes, Inc.	240,700	2,563,455
Ryland Group, Inc. (d)	68,630	1,164,651
Toll Brothers, Inc. (a)	116,084	2,313,554
		8,993,685
REAL ESTATE INVESTMENT TRUSTS - 10.8%
Residential REITs - 10.7%
Apartment Investment & Management Co. Class A	66,956	767,985
AvalonBay Communities, Inc.	4,600	279,082
BRE Properties, Inc.	11,800	346,448
Camden Property Trust (SBI)	39,600	1,048,212

	Shares	Value
Equity Residential (SBI)	63,200	$ 1,923,176
Essex Property Trust, Inc.	6,800	587,996
Home Properties, Inc. (d)	19,600	764,400
Mid-America Apartment Communities, Inc.	1,000	37,030
UDR, Inc.	40,896	618,756
		6,373,085
Retail REITs - 0.1%
CBL & Associates Properties, Inc.	2,000	8,140
Pennsylvania Real Estate Investment Trust (SBI)	4,000	18,000
		26,140
TOTAL REAL ESTATE INVESTMENT TRUSTS		6,399,225
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 1.7%
The St. Joe Co. (a)(d)	38,600	1,019,426
Real Estate Operating Companies - 0.3%
Iguatemi Empresa de Shopping Centers SA	52,000	201,550
Real Estate Services - 0.7%
CB Richard Ellis Group, Inc. Class A (a)(d)	92,100	419,976
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,640,952
SPECIALTY RETAIL - 39.9%
Home Improvement Retail - 39.9%
Home Depot, Inc.	482,700	11,155,197
Lowe's Companies, Inc.	543,400	11,226,646
Sherwin-Williams Co.	22,100	1,302,353
		23,684,196
TOTAL COMMON STOCKS (Cost $81,919,205)		57,094,571
Money Market Funds - 7.0%

Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c) (Cost $4,198,675)	4,198,675	4,198,675
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.23%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Government Obligations) # (Cost $49,000)	$ 49,000	$ 49,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $86,166,880)	61,342,246
NET OTHER ASSETS - (3.2)%	(1,929,630)
NET ASSETS - 100%	$ 59,412,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$49,000 due 12/01/08 at 0.23%
BNP Paribas Securities Corp.	$ 8,747
Barclays Capital, Inc.	14,596
Citigroup Global Markets, Inc.	5,364
Credit Suisse Securities (USA) LLC	46
Deutsche Bank Securities, Inc.	17,323
ING Financial Markets LLC	2,924
$ 49,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,643
Fidelity Securities Lending Cash Central Fund	191,706
Total	$ 215,349
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 61,342,246	$ 61,293,246	$ 49,000	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $88,220,215. Net unrealized depreciation aggregated $26,877,969, of which $2,903,750 related to appreciated investment securities and $29,781,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

November 30, 2008

1.810692.104

CPR-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
Gentex Corp.	11,800	$ 103,486
AUTOMOBILES - 0.0%
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	100	1,701
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	90,000	164,901
DIVERSIFIED CONSUMER SERVICES - 5.0%
Education Services - 4.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,500	653,140
Princeton Review, Inc. (a)	7,214	37,441
Strayer Education, Inc.	800	191,688
		882,269
Specialized Consumer Services - 0.2%
Coinstar, Inc. (a)	2,400	44,544
TOTAL DIVERSIFIED CONSUMER SERVICES		926,813
FOOD & STAPLES RETAILING - 4.3%
Drug Retail - 0.9%
CVS Caremark Corp.	6,100	176,473
Food Retail - 1.1%
Susser Holdings Corp. (a)	16,083	195,248
Hypermarkets & Super Centers - 2.3%
Costco Wholesale Corp.	8,300	427,201
TOTAL FOOD & STAPLES RETAILING		798,922
HOTELS, RESTAURANTS & LEISURE - 15.0%
Casinos & Gaming - 3.9%
Bally Technologies, Inc. (a)	5,900	108,973
International Game Technology	20,600	220,626
Las Vegas Sands Corp. (a)	11,100	57,387
Las Vegas Sands Corp. unit (a)	900	90,000
Penn National Gaming, Inc. (a)	8,800	186,560
WMS Industries, Inc. (a)	2,200	54,230
		717,776
Restaurants - 11.1%
Burger King Holdings, Inc.	7,200	154,872
Darden Restaurants, Inc.	9,000	164,610
McDonald's Corp.	27,300	1,603,872
Sonic Corp. (a)(d)	17,300	146,185
		2,069,539
TOTAL HOTELS, RESTAURANTS & LEISURE		2,787,315
HOUSEHOLD DURABLES - 1.6%
Homebuilding - 1.1%
Centex Corp.	2,900	26,564

	Shares	Value
Lennar Corp. Class A	5,470	$ 38,892
Pulte Homes, Inc.	12,600	134,190
		199,646
Household Appliances - 0.5%
Whirlpool Corp. (d)	2,600	102,388
TOTAL HOUSEHOLD DURABLES		302,034
INTERNET & CATALOG RETAIL - 2.1%
Internet Retail - 2.1%
Amazon.com, Inc. (a)	9,200	392,840
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Dice Holdings, Inc. (a)	4,100	13,079
eBay, Inc. (a)	6,200	81,406
Google, Inc. Class A (sub. vtg.) (a)	878	257,219
		351,704
LEISURE EQUIPMENT & PRODUCTS - 1.1%
Leisure Products - 1.1%
Hasbro, Inc.	7,800	209,040
MEDIA - 27.3%
Advertising - 2.9%
Interpublic Group of Companies, Inc. (a)	34,600	141,514
Lamar Advertising Co. Class A (a)(d)	4,700	69,889
Omnicom Group, Inc.	11,600	328,164
		539,567
Broadcasting - 1.4%
Grupo Televisa SA de CV (CPO) sponsored ADR	17,100	254,106
Cable & Satellite - 10.0%
Comcast Corp. Class A	61,750	1,070,745
Liberty Media Corp. - Entertainment Class A (a)	18,100	214,847
The DIRECTV Group, Inc. (a)	20,200	444,602
Time Warner Cable, Inc. (a)	4,300	87,290
Virgin Media, Inc.	8,100	38,313
		1,855,797
Movies & Entertainment - 12.0%
Ascent Media Corp. (a)	1,100	22,000
Live Nation, Inc. (a)(d)	5,866	28,685
News Corp.:
Class A	33,500	264,650
Class B	3,600	29,484
Regal Entertainment Group Class A	26,560	243,555
The Walt Disney Co.	30,800	693,616
Time Warner, Inc.	104,500	945,725
		2,227,715
Publishing - 1.0%
McGraw-Hill Companies, Inc.	7,200	180,000
TOTAL MEDIA		5,057,185
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 7.3%
Department Stores - 0.5%
Nordstrom, Inc. (d)	7,700	$ 87,549
General Merchandise Stores - 6.8%
Target Corp.	37,200	1,255,872
TOTAL MULTILINE RETAIL		1,343,421
SPECIALTY RETAIL - 25.1%
Apparel Retail - 4.0%
Abercrombie & Fitch Co. Class A	6,900	133,377
Citi Trends, Inc. (a)	9,952	122,410
Ross Stores, Inc.	7,500	198,750
TJX Companies, Inc.	4,400	100,408
Urban Outfitters, Inc. (a)	5,900	107,203
Zumiez, Inc. (a)	7,900	68,256
		730,404
Automotive Retail - 2.7%
Advance Auto Parts, Inc.	8,100	245,916
AutoZone, Inc. (a)	2,400	262,128
		508,044
Computer & Electronics Retail - 1.1%
Best Buy Co., Inc.	3,900	80,769
Gamestop Corp. Class A (a)	5,900	128,915
		209,684
Home Improvement Retail - 11.4%
Home Depot, Inc.	17,350	400,959
Lowe's Companies, Inc.	68,700	1,419,342
Sherwin-Williams Co.	5,000	294,650
		2,114,951
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	15,400	107,954
Specialty Stores - 5.3%
PetSmart, Inc. (d)	13,100	229,905
Sally Beauty Holdings, Inc. (a)	6,900	30,015
Staples, Inc. (d)	38,850	674,436
Tiffany & Co., Inc.	2,100	41,559
		975,915
TOTAL SPECIALTY RETAIL		4,646,952
TEXTILES, APPAREL & LUXURY GOODS - 6.1%
Apparel, Accessories & Luxury Goods - 2.7%
Coach, Inc. (a)	6,900	123,510

	Shares	Value
G-III Apparel Group Ltd. (a)	8,859	$ 70,252
Hanesbrands, Inc. (a)	7,500	96,900
Polo Ralph Lauren Corp. Class A	1,700	73,440
VF Corp.	2,700	141,183
		505,285
Footwear - 3.4%
Iconix Brand Group, Inc. (a)(d)	30,500	258,335
NIKE, Inc. Class B	6,800	362,100
		620,435
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,125,720
TOTAL COMMON STOCKS (Cost $26,773,056)		18,212,034
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 1.29% (b)	110,514	110,514
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	1,446,700	1,446,700
TOTAL MONEY MARKET FUNDS (Cost $1,557,214)		1,557,214
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Government Obligations) # (Cost $35,000)	$ 35,001	35,000
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $28,365,270)	19,804,248
NET OTHER ASSETS - (6.9)%	(1,283,306)
NET ASSETS - 100%	$ 18,520,942
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$35,000 due 12/01/08 at 0.23%
BNP Paribas Securities Corp.	$ 6,248
Barclays Capital, Inc.	10,426
Citigroup Global Markets, Inc.	3,831
Credit Suisse Securities (USA) LLC	33
Deutsche Bank Securities, Inc.	12,373
ING Financial Markets LLC	2,089
$ 35,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,838
Fidelity Securities Lending Cash Central Fund	26,519
Total	$ 31,357
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,804,248	$ 19,679,248	$ 35,000	$ 90,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	90,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 90,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $28,761,088. Net unrealized depreciation aggregated $8,956,840, of which $745,200 related to appreciated investment securities and $9,702,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

November 30, 2008

1.810694.104

FOO-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BEVERAGES - 31.5%
Brewers - 5.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	220,611	$ 1,731,442
Anheuser-Busch InBev NV (d)	529,200	8,719,870
Anheuser-Busch InBev NV rights 12/9/08 (a)(d)	332,500	4,039,336
Carlsberg AS Series B	600	18,193
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	87,900	3,821,013
Heineken NV (Bearer)	600	16,564
Molson Coors Brewing Co. Class B	470,180	20,908,905
SABMiller PLC	414,050	6,716,646
		45,971,969
Distillers & Vintners - 4.4%
Brown-Forman Corp. Class B (non-vtg.)	950	41,696
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,477,300	18,850,348
Diageo PLC sponsored ADR	222,900	12,564,873
Pernod Ricard SA	111,400	6,572,949
Remy Cointreau SA (d)	26,200	930,490
		38,960,356
Soft Drinks - 21.9%
Coca-Cola Amatil Ltd.	262,886	1,490,470
Coca-Cola Enterprises, Inc. (d)	694,700	6,377,346
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	127,400	4,433,520
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	296,210	4,490,544
Coca-Cola Icecek AS	462,332	2,153,537
Cott Corp. (a)	1,590,000	1,346,371
Embotelladora Andina SA sponsored ADR	299,241	3,967,936
Fomento Economico Mexicano SA de CV sponsored ADR	67,300	1,851,423
PepsiCo, Inc.	1,322,500	74,985,750
The Coca-Cola Co.	1,972,100	92,432,327
		193,529,224
TOTAL BEVERAGES		278,461,549
FOOD & STAPLES RETAILING - 18.3%
Drug Retail - 8.9%
CVS Caremark Corp.	1,669,000	48,284,170
Walgreen Co.	1,246,400	30,835,936
		79,120,106
Food Distributors - 0.9%
Sysco Corp.	305,100	7,154,595
United Natural Foods, Inc. (a)	26,600	479,066
		7,633,661
Food Retail - 2.8%
Kroger Co.	342,700	9,479,082
Safeway, Inc.	600,400	13,088,720

	Shares	Value
SUPERVALU, Inc.	174,000	$ 2,072,340
Whole Foods Market, Inc.	1,000	10,580
		24,650,722
Hypermarkets & Super Centers - 5.7%
Wal-Mart Stores, Inc.	897,500	50,152,300
TOTAL FOOD & STAPLES RETAILING		161,556,789
FOOD PRODUCTS - 14.4%
Agricultural Products - 3.0%
Archer Daniels Midland Co. (d)	471,200	12,901,456
Bunge Ltd. (d)	206,200	8,755,252
Corn Products International, Inc.	59,300	1,624,820
SLC Agricola SA	328,800	1,515,142
Viterra, Inc. (a)	307,900	1,847,400
		26,644,070
Packaged Foods & Meats - 11.4%
Cadbury PLC sponsored ADR	65,612	2,230,152
Groupe Danone	115,600	6,666,378
Kraft Foods, Inc. Class A (d)	693,500	18,870,135
Lindt & Spruengli AG (d)	79	1,946,694
Nestle SA (Reg.)	916,027	33,183,318
Perdigao SA (ON)	126,600	2,014,041
PureCircle Ltd.	160,000	249,624
Sadia SA ADR (d)	306,000	1,349,460
Smithfield Foods, Inc. (a)	1,000	6,810
Tyson Foods, Inc. Class A	1,153,900	7,742,669
Unilever NV (NY Shares)	1,097,412	25,646,518
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	37,600	896,008
		100,801,807
TOTAL FOOD PRODUCTS		127,445,877
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Starbucks Corp. (a)	600	5,358
HOUSEHOLD PRODUCTS - 20.9%
Household Products - 20.9%
Colgate-Palmolive Co.	552,100	35,925,147
Energizer Holdings, Inc. (a)	44,800	1,945,216
Kimberly-Clark Corp.	110,500	6,385,795
Procter & Gamble Co.	2,178,597	140,192,713
		184,448,871
PERSONAL PRODUCTS - 3.3%
Personal Products - 3.3%
Avon Products, Inc.	1,195,600	25,227,160
Bare Escentuals, Inc. (a)	199,905	943,552
Estee Lauder Companies, Inc. Class A	100	2,790
Herbalife Ltd.	121,800	2,165,604
Physicians Formula Holdings, Inc. (a)	270,694	801,254
		29,140,360
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 0.7%
Pharmaceuticals - 0.7%
Johnson & Johnson	110,700	$ 6,484,806
TOBACCO - 8.2%
Tobacco - 8.2%
Altria Group, Inc. (d)	1,008,900	16,223,112
British American Tobacco PLC sponsored ADR (d)	660,580	34,627,604
KT&G Corp.	990	54,858
Lorillard, Inc.	71,900	4,344,917
Philip Morris International, Inc.	361,900	15,257,704
Souza Cruz Industria Comerico	108,800	2,219,576
		72,727,771
TOTAL COMMON STOCKS (Cost $982,246,990)		860,271,381
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	29,512,514	$ 29,512,514
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	41,472,625	41,472,625
TOTAL MONEY MARKET FUNDS (Cost $70,985,139)		70,985,139
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,053,232,129)	931,256,520
NET OTHER ASSETS - (5.3)%	(47,278,013)
NET ASSETS - 100%	$ 883,978,507
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 325,741
Fidelity Securities Lending Cash Central Fund	370,298
Total	$ 696,039
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 931,256,520	$ 862,196,458	$ 69,060,062	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,062,990,826. Net unrealized depreciation aggregated $131,734,306, of which $24,969,570 related to appreciated investment securities and $156,703,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.860868.101

ACSF-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BEVERAGES - 31.5%
Brewers - 5.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	220,611	$ 1,731,442
Anheuser-Busch InBev NV (d)	529,200	8,719,870
Anheuser-Busch InBev NV rights 12/9/08 (a)(d)	332,500	4,039,336
Carlsberg AS Series B	600	18,193
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	87,900	3,821,013
Heineken NV (Bearer)	600	16,564
Molson Coors Brewing Co. Class B	470,180	20,908,905
SABMiller PLC	414,050	6,716,646
		45,971,969
Distillers & Vintners - 4.4%
Brown-Forman Corp. Class B (non-vtg.)	950	41,696
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,477,300	18,850,348
Diageo PLC sponsored ADR	222,900	12,564,873
Pernod Ricard SA	111,400	6,572,949
Remy Cointreau SA (d)	26,200	930,490
		38,960,356
Soft Drinks - 21.9%
Coca-Cola Amatil Ltd.	262,886	1,490,470
Coca-Cola Enterprises, Inc. (d)	694,700	6,377,346
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	127,400	4,433,520
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	296,210	4,490,544
Coca-Cola Icecek AS	462,332	2,153,537
Cott Corp. (a)	1,590,000	1,346,371
Embotelladora Andina SA sponsored ADR	299,241	3,967,936
Fomento Economico Mexicano SA de CV sponsored ADR	67,300	1,851,423
PepsiCo, Inc.	1,322,500	74,985,750
The Coca-Cola Co.	1,972,100	92,432,327
		193,529,224
TOTAL BEVERAGES		278,461,549
FOOD & STAPLES RETAILING - 18.3%
Drug Retail - 8.9%
CVS Caremark Corp.	1,669,000	48,284,170
Walgreen Co.	1,246,400	30,835,936
		79,120,106
Food Distributors - 0.9%
Sysco Corp.	305,100	7,154,595
United Natural Foods, Inc. (a)	26,600	479,066
		7,633,661
Food Retail - 2.8%
Kroger Co.	342,700	9,479,082
Safeway, Inc.	600,400	13,088,720

	Shares	Value
SUPERVALU, Inc.	174,000	$ 2,072,340
Whole Foods Market, Inc.	1,000	10,580
		24,650,722
Hypermarkets & Super Centers - 5.7%
Wal-Mart Stores, Inc.	897,500	50,152,300
TOTAL FOOD & STAPLES RETAILING		161,556,789
FOOD PRODUCTS - 14.4%
Agricultural Products - 3.0%
Archer Daniels Midland Co. (d)	471,200	12,901,456
Bunge Ltd. (d)	206,200	8,755,252
Corn Products International, Inc.	59,300	1,624,820
SLC Agricola SA	328,800	1,515,142
Viterra, Inc. (a)	307,900	1,847,400
		26,644,070
Packaged Foods & Meats - 11.4%
Cadbury PLC sponsored ADR	65,612	2,230,152
Groupe Danone	115,600	6,666,378
Kraft Foods, Inc. Class A (d)	693,500	18,870,135
Lindt & Spruengli AG (d)	79	1,946,694
Nestle SA (Reg.)	916,027	33,183,318
Perdigao SA (ON)	126,600	2,014,041
PureCircle Ltd.	160,000	249,624
Sadia SA ADR (d)	306,000	1,349,460
Smithfield Foods, Inc. (a)	1,000	6,810
Tyson Foods, Inc. Class A	1,153,900	7,742,669
Unilever NV (NY Shares)	1,097,412	25,646,518
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	37,600	896,008
		100,801,807
TOTAL FOOD PRODUCTS		127,445,877
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Starbucks Corp. (a)	600	5,358
HOUSEHOLD PRODUCTS - 20.9%
Household Products - 20.9%
Colgate-Palmolive Co.	552,100	35,925,147
Energizer Holdings, Inc. (a)	44,800	1,945,216
Kimberly-Clark Corp.	110,500	6,385,795
Procter & Gamble Co.	2,178,597	140,192,713
		184,448,871
PERSONAL PRODUCTS - 3.3%
Personal Products - 3.3%
Avon Products, Inc.	1,195,600	25,227,160
Bare Escentuals, Inc. (a)	199,905	943,552
Estee Lauder Companies, Inc. Class A	100	2,790
Herbalife Ltd.	121,800	2,165,604
Physicians Formula Holdings, Inc. (a)	270,694	801,254
		29,140,360
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 0.7%
Pharmaceuticals - 0.7%
Johnson & Johnson	110,700	$ 6,484,806
TOBACCO - 8.2%
Tobacco - 8.2%
Altria Group, Inc. (d)	1,008,900	16,223,112
British American Tobacco PLC sponsored ADR (d)	660,580	34,627,604
KT&G Corp.	990	54,858
Lorillard, Inc.	71,900	4,344,917
Philip Morris International, Inc.	361,900	15,257,704
Souza Cruz Industria Comerico	108,800	2,219,576
		72,727,771
TOTAL COMMON STOCKS (Cost $982,246,990)		860,271,381
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	29,512,514	$ 29,512,514
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	41,472,625	41,472,625
TOTAL MONEY MARKET FUNDS (Cost $70,985,139)		70,985,139
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,053,232,129)	931,256,520
NET OTHER ASSETS - (5.3)%	(47,278,013)
NET ASSETS - 100%	$ 883,978,507
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 325,741
Fidelity Securities Lending Cash Central Fund	370,298
Total	$ 696,039
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 931,256,520	$ 862,196,458	$ 69,060,062	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,062,990,826. Net unrealized depreciation aggregated $131,734,306, of which $24,969,570 related to appreciated investment securities and $156,703,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2008

1.810679.104

DEF-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
AEROSPACE & DEFENSE - 90.4%
Aerospace & Defense - 90.4%
AAR Corp. (a)(d)	122,500	$ 2,075,150
AeroVironment, Inc. (a)	10,000	322,300
Alliant Techsystems, Inc. (a)	182,700	15,017,940
BE Aerospace, Inc. (a)(d)	474,900	3,884,682
Curtiss-Wright Corp.	199,600	6,666,640
DynCorp International, Inc. Class A (a)	159,900	2,374,515
Esterline Technologies Corp. (a)	95,000	3,506,450
GenCorp, Inc. (non-vtg.) (a)	184,700	528,242
General Dynamics Corp.	467,930	24,177,943
Goodrich Corp.	461,550	15,531,158
Hexcel Corp. (a)	253,400	1,900,500
Honeywell International, Inc.	1,644,400	45,812,984
L-3 Communications Holdings, Inc.	328,100	22,038,477
Lockheed Martin Corp.	712,400	54,933,164
Moog, Inc. Class A (a)	230,600	7,420,708
Northrop Grumman Corp.	613,500	25,122,825
Orbital Sciences Corp. (a)	196,792	3,384,822
Precision Castparts Corp.	428,400	26,860,680
Raytheon Co.	528,952	25,812,858
Rockwell Collins, Inc.	417,500	14,228,400
Spirit AeroSystems Holdings, Inc. Class A (a)	1,056,600	9,562,230
The Boeing Co. (d)	1,800,166	76,741,077
TransDigm Group, Inc. (a)(d)	60,200	2,137,100
Triumph Group, Inc.	95,000	3,249,000
United Technologies Corp. (d)	1,852,900	89,921,236
		483,211,081
AIRLINES - 2.0%
Airlines - 2.0%
AMR Corp. (a)	413,500	3,630,530
Delta Air Lines, Inc. (a)	559,175	4,926,332
UAL Corp.	90,900	1,022,625
US Airways Group, Inc. (a)	166,600	992,936
		10,572,423
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Harris Corp.	96,800	3,376,384
INDUSTRIAL CONGLOMERATES - 2.1%
Industrial Conglomerates - 2.1%
General Electric Co.	236,300	4,057,271
Textron, Inc.	467,300	7,116,979
		11,174,250

	Shares	Value
IT SERVICES - 0.2%
IT Consulting & Other Services - 0.2%
CACI International, Inc. Class A (a)	19,500	$ 865,995
MACHINERY - 1.1%
Construction & Farm Machinery & Heavy Trucks - 1.1%
Force Protection, Inc. (a)(d)	959,553	3,819,021
Navistar International Corp. (a)	92,000	2,010,200
		5,829,221
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.2%
RTI International Metals, Inc. (a)	72,200	867,844
Steel - 0.6%
Allegheny Technologies, Inc.	43,200	991,440
Carpenter Technology Corp.	140,800	2,345,728
		3,337,168
TOTAL METALS & MINING		4,205,012
TOTAL COMMON STOCKS (Cost $765,036,067)		519,234,366
Money Market Funds - 6.0%

Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c) (Cost $32,009,600)	32,009,600	32,009,600
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $797,045,667)	551,243,966
NET OTHER ASSETS - (3.2)%	(16,864,275)
NET ASSETS - 100%	$ 534,379,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,062
Fidelity Securities Lending Cash Central Fund	160,349
Total	$ 239,411
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 551,243,966	$ 551,243,966	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $802,689,600. Net unrealized depreciation aggregated $251,445,634, of which $49,269,131 related to appreciated investment securities and $300,714,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2008

1.810682.104

ELE-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CAPITAL MARKETS - 0.5%
Asset Management & Custody Banks - 0.5%
Harris & Harris Group, Inc. (a)(d)	692,860	$ 2,792,226
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Nanophase Technologies Corp. (a)(e)	1,249,630	1,274,623
COMMUNICATIONS EQUIPMENT - 4.9%
Communications Equipment - 4.9%
Alcatel-Lucent SA sponsored ADR (a)	317,300	679,022
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,134,775	1,100,732
Cisco Systems, Inc. (a)	479,700	7,934,238
Nokia Corp. sponsored ADR	124,800	1,768,416
QUALCOMM, Inc.	486,100	16,318,377
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	175,400	1,248,848
		29,049,633
COMPUTERS & PERIPHERALS - 1.9%
Computer Hardware - 1.6%
Apple, Inc. (a)	20,000	1,853,400
HTC Corp.	763,000	7,595,209
		9,448,609
Computer Storage & Peripherals - 0.3%
SanDisk Corp. (a)	200,000	1,600,000
TOTAL COMPUTERS & PERIPHERALS		11,048,609
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 1.8%
First Solar, Inc. (a)	25,000	3,121,000
Motech Industries, Inc.	1	2
Q-Cells SE (a)(d)	67,300	2,259,119
Renewable Energy Corp. AS (a)(d)	229,000	2,162,956
SolarWorld AG (d)	113,700	2,038,465
Sunpower Corp. Class B (a)	30,000	780,600
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	16,100	137,494
		10,499,636
ELECTRONIC EQUIPMENT & COMPONENTS - 2.3%
Electronic Components - 0.5%
Everlight Electronics Co. Ltd.	2,039,993	2,572,093
Ibiden Co. Ltd.	18,200	284,893
		2,856,986
Technology Distributors - 1.8%
Avnet, Inc. (a)	389,500	5,546,480
Ingram Micro, Inc. Class A (a)	486,900	5,243,913
		10,790,393
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		13,647,379

	Shares	Value
FOOD & STAPLES RETAILING - 0.0%
Food Distributors - 0.0%
Dezina Marketing, Inc. (a)	1,000	$ 1,100
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Life Sciences Tools & Services - 0.8%
Arrowhead Research Corp. (a)(d)(e)	3,436,260	4,432,775
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	316,470
		4,749,245
MEDIA - 0.1%
Cable & Satellite - 0.1%
JumpTV, Inc. (a)	1,818,100	579,153
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	200,000	809,677
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.6%
Semiconductor Equipment - 20.2%
Aixtron AG	300,000	1,407,933
Applied Materials, Inc. (d)	5,142,100	49,261,318
ASML Holding NV:
(Netherlands)	88,400	1,349,334
(NY Shares)	750,000	11,497,500
ATMI, Inc. (a)	100,000	1,192,000
Cymer, Inc. (a)(d)	322,371	7,572,495
FormFactor, Inc. (a)	286,900	3,881,757
Global Unichip Corp.	527,382	1,585,147
KLA-Tencor Corp.	105,600	1,986,336
Lam Research Corp. (a)(d)	788,200	15,921,640
MEMC Electronic Materials, Inc. (a)	314,500	4,723,790
Tessera Technologies, Inc. (a)	200,000	3,676,000
Varian Semiconductor Equipment Associates, Inc. (a)(d)	800,000	14,720,000
		118,775,250
Semiconductors - 61.4%
Advanced Analogic Technologies, Inc. (a)	1,000,000	2,510,000
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,651,170	2,724,431
Altera Corp. (d)	885,600	13,027,176
Analog Devices, Inc.	671,600	11,484,360
ARM Holdings PLC sponsored ADR	3,148,000	14,008,600
Broadcom Corp. Class A (a)(d)	874,300	13,385,533
Cavium Networks, Inc. (a)	512,933	5,565,323
Ceva, Inc. (a)	121,200	895,668
Cypress Semiconductor Corp. (a)	215,500	803,815
Fairchild Semiconductor International, Inc. (a)	973,800	3,885,462
Himax Technologies, Inc. sponsored ADR	1,339,900	1,889,259
Hittite Microwave Corp. (a)	247,700	7,237,794
Infineon Technologies AG sponsored ADR (a)	664,100	1,560,635
Intel Corp.	10,881,600	150,166,080
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Intersil Corp. Class A	102,300	$ 926,838
Linear Technology Corp.	98,100	1,957,095
LSI Corp. (a)	412,800	1,106,304
Marvell Technology Group Ltd. (a)	947,700	5,496,660
Microchip Technology, Inc.	95,800	1,772,300
Micron Technology, Inc. (a)(d)	2,518,900	6,901,786
National Semiconductor Corp.	584,300	6,427,300
NVIDIA Corp. (a)	530,650	3,963,956
PMC-Sierra, Inc. (a)	1,460,700	5,857,407
Power Integrations, Inc.	100,000	1,830,000
Powertech Technology, Inc.	235,400	337,038
Qimonda AG sponsored ADR (a)	250,000	47,500
Richtek Technology Corp.	500,000	1,919,016
Samsung Electronics Co. Ltd.	22,697	7,509,012
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,000,000	4,120,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,343,300	9,604,595
Texas Instruments, Inc.	3,464,200	53,937,594
Xilinx, Inc. (d)	959,400	15,695,784
Zoran Corp. (a)	400,000	3,008,000
		361,562,321
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		480,337,571
SOFTWARE - 1.5%
Home Entertainment Software - 1.5%
Nintendo Co. Ltd.	28,800	8,948,736
TOTAL COMMON STOCKS (Cost $1,177,860,289)		563,737,588
Money Market Funds - 11.6%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	24,031,993	$ 24,031,993
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	44,207,090	44,207,090
TOTAL MONEY MARKET FUNDS (Cost $68,239,083)		68,239,083
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $1,246,099,372)	631,976,671
NET OTHER ASSETS - (7.4)%	(43,480,545)
NET ASSETS - 100%	$ 588,496,126
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 376,913
Fidelity Securities Lending Cash Central Fund	514,999
Total	$ 891,912
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrowhead Research Corp.	$ 10,303,312	$ 251,673	$ 1,746,477	$ -	$ 4,432,775
Nanophase Technologies Corp.	6,595,232	-	2,015,452	-	1,274,623
Total	$ 16,898,544	$ 251,673	$ 3,761,929	$ -	$ 5,707,398
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 631,976,671	$ 599,484,053	$ 32,492,618	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,261,153,285. Net unrealized depreciation aggregated $629,176,614, of which $281,674 related to appreciated investment securities and $629,458,288 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2008

1.810683.104

ENE-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	45,359	$ 400,974
CONSTRUCTION & ENGINEERING - 1.2%
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (a)	400,154	17,914,895
ELECTRICAL EQUIPMENT - 1.7%
Electrical Components & Equipment - 1.6%
Energy Conversion Devices, Inc. (a)	46	1,287
Evergreen Solar, Inc. (a)	730,527	1,994,339
First Solar, Inc. (a)	54,100	6,753,844
JA Solar Holdings Co. Ltd. ADR (a)(d)	870,582	3,064,449
Q-Cells Se (a)(d)	50,800	1,705,249
Renewable Energy Corp. AS (a)	198,200	1,872,043
Sunpower Corp.:
Class A (a)(d)	91,260	3,169,460
Class B (a)	141,900	3,692,238
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	122,700	1,047,858
		23,300,767
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	38,200	1,732,572
TOTAL ELECTRICAL EQUIPMENT		25,033,339
ENERGY EQUIPMENT & SERVICES - 22.9%
Oil & Gas Drilling - 11.4%
Atwood Oceanics, Inc. (a)	799,145	14,464,525
Helmerich & Payne, Inc.	788,398	19,993,773
Hercules Offshore, Inc. (a)	613,433	3,570,180
Nabors Industries Ltd. (a)	2,566,011	37,207,160
Noble Corp.	1,571,200	42,092,448
Patterson-UTI Energy, Inc.	1,414,830	17,671,227
Pioneer Drilling Co. (a)	162,805	1,194,989
Pride International, Inc. (a)	764,100	12,386,061
Rowan Companies, Inc.	8,300	144,005
Transocean, Inc. (a)	254,051	16,990,931
		165,715,299
Oil & Gas Equipment & Services - 11.5%
BJ Services Co.	474,302	5,686,881
Complete Production Services, Inc. (a)	140,270	1,148,811
Dril-Quip, Inc. (a)	75,550	1,486,824
Exterran Holdings, Inc. (a)	231,700	4,066,335
FMC Technologies, Inc. (a)	9	247
Fugro NV (Certificaten Van Aandelen) unit	5,202	165,829
Global Industries Ltd. (a)(d)	1,358,160	4,006,572
Halliburton Co.	9,930	174,768
Helix Energy Solutions Group, Inc. (a)	231,200	1,486,616
National Oilwell Varco, Inc. (a)	1,544,412	43,691,415

	Shares	Value
Oil States International, Inc. (a)	187,800	$ 4,022,676
Schlumberger Ltd. (NY Shares)	734,660	37,276,648
Smith International, Inc.	179,400	5,245,656
Superior Energy Services, Inc. (a)	610,306	10,283,656
Tenaris SA sponsored ADR	56,800	1,194,504
Tidewater, Inc.	194,900	7,694,652
TSC Offshore Group Ltd. (a)	4,332,000	301,839
Weatherford International Ltd. (a)	2,733,900	34,911,903
Willbros Group, Inc. (a)	560,618	4,636,311
		167,482,143
TOTAL ENERGY EQUIPMENT & SERVICES		333,197,442
GAS UTILITIES - 1.2%
Gas Utilities - 1.2%
Equitable Resources, Inc.	255,621	8,530,073
Questar Corp.	238,828	7,687,873
Zhongyu Gas Holdings Ltd. (a)	18,716,000	724,481
		16,942,427
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Vallourec SA	200	21,363
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Cominco Ltd. Class B (sub. vtg.) (d)	180,900	895,747
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	100	3,090
Sempra Energy	96	4,480
		7,570
OIL, GAS & CONSUMABLE FUELS - 71.5%
Coal & Consumable Fuels - 4.3%
Alpha Natural Resources, Inc. (a)	209,284	4,644,012
Arch Coal, Inc.	383,700	5,901,306
CONSOL Energy, Inc.	524,516	15,195,229
Foundation Coal Holdings, Inc.	1,095,700	15,635,639
International Coal Group, Inc. (a)	98,300	279,172
Peabody Energy Corp. (d)	882,700	20,681,661
PT Bumi Resources Tbk	8,082,000	660,421
Walter Industries, Inc.	100	1,824
		62,999,264
Integrated Oil & Gas - 23.9%
BP PLC sponsored ADR	23,100	1,124,739
Chevron Corp.	1,284,958	101,524,528
ConocoPhillips	517,700	27,189,604
Exxon Mobil Corp.	1,045,506	83,797,306
Hess Corp.	722,800	39,060,112
Imperial Oil Ltd.	100	3,378
Marathon Oil Corp.	929,700	24,339,546
Murphy Oil Corp.	100	4,405
Occidental Petroleum Corp.	707,300	38,293,222
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petro-Canada	628,400	$ 15,801,219
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	255,100	4,535,678
Royal Dutch Shell PLC Class A sponsored ADR	213,400	11,406,230
		347,079,967
Oil & Gas Exploration & Production - 35.4%
Anadarko Petroleum Corp.	1,276,600	52,404,430
Apache Corp.	46,900	3,625,370
Berry Petroleum Co. Class A	8,907	104,301
Cabot Oil & Gas Corp.	2,193,757	65,746,897
Canadian Natural Resources Ltd.	232,300	9,614,223
Chesapeake Energy Corp.	537,900	9,241,122
Comstock Resources, Inc. (a)	542,416	22,743,503
Concho Resources, Inc. (a)(d)	658,902	15,543,498
Denbury Resources, Inc. (a)	1,175,700	11,204,421
Devon Energy Corp.	64,300	4,651,462
Encore Acquisition Co. (a)	412,600	10,909,144
EOG Resources, Inc.	3,947	335,574
EXCO Resources, Inc. (a)	909,383	6,974,968
Forest Oil Corp. (a)	80,091	1,397,588
GMX Resources, Inc. (a)	100	2,873
Goodrich Petroleum Corp. (a)(d)	107,600	3,881,132
Newfield Exploration Co. (a)	49,800	1,124,484
Nexen, Inc.	584,300	11,318,456
Noble Energy, Inc.	646,400	33,793,792
Oil Search Ltd.	1,452,821	4,694,600
OPTI Canada, Inc. (a)	362,000	648,097
Penn Virginia Corp.	257,409	7,729,992
Petrobank Energy & Resources Ltd. (a)	74,700	1,393,396
Petrohawk Energy Corp. (a)	2,979,446	52,050,922
Petroquest Energy, Inc. (a)(d)	611,450	4,286,265
Plains Exploration & Production Co. (a)	1,203,216	27,854,450
Quicksilver Resources, Inc. (a)	1,655,710	10,315,073
Range Resources Corp.	1,910,800	79,240,876
SandRidge Energy, Inc.	14,878	131,819
Southwestern Energy Co. (a)	1,595,402	54,833,967
Stone Energy Corp. (a)	184,803	3,071,426
Talisman Energy, Inc.	14,900	137,585
Whiting Petroleum Corp. (a)	100,100	3,833,830
		514,839,536

	Shares	Value
Oil & Gas Refining & Marketing - 6.1%
Frontier Oil Corp.	1,761,586	$ 21,033,337
Holly Corp.	454,819	8,273,158
Petroplus Holdings AG	75,349	1,411,577
Sunoco, Inc. (d)	758,100	30,126,894
Tesoro Corp. (d)	687,127	6,314,697
Valero Energy Corp.	1,142,208	20,959,517
		88,119,180
Oil & Gas Storage & Transport - 1.8%
El Paso Corp.	865,900	6,399,001
Williams Companies, Inc.	1,250,800	20,287,976
		26,686,977
TOTAL OIL, GAS & CONSUMABLE FUELS		1,039,724,924
TOTAL COMMON STOCKS (Cost $1,815,630,615)		1,434,138,681
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 1.29% (b)	32,108,447	32,108,447
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	40,200,863	40,200,863
TOTAL MONEY MARKET FUNDS (Cost $72,309,310)		72,309,310
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,887,939,925)	1,506,447,991
NET OTHER ASSETS - (3.6)%	(52,597,674)
NET ASSETS - 100%	$ 1,453,850,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 327,086
Fidelity Securities Lending Cash Central Fund	1,059,535
Total	$ 1,386,621
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,506,447,991	$ 1,499,539,358	$ 6,908,633	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,963,550,695. Net unrealized depreciation aggregated $457,102,704, of which $191,396,342 related to appreciated investment securities and $648,499,046 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2008

1.810703.104

ENS-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 1.1%
Evergreen Solar, Inc. (a)	15,300	$ 41,769
First Solar, Inc. (a)	7,500	936,300
JA Solar Holdings Co. Ltd. ADR (a)(d)	400,000	1,408,000
Q-Cells SE (a)(d)	3,800	127,558
Renewable Energy Corp. AS (a)	20,100	189,849
Sunpower Corp.:
Class A (a)(d)	105,300	3,657,069
Class B (a)	91,300	2,375,626
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	119,900	1,023,946
		9,760,117
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	22,000	997,817
TOTAL ELECTRICAL EQUIPMENT		10,757,934
ENERGY EQUIPMENT & SERVICES - 97.4%
Oil & Gas Drilling - 32.9%
Atwood Oceanics, Inc. (a)	870,325	15,752,883
Diamond Offshore Drilling, Inc.	1,500	110,700
ENSCO International, Inc.	733,100	23,759,771
Helmerich & Payne, Inc.	884,100	22,420,776
Hercules Offshore, Inc. (a)(d)	2,595,331	15,104,826
Nabors Industries Ltd. (a)	2,686,055	38,947,798
Noble Corp.	2,606,100	69,817,419
Parker Drilling Co. (a)	839,072	2,567,560
Patterson-UTI Energy, Inc. (d)	1,727,900	21,581,471
Pride International, Inc. (a)	504,500	8,177,945
Rowan Companies, Inc.	1,099,700	19,079,795
Songa Offshore ASA (a)	344,600	874,464
Transocean, Inc. (a)	576,487	38,555,451
Unit Corp. (a)	277,900	7,970,172
		284,721,031
Oil & Gas Equipment & Services - 64.5%
Baker Hughes, Inc.	727,336	25,333,113
BJ Services Co. (d)	1,346,800	16,148,132
Bristow Group, Inc. (a)	111,000	2,511,930
Cal Dive International, Inc. (a)	62	379
Cameron International Corp. (a)	123,600	2,607,960
Carbo Ceramics, Inc.	100	4,790
Compagnie Generale de Geophysique SA (a)	6,500	107,440
Complete Production Services, Inc. (a)	486,100	3,981,159
Core Laboratories NV	43,300	2,884,213

	Shares	Value
Dresser-Rand Group, Inc. (a)	253,300	$ 4,232,643
Dril-Quip, Inc. (a)	298,600	5,876,448
Exterran Holdings, Inc. (a)(d)	397,713	6,979,863
FMC Technologies, Inc. (a)(d)	361,100	9,919,417
Global Industries Ltd. (a)(d)	2,246,400	6,626,880
Gulfmark Offshore, Inc. (a)	100	2,830
Halliburton Co.	3,072,441	54,074,962
Helix Energy Solutions Group, Inc. (a)	617,300	3,969,239
Hornbeck Offshore Services, Inc. (a)	72,100	1,217,048
ION Geophysical Corp. (a)	17,500	52,500
Key Energy Services, Inc. (a)	694,300	3,297,925
Lufkin Industries, Inc.	134,800	6,646,988
Matrix Service Co. (a)	51,200	391,168
NATCO Group, Inc. Class A (a)	207,708	3,765,746
National Oilwell Varco, Inc. (a)	2,258,562	63,894,719
Newpark Resources, Inc. (a)	100	460
Oil States International, Inc. (a)	422,700	9,054,234
Petroleum Geo-Services ASA (a)	1,050	4,777
PHI, Inc. (non-vtg.) (a)	120,800	1,491,880
Saipem SpA	100	1,554
Schlumberger Ltd. (NY Shares)	4,320,146	219,204,208
SEACOR Holdings, Inc. (a)	100	6,613
Smith International, Inc.	991,956	29,004,793
Superior Energy Services, Inc. (a)	999,775	16,846,209
T-3 Energy Services, Inc. (a)	291,400	3,831,910
Tesco Corp. (a)	122,500	845,250
TETRA Technologies, Inc. (a)	329,500	1,588,190
Tidewater, Inc.	295,500	11,666,340
Trico Marine Services, Inc. (a)(d)	225,400	861,028
TSC Offshore Group Ltd. (a)	4,114,000	286,649
Weatherford International Ltd. (a)	2,880,638	36,785,747
Willbros Group, Inc. (a)(d)	396,900	3,282,363
		559,289,697
TOTAL ENERGY EQUIPMENT & SERVICES		844,010,728
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Keppel Corp. Ltd.	36,000	100,013
McDermott International, Inc. (a)	60,600	590,850
		690,863
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Chart Industries, Inc. (a)	201,600	1,927,296
OIL, GAS & CONSUMABLE FUELS - 0.5%
Integrated Oil & Gas - 0.5%
Exxon Mobil Corp.	48,300	3,871,245
TOTAL COMMON STOCKS (Cost $1,181,276,492)		861,258,066
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	7,422,401	$ 7,422,401
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	29,705,475	29,705,475
TOTAL MONEY MARKET FUNDS (Cost $37,127,876)		37,127,876
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,218,404,368)	898,385,942
NET OTHER ASSETS - (3.7)%	(31,695,855)
NET ASSETS - 100%	$ 866,690,087
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 226,182
Fidelity Securities Lending Cash Central Fund	1,429,933
Total	$ 1,656,115
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 898,385,942	$ 896,082,483	$ 2,303,459	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,254,228,916. Net unrealized depreciation aggregated $355,842,974, of which $115,054,485 related to appreciated investment securities and $470,897,459 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

November 30, 2008

1.810704.104

ENV-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
Trex Co., Inc. (a)	24,400	$ 330,864
CHEMICALS - 16.3%
Commodity Chemicals - 2.4%
Calgon Carbon Corp. (a)	67,000	855,590
Specialty Chemicals - 13.9%
Ecolab, Inc.	115,200	4,422,526
Nalco Holding Co.	55,700	635,537
		5,058,063
TOTAL CHEMICALS		5,913,653
COMMERCIAL SERVICES & SUPPLIES - 45.8%
Environmental & Facility Services - 45.8%
Allied Waste Industries, Inc. (a)	366,700	3,938,358
Bennett Environmental, Inc. (a)	45,100	5,456
Clean Harbors, Inc. (a)	25,300	1,597,189
Covanta Holding Corp. (a)	73,400	1,464,330
Republic Services, Inc. (d)	64,450	1,546,800
Stericycle, Inc. (a)	29,960	1,716,708
Tetra Tech, Inc. (a)	53,600	1,074,144
TRC Companies, Inc. (a)	8,700	13,920
Waste Connections, Inc. (a)	46,350	1,308,461
Waste Management, Inc.	136,493	3,985,596
Waste Services, Inc. (a)	1,000	6,310
		16,657,272
CONSTRUCTION MATERIALS - 0.7%
Construction Materials - 0.7%
Headwaters, Inc. (a)	46,500	264,120
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.0%
FuelCell Energy, Inc. (a)	600	2,616
Hydrogenics Corp. (a)	3,300	1,584
		4,200
Heavy Electrical Equipment - 0.5%
Vestas Wind Systems AS (a)	4,100	185,957
TOTAL ELECTRICAL EQUIPMENT		190,157
ELECTRONIC EQUIPMENT & COMPONENTS - 1.0%
Electronic Equipment & Instruments - 1.0%
Itron, Inc. (a)(d)	7,500	355,350
ENERGY EQUIPMENT & SERVICES - 1.8%
Oil & Gas Equipment & Services - 1.8%
Newpark Resources, Inc. (a)	138,400	636,640
FOOD & STAPLES RETAILING - 0.5%
Food Retail - 0.5%
Whole Foods Market, Inc. (d)	17,200	181,976

	Shares	Value
FOOD PRODUCTS - 0.0%
Packaged Foods & Meats - 0.0%
Hain Celestial Group, Inc. (a)	100	$ 1,574
SunOpta, Inc. (a)	800	1,512
		3,086
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Ormat Technologies, Inc.	14,800	445,480
MACHINERY - 14.6%
Construction & Farm Machinery & Heavy Trucks - 1.6%
Lindsay Corp. (d)	15,300	595,323
Industrial Machinery - 13.0%
CLARCOR, Inc.	42,700	1,371,097
Donaldson Co., Inc. (d)	49,000	1,676,780
Kadant, Inc. (a)	30,700	459,886
Pall Corp.	43,600	1,199,436
		4,707,199
TOTAL MACHINERY		5,302,522
MULTI-UTILITIES - 7.6%
Multi-Utilities - 7.6%
Veolia Environnement sponsored ADR (d)	110,000	2,765,400
TOTAL COMMON STOCKS (Cost $42,885,104)		33,046,520
Money Market Funds - 17.5%

Fidelity Cash Central Fund, 1.29% (b)	2,830,146	2,830,146
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	3,541,500	3,541,500
TOTAL MONEY MARKET FUNDS (Cost $6,371,646)		6,371,646
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $49,256,750)	39,418,166
NET OTHER ASSETS - (8.4)%	(3,047,202)
NET ASSETS - 100%	$ 36,370,964
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,110
Fidelity Securities Lending Cash Central Fund	74,243
Total	$ 102,353
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 39,418,166	$ 39,232,209	$ 185,957	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $50,507,558. Net unrealized depreciation aggregated $11,089,392, of which $1,236,489 related to appreciated investment securities and $12,325,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2008

1.810693.104

FIN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CAPITAL MARKETS - 23.6%
Asset Management & Custody Banks - 8.7%
Bank of New York Mellon Corp.	173,100	$ 5,229,351
EFG International	132,633	2,127,494
Fortress Investment Group LLC	42,300	129,015
Franklin Resources, Inc.	52,200	3,171,150
GLG Partners, Inc.	99,300	252,222
Janus Capital Group, Inc.	122,600	999,190
Julius Baer Holding Ltd.	64,536	2,118,524
KKR Private Equity Investors, LP (a)	60,600	166,650
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	47,000	129,250
Legg Mason, Inc.	316,388	5,701,312
State Street Corp.	107,225	4,515,245
T. Rowe Price Group, Inc.	14,200	485,782
The Blackstone Group LP	42,400	265,424
		25,290,609
Diversified Capital Markets - 1.6%
Credit Suisse Group sponsored ADR	67,000	1,983,870
UBS AG (NY Shares)	197,400	2,514,876
		4,498,746
Investment Banking & Brokerage - 13.3%
Charles Schwab Corp.	230,800	4,230,564
Evercore Partners, Inc. Class A	11,000	110,110
GFI Group, Inc.	1,416,349	5,367,963
Goldman Sachs Group, Inc.	171,300	13,530,987
Lazard Ltd. Class A	107,395	3,357,168
Merrill Lynch & Co., Inc.	163,300	2,158,826
Morgan Stanley (d)	670,900	9,895,775
		38,651,393
TOTAL CAPITAL MARKETS		68,440,748
COMMERCIAL BANKS - 14.7%
Diversified Banks - 7.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	51,300	649,971
ICICI Bank Ltd. sponsored ADR	19,500	277,680
U.S. Bancorp, Delaware	173,700	4,686,426
Wachovia Corp.	661,186	3,715,865
Wells Fargo & Co.	393,600	11,371,104
		20,701,046
Regional Banks - 7.6%
Associated Banc-Corp.	151,800	3,298,614
Boston Private Financial Holdings, Inc.	113,100	781,521
Cathay General Bancorp (d)	57,380	1,177,438
Center Financial Corp., California	27,200	191,488
Huntington Bancshares, Inc.	233,400	1,867,200
KeyCorp	285,800	2,680,804
M&T Bank Corp. (d)	34,300	2,203,775
National City Corp.	759,200	1,525,992

	Shares	Value
PNC Financial Services Group, Inc.	105,700	$ 5,577,789
UCBH Holdings, Inc.	21,300	98,832
Wintrust Financial Corp.	65,133	1,343,694
Zions Bancorp	38,100	1,215,009
		21,962,156
TOTAL COMMERCIAL BANKS		42,663,202
CONSUMER FINANCE - 3.5%
Consumer Finance - 3.5%
American Express Co.	83,800	1,953,378
Capital One Financial Corp.	71,500	2,460,315
Discover Financial Services	100,650	1,029,650
Dollar Financial Corp. (a)	75,679	573,647
Promise Co. Ltd. (d)	78,050	1,606,407
SLM Corp. (a)	269,800	2,484,858
		10,108,255
DIVERSIFIED FINANCIAL SERVICES - 17.8%
Other Diversifed Financial Services - 15.8%
Bank of America Corp.	768,048	12,480,780
Citigroup, Inc.	2,318,209	19,217,952
JPMorgan Chase & Co.	446,645	14,140,781
		45,839,513
Specialized Finance - 2.0%
CIT Group, Inc. (d)	302,300	1,009,682
CME Group, Inc.	12,500	2,649,375
Deutsche Boerse AG	25,400	1,826,078
JSE Ltd.	58,700	238,772
KKR Financial Holdings LLC	108,200	106,036
		5,829,943
TOTAL DIVERSIFIED FINANCIAL SERVICES		51,669,456
INSURANCE - 23.4%
Insurance Brokers - 0.3%
National Financial Partners Corp.	53,700	85,383
Willis Group Holdings Ltd.	34,860	804,220
		889,603
Life & Health Insurance - 3.8%
AFLAC, Inc.	70,500	3,264,150
MetLife, Inc.	181,700	5,225,692
Principal Financial Group, Inc.	37,200	513,732
Prudential Financial, Inc.	90,200	1,957,340
		10,960,914
Multi-Line Insurance - 1.7%
American International Group, Inc.	1,720,420	3,458,044
Assurant, Inc.	40,000	870,800
Hartford Financial Services Group, Inc.	74,700	631,215
		4,960,059
Property & Casualty Insurance - 11.5%
ACE Ltd.	135,400	7,074,650
AMBAC Financial Group, Inc.	338,400	473,760
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Argo Group International Holdings, Ltd. (a)	58,017	$ 1,835,658
Aspen Insurance Holdings Ltd.	300	5,529
Axis Capital Holdings Ltd.	39,900	1,009,869
Berkshire Hathaway, Inc. Class A (a)	33	3,432,000
Fidelity National Financial, Inc. Class A	821,177	10,125,112
LandAmerica Financial Group, Inc.	12,900	1,290
MBIA, Inc.	75,000	438,750
The First American Corp.	199,000	4,779,980
The Travelers Companies, Inc.	67,300	2,937,645
United America Indemnity Ltd. Class A (a)	68,800	887,520
XL Capital Ltd. Class A	90,300	454,209
		33,455,972
Reinsurance - 6.1%
Everest Re Group Ltd.	115,800	9,085,668
IPC Holdings Ltd.	61,679	1,727,012
Max Capital Group Ltd.	97,285	1,124,615
Montpelier Re Holdings Ltd.	32,600	448,902
Platinum Underwriters Holdings Ltd.	95,088	2,922,054
RenaissanceRe Holdings Ltd.	49,500	2,332,935
		17,641,186
TOTAL INSURANCE		67,907,734
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	17,000	107,950
IT SERVICES - 3.3%
Data Processing & Outsourced Services - 3.3%
CyberSource Corp. (a)	336,672	3,124,316
MasterCard, Inc. Class A	17,000	2,470,100
Visa, Inc.	74,700	3,926,232
		9,520,648
PROFESSIONAL SERVICES - 1.2%
Research & Consulting Services - 1.2%
First Advantage Corp. Class A (a)	275,028	3,457,102
REAL ESTATE INVESTMENT TRUSTS - 3.2%
Mortgage REITs - 1.2%
Annaly Capital Management, Inc.	227,900	3,274,923
Chimera Investment Corp.	98,276	292,862
		3,567,785
Residential REITs - 1.2%
Equity Lifestyle Properties, Inc.	61,300	2,120,980
UDR, Inc.	101,000	1,528,130
		3,649,110
Retail REITs - 0.8%
CBL & Associates Properties, Inc.	43,560	177,289

	Shares	Value
Developers Diversified Realty Corp.	115,700	$ 555,360
Simon Property Group, Inc.	31,200	1,482,000
		2,214,649
TOTAL REAL ESTATE INVESTMENT TRUSTS		9,431,544
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Diversified Real Estate Activities - 0.6%
Meruelo Maddux Properties, Inc. (a)	156,900	73,743
Mitsubishi Estate Co. Ltd.	105,000	1,560,113
		1,633,856
SOFTWARE - 1.3%
Application Software - 1.3%
EPIQ Systems, Inc. (a)	232,321	3,772,893
THRIFTS & MORTGAGE FINANCE - 1.9%
Thrifts & Mortgage Finance - 1.9%
Fannie Mae	1,361,708	1,579,581
FirstFed Financial Corp. (a)(d)	58,700	221,299
Hudson City Bancorp, Inc.	187,111	3,126,625
IndyMac Bancorp, Inc.	51,400	2,107
Radian Group, Inc.	204,000	552,840
Washington Mutual, Inc.	59,100	2,896
		5,485,348
TOTAL COMMON STOCKS (Cost $350,007,846)		274,198,736
Convertible Preferred Stocks - 0.6%

COMMERCIAL BANKS - 0.5%
Regional Banks - 0.5%
Huntington Bancshares, Inc. 8.50%	1,700	1,224,000
UCBH Holdings, Inc. Series B, 8.50%	130	142,432
		1,366,432
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	3,400	63,410
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	11,300	91,722
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	107,300	192,067
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,118,346)		1,713,631
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	10,382,966	$ 10,382,966
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	6,240,025	6,240,025
TOTAL MONEY MARKET FUNDS (Cost $16,622,991)		16,622,991
Cash Equivalents - 1.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,495,000)	$ 3,495,061	3,495,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $373,244,183)	296,030,358
NET OTHER ASSETS - (2.1)%	(5,951,754)
NET ASSETS - 100%	$ 290,078,604
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,250 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,495,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 710,883
Barclays Capital, Inc.	938,771
Deutsche Bank Securities, Inc.	1,845,346
$ 3,495,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 482,299
Fidelity Securities Lending Cash Central Fund	409,936
Total	$ 892,235
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 296,030,358	$ 284,453,731	$ 11,576,627	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $408,960,848. Net unrealized depreciation aggregated $112,930,490, of which $29,793,850 related to appreciated investment securities and $142,724,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2008

1.810695.104

GOL-QTLY-0109

Consolidated Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.0%
	Shares	Value
Australia - 8.0%
METALS & MINING - 8.0%
Gold - 8.0%
Andean Resources Ltd. (a)	2,754,651	$ 1,200,681
Centamin Egypt Ltd. (a)	2,127,000	1,228,525
Newcrest Mining Ltd.	5,871,283	94,476,561
Sino Gold Mining Ltd. (a)(d)	3,458,231	8,205,445
Troy Resources NL (a)(e)	2,300,000	1,205,645
		106,316,857
Bermuda - 0.3%
METALS & MINING - 0.3%
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	1,786,212	4,076,385
Canada - 43.1%
METALS & MINING - 43.1%
Diversified Metals & Mining - 0.4%
First Quantum Minerals Ltd.	153,200	2,234,990
Kimber Resources, Inc. (a)	16,100	9,348
Kimber Resources, Inc. (a)(e)	3,888,000	2,257,548
Kimber Resources, Inc. warrants 3/11/10 (a)(e)	1,944,000	548,552
		5,050,438
Gold - 41.3%
Agnico-Eagle Mines Ltd.	2,146,600	80,947,594
Alamos Gold, Inc. (a)	2,273,500	10,762,456
Aquiline Resources, Inc. (a)	875,500	1,030,831
Aquiline Resources, Inc. (a)(e)	1,024,600	1,206,384
Aurizon Mines Ltd. (a)	728,500	1,603,875
Barrick Gold Corp. (d)	4,256,619	125,810,551
Detour Gold Corp. (e)	615,000	2,464,960
Eldorado Gold Corp. (a)	5,417,300	31,367,915
European Goldfields Ltd. (a)	516,400	899,535
Franco-Nevada Corp.	906,100	12,312,730
Goldcorp, Inc. (d)	4,516,200	122,119,505
Golden Star Resources Ltd. (a)	4,875,769	3,538,865
Great Basin Gold Ltd. (a)	3,407,900	2,885,722
Guyana Goldfields, Inc. (a)	783,000	618,823
High River Gold Mines Ltd. (a)	2,126,800	197,244
High River Gold Mines Ltd. (a)(e)	1,300,000	120,565
High River Gold Mines Ltd. warrants 11/8/10 (a)(e)	650,000	7,863
IAMGOLD Corp.	3,322,100	15,324,526
Jaguar Mining, Inc. (a)	285,500	757,496
Kinross Gold Corp. (d)	4,369,600	64,486,839
New Gold, Inc. (a)	585,700	637,657
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	47,234
Northgate Minerals Corp. (a)	1,007,800	715,213
Orezone Resources, Inc. Class A (a)	8,870,700	1,287,682
Osisko Mining Corp. (a)	181,300	302,654

	Shares	Value
Red Back Mining, Inc. (a)	2,270,800	$ 10,310,165
Red Back Mining, Inc. (a)(e)	1,033,000	4,690,153
Red Back Mining, Inc. (a)	26,500	74,798
Western Goldfields, Inc. (a)	1,161,200	1,573,239
Yamana Gold, Inc.	8,665,100	50,313,484
		548,416,558
Precious Metals & Minerals - 1.4%
Etruscan Resources, Inc. (a)	1,216,800	328,732
Etruscan Resources, Inc. (a)(e)	1,549,400	418,588
Etruscan Resources, Inc. warrants 11/2/10 (a)(e)	774,700	36,111
Minefinders Corp. Ltd. (a)	1,100,000	4,462,097
Pan American Silver Corp. (a)	500,000	7,080,000
Silver Standard Resources, Inc. (a)	591,300	6,060,825
		18,386,353
TOTAL METALS & MINING		571,853,349
China - 1.1%
METALS & MINING - 1.1%
Gold - 1.1%
Zijin Mining Group Co. Ltd. (H Shares)	41,238,000	14,898,698
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A (d)	152,200	3,604,096
Papua New Guinea - 3.9%
METALS & MINING - 3.9%
Gold - 3.9%
Lihir Gold Ltd. (a)	35,560,881	51,278,435
Peru - 1.1%
METALS & MINING - 1.1%
Precious Metals & Minerals - 1.1%
Compania de Minas Buenaventura SA sponsored ADR	780,000	14,040,000
South Africa - 10.1%
METALS & MINING - 10.1%
Gold - 9.5%
AngloGold Ashanti Ltd. sponsored ADR	2,071,516	44,226,867
Gold Fields Ltd. sponsored ADR	5,534,900	45,496,878
Harmony Gold Mining Co. Ltd. (a)	1,549,000	13,310,645
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	2,658,200	22,966,848
		126,001,238
Precious Metals & Minerals - 0.6%
Impala Platinum Holdings Ltd.	663,212	8,158,965
TOTAL METALS & MINING		134,160,203
Common Stocks - continued
	Shares	Value
United Kingdom - 5.5%
METALS & MINING - 5.5%
Diversified Metals & Mining - 0.4%
BHP Billiton PLC	330,400	$ 5,978,104
Gold - 5.1%
Randgold Resources Ltd. sponsored ADR	1,753,589	67,039,707
TOTAL METALS & MINING		73,017,811
United States of America - 11.6%
METALS & MINING - 11.5%
Diversified Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	538,200	12,911,418
Gold - 10.5%
Newmont Mining Corp.	3,584,898	120,631,818
Royal Gold, Inc.	470,768	18,830,720
US Gold Corp. warrants 2/22/11 (a)(f)	364,200	49,932
		139,512,470
TOTAL METALS & MINING		152,423,888
OIL, GAS & CONSUMABLE FUELS - 0.1%
Coal & Consumable Fuels - 0.1%
Walter Industries, Inc.	120,000	2,188,800
TOTAL UNITED STATES OF AMERICA		154,612,688
TOTAL COMMON STOCKS (Cost $1,472,871,492)		1,127,858,522
Commodities - 8.1%
Troy Ounces
Gold Bullion (Cost $114,990,600)	130,500	106,605,450
Money Market Funds - 17.6%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	35,987,771	35,987,771
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	197,478,957	197,478,957
TOTAL MONEY MARKET FUNDS (Cost $233,466,728)		233,466,728
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,661,000)	$ 5,661,098	$ 5,661,000
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $1,826,989,820)	1,473,591,700
NET OTHER ASSETS - (11.1)%	(147,186,721)
NET ASSETS - 100%	$ 1,326,404,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,003,603 or 1.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,932 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,661,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 1,151,447
Barclays Capital, Inc.	1,520,568
Deutsche Bank Securities, Inc.	2,988,985
$ 5,661,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 559,529
Fidelity Securities Lending Cash Central Fund	440,545
Total	$ 1,000,074
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coral Gold Resources Ltd.	$ 2,869,001	$ -	$ 368,605	$ -	$ -
US Gold Canadian Acquisition Corp.	8,770,114	-	2,471,386	-	-
Total	$ 11,639,115	$ -	$ 2,839,991	$ -	$ -
Consolidated Subsidary
Fidelity Select Gold Cayman Ltd.	$ 82,253,568	$ 105,544,889	$ 63,158,413	$	$ 106,575,475
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments	$ 1,473,591,700	$ 1,442,677,580	$ 30,839,322	$ 74,798
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,153
Cost of Purchases	72,645
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 74,798

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,890,622,863. Net unrealized depreciation aggregated $417,031,163, of which $113,132,920 related to appreciated investment securities and $530,164,083 related to depreciated investment securities.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of November 30, 2008, the Fund held 106,575,475 in the Subsidiary, representing 8.1% of the Fund's net assets. The Quarterly Holdings Report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.860865.101

AGLD-QTLY-0109

Consolidated Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.0%
	Shares	Value
Australia - 8.0%
METALS & MINING - 8.0%
Gold - 8.0%
Andean Resources Ltd. (a)	2,754,651	$ 1,200,681
Centamin Egypt Ltd. (a)	2,127,000	1,228,525
Newcrest Mining Ltd.	5,871,283	94,476,561
Sino Gold Mining Ltd. (a)(d)	3,458,231	8,205,445
Troy Resources NL (a)(e)	2,300,000	1,205,645
		106,316,857
Bermuda - 0.3%
METALS & MINING - 0.3%
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	1,786,212	4,076,385
Canada - 43.1%
METALS & MINING - 43.1%
Diversified Metals & Mining - 0.4%
First Quantum Minerals Ltd.	153,200	2,234,990
Kimber Resources, Inc. (a)	16,100	9,348
Kimber Resources, Inc. (a)(e)	3,888,000	2,257,548
Kimber Resources, Inc. warrants 3/11/10 (a)(e)	1,944,000	548,552
		5,050,438
Gold - 41.3%
Agnico-Eagle Mines Ltd.	2,146,600	80,947,594
Alamos Gold, Inc. (a)	2,273,500	10,762,456
Aquiline Resources, Inc. (a)	875,500	1,030,831
Aquiline Resources, Inc. (a)(e)	1,024,600	1,206,384
Aurizon Mines Ltd. (a)	728,500	1,603,875
Barrick Gold Corp. (d)	4,256,619	125,810,551
Detour Gold Corp. (e)	615,000	2,464,960
Eldorado Gold Corp. (a)	5,417,300	31,367,915
European Goldfields Ltd. (a)	516,400	899,535
Franco-Nevada Corp.	906,100	12,312,730
Goldcorp, Inc. (d)	4,516,200	122,119,505
Golden Star Resources Ltd. (a)	4,875,769	3,538,865
Great Basin Gold Ltd. (a)	3,407,900	2,885,722
Guyana Goldfields, Inc. (a)	783,000	618,823
High River Gold Mines Ltd. (a)	2,126,800	197,244
High River Gold Mines Ltd. (a)(e)	1,300,000	120,565
High River Gold Mines Ltd. warrants 11/8/10 (a)(e)	650,000	7,863
IAMGOLD Corp.	3,322,100	15,324,526
Jaguar Mining, Inc. (a)	285,500	757,496
Kinross Gold Corp. (d)	4,369,600	64,486,839
New Gold, Inc. (a)	585,700	637,657
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	47,234
Northgate Minerals Corp. (a)	1,007,800	715,213
Orezone Resources, Inc. Class A (a)	8,870,700	1,287,682
Osisko Mining Corp. (a)	181,300	302,654

	Shares	Value
Red Back Mining, Inc. (a)	2,270,800	$ 10,310,165
Red Back Mining, Inc. (a)(e)	1,033,000	4,690,153
Red Back Mining, Inc. (a)	26,500	74,798
Western Goldfields, Inc. (a)	1,161,200	1,573,239
Yamana Gold, Inc.	8,665,100	50,313,484
		548,416,558
Precious Metals & Minerals - 1.4%
Etruscan Resources, Inc. (a)	1,216,800	328,732
Etruscan Resources, Inc. (a)(e)	1,549,400	418,588
Etruscan Resources, Inc. warrants 11/2/10 (a)(e)	774,700	36,111
Minefinders Corp. Ltd. (a)	1,100,000	4,462,097
Pan American Silver Corp. (a)	500,000	7,080,000
Silver Standard Resources, Inc. (a)	591,300	6,060,825
		18,386,353
TOTAL METALS & MINING		571,853,349
China - 1.1%
METALS & MINING - 1.1%
Gold - 1.1%
Zijin Mining Group Co. Ltd. (H Shares)	41,238,000	14,898,698
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A (d)	152,200	3,604,096
Papua New Guinea - 3.9%
METALS & MINING - 3.9%
Gold - 3.9%
Lihir Gold Ltd. (a)	35,560,881	51,278,435
Peru - 1.1%
METALS & MINING - 1.1%
Precious Metals & Minerals - 1.1%
Compania de Minas Buenaventura SA sponsored ADR	780,000	14,040,000
South Africa - 10.1%
METALS & MINING - 10.1%
Gold - 9.5%
AngloGold Ashanti Ltd. sponsored ADR	2,071,516	44,226,867
Gold Fields Ltd. sponsored ADR	5,534,900	45,496,878
Harmony Gold Mining Co. Ltd. (a)	1,549,000	13,310,645
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	2,658,200	22,966,848
		126,001,238
Precious Metals & Minerals - 0.6%
Impala Platinum Holdings Ltd.	663,212	8,158,965
TOTAL METALS & MINING		134,160,203
Common Stocks - continued
	Shares	Value
United Kingdom - 5.5%
METALS & MINING - 5.5%
Diversified Metals & Mining - 0.4%
BHP Billiton PLC	330,400	$ 5,978,104
Gold - 5.1%
Randgold Resources Ltd. sponsored ADR	1,753,589	67,039,707
TOTAL METALS & MINING		73,017,811
United States of America - 11.6%
METALS & MINING - 11.5%
Diversified Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	538,200	12,911,418
Gold - 10.5%
Newmont Mining Corp.	3,584,898	120,631,818
Royal Gold, Inc.	470,768	18,830,720
US Gold Corp. warrants 2/22/11 (a)(f)	364,200	49,932
		139,512,470
TOTAL METALS & MINING		152,423,888
OIL, GAS & CONSUMABLE FUELS - 0.1%
Coal & Consumable Fuels - 0.1%
Walter Industries, Inc.	120,000	2,188,800
TOTAL UNITED STATES OF AMERICA		154,612,688
TOTAL COMMON STOCKS (Cost $1,472,871,492)		1,127,858,522
Commodities - 8.1%
Troy Ounces
Gold Bullion (Cost $114,990,600)	130,500	106,605,450
Money Market Funds - 17.6%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	35,987,771	35,987,771
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	197,478,957	197,478,957
TOTAL MONEY MARKET FUNDS (Cost $233,466,728)		233,466,728
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,661,000)	$ 5,661,098	$ 5,661,000
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $1,826,989,820)	1,473,591,700
NET OTHER ASSETS - (11.1)%	(147,186,721)
NET ASSETS - 100%	$ 1,326,404,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,003,603 or 1.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,932 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,661,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 1,151,447
Barclays Capital, Inc.	1,520,568
Deutsche Bank Securities, Inc.	2,988,985
$ 5,661,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 559,529
Fidelity Securities Lending Cash Central Fund	440,545
Total	$ 1,000,074
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coral Gold Resources Ltd.	$ 2,869,001	$ -	$ 368,605	$ -	$ -
US Gold Canadian Acquisition Corp.	8,770,114	-	2,471,386	-	-
Total	$ 11,639,115	$ -	$ 2,839,991	$ -	$ -
Consolidated Subsidary
Fidelity Select Gold Cayman Ltd.	$ 82,253,568	$ 105,544,889	$ 63,158,413	$	$ 106,575,475
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments	$ 1,473,591,700	$ 1,442,677,580	$ 30,839,322	$ 74,798
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,153
Cost of Purchases	72,645
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 74,798

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,890,622,863. Net unrealized depreciation aggregated $417,031,163, of which $113,132,920 related to appreciated investment securities and $530,164,083 related to depreciated investment securities.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of November 30, 2008, the Fund held 106,575,475 in the Subsidiary, representing 8.1% of the Fund's net assets. The Quarterly Holdings Report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2008

1.810696.104

HEA-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
BIOTECHNOLOGY - 21.1%
Biotechnology - 21.1%
Alexion Pharmaceuticals, Inc. (a)	107,974	$ 3,634,405
Alkermes, Inc. (a)	268,319	1,980,194
Alnylam Pharmaceuticals, Inc. (a)	181,200	3,303,276
Amgen, Inc. (a)	943,912	52,424,872
Biogen Idec, Inc. (a)	546,757	23,133,289
BioMarin Pharmaceutical, Inc. (a)(d)	501,836	8,546,267
Celgene Corp. (a)	65,300	3,402,130
Cephalon, Inc. (a)	57,800	4,247,144
Cougar Biotechnology, Inc. (a)	29,307	709,229
CSL Ltd.	163,251	3,713,000
Emergent BioSolutions, Inc. (a)	5,700	128,934
Genentech, Inc. (a)	899,493	68,901,164
Genzyme Corp. (a)	515,002	32,970,428
Gilead Sciences, Inc. (a)	560,125	25,087,999
GTx, Inc. (a)(d)	201,800	2,980,586
Molecular Insight Pharmaceuticals, Inc. (a)(d)	68,317	215,199
Myriad Genetics, Inc. (a)	53,473	3,169,879
Omrix Biopharmaceuticals, Inc. (a)	568,245	14,137,936
ONYX Pharmaceuticals, Inc. (a)	204,718	5,752,576
OSI Pharmaceuticals, Inc. (a)	76,900	2,860,680
PDL BioPharma, Inc.	235,648	2,257,508
Theravance, Inc. (a)(d)	129,400	864,392
United Therapeutics Corp. (a)	49,100	2,692,153
		267,113,240
CHEMICALS - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
Monsanto Co.	39,851	3,156,199
Specialty Chemicals - 0.0%
Jubilant Organosys Ltd.	161,979	398,780
TOTAL CHEMICALS		3,554,979
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
PRG-Schultz International, Inc. (a)	8,500	38,080
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. Class A (a)	973,104	2,286,794
Hillenbrand, Inc.	114,500	1,822,840
Service Corp. International	4,600	26,772
Stewart Enterprises, Inc. Class A	740,400	2,361,876
		6,498,282
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Other Diversifed Financial Services - 0.0%
MBF Healthcare Acquisition Corp. warrants 4/16/11 (a)	144,380	736

	Shares	Value
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
China Nepstar Chain Drugstore Ltd. ADR	27,700	$ 116,340
CVS Caremark Corp.	348,086	10,070,128
		10,186,468
HEALTH CARE EQUIPMENT & SUPPLIES - 18.6%
Health Care Equipment - 15.3%
American Medical Systems Holdings, Inc. (a)	414,700	3,649,360
Baxter International, Inc.	989,135	52,325,242
Beckman Coulter, Inc.	14,551	634,133
Boston Scientific Corp. (a)	2,844,787	17,552,336
CONMED Corp. (a)	169,965	3,995,877
Covidien Ltd.	1,407,619	51,870,760
Electro-Optical Sciences, Inc. (a)	365,301	1,260,288
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	50,450	90,586
ev3, Inc. (a)	416,453	2,082,265
Golden Meditech Co. Ltd. (a)	10,780,000	1,488,316
Hill-Rom Holdings, Inc.	56,838	1,167,453
Hospira, Inc. (a)	593,543	17,824,096
Integra LifeSciences Holdings Corp. (a)	258,869	8,151,785
Kinetic Concepts, Inc. (a)	94,500	2,044,980
Masimo Corp. (a)	59,713	1,629,568
Medtronic, Inc.	555,611	16,957,248
Meridian Bioscience, Inc.	27,400	652,942
Micrus Endovascular Corp. (a)	168,187	1,782,782
Mindray Medical International Ltd. sponsored ADR	82,900	1,498,832
Natus Medical, Inc. (a)	1,500	19,065
NeuroMetrix, Inc. (a)	227,853	150,383
NuVasive, Inc. (a)	8,700	299,715
Quidel Corp. (a)	30,332	413,425
St. Jude Medical, Inc. (a)	168,600	4,725,858
Syneron Medical Ltd. (a)	196,780	1,438,462
		193,705,757
Health Care Supplies - 3.3%
Alcon, Inc.	176,369	14,072,483
Immucor, Inc. (a)	36,000	873,720
InfuSystems Holdings, Inc. (a)(g)	1,424,500	2,706,550
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	131,400	5,256
Inverness Medical Innovations, Inc. (a)	1,150,545	20,215,076
RTI Biologics, Inc. (a)	976,600	2,656,352
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	834,000	1,183,727
		41,713,164
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		235,418,921
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 16.3%
Health Care Distributors & Services - 1.5%
Henry Schein, Inc. (a)	106,097	$ 3,790,846
McKesson Corp.	299,700	10,471,518
Profarma Distribuidora de Produtos Farmaceuticos SA	1,636,200	4,368,837
		18,631,201
Health Care Facilities - 1.5%
Community Health Systems, Inc. (a)	480,824	6,279,561
Hanger Orthopedic Group, Inc. (a)	278,300	4,466,715
Sun Healthcare Group, Inc. (a)	172,819	1,731,646
Tenet Healthcare Corp. (a)	446,900	540,749
Universal Health Services, Inc. Class B	148,200	5,505,630
		18,524,301
Health Care Services - 9.2%
athenahealth, Inc. (a)	57,800	1,579,674
Diagnosticos da America SA	108,600	1,103,773
Emergency Medical Services Corp. Class A (a)	100	3,392
Express Scripts, Inc. (a)	478,533	27,520,433
Fresenius Medical Care AG sponsored ADR	88,600	3,893,970
Genoptix, Inc. (a)	54,873	1,741,120
Health Grades, Inc. (a)	1,124,047	1,978,323
Laboratory Corp. of America Holdings (a)	172,600	10,935,936
LHC Group, Inc. (a)	104,232	3,479,264
Medco Health Solutions, Inc. (a)	1,479,228	62,127,576
NightHawk Radiology Holdings, Inc. (a)	659,502	1,912,556
Rural/Metro Corp. (a)	338,500	582,220
Virtual Radiologic Corp. (d)	40,900	296,525
		117,154,762
Managed Health Care - 4.1%
Coventry Health Care, Inc. (a)	37,700	470,119
Health Net, Inc. (a)	48,400	436,084
Humana, Inc. (a)	406,491	12,288,223
Medial Saude SA	6,100	14,948
UnitedHealth Group, Inc.	1,116,278	23,453,001
Universal American Financial Corp. (a)	299,444	2,976,473
WellPoint, Inc. (a)	339,192	12,075,235
		51,714,083
TOTAL HEALTH CARE PROVIDERS & SERVICES		206,024,347
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
Eclipsys Corp. (a)	45,102	591,738
HLTH Corp. (a)	962,650	9,020,031
		9,611,769
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Centerplate, Inc. unit	7,300	9,490

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 5.3%
Life Sciences Tools & Services - 5.3%
Albany Molecular Research, Inc. (a)	15,200	$ 144,248
Bruker BioSciences Corp. (a)	271,621	1,276,619
Charles River Laboratories International, Inc. (a)	76,400	1,741,920
Illumina, Inc. (a)	596,332	13,125,267
Lonza Group AG	140,174	11,562,227
PAREXEL International Corp. (a)	71,263	592,908
QIAGEN NV (a)	597,100	9,631,223
Techne Corp.	28,327	1,756,557
Thermo Fisher Scientific, Inc. (a)	612,300	21,846,864
Varian, Inc. (a)	15,900	581,940
Waters Corp. (a)	105,900	4,366,257
		66,626,030
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	32,200	885,822
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	28,580	202,346
PHARMACEUTICALS - 32.4%
Pharmaceuticals - 32.4%
Abbott Laboratories	790,053	41,390,877
Allergan, Inc.	582,746	21,957,869
Alpharma, Inc. Class A (a)	84,500	3,050,450
Auxilium Pharmaceuticals, Inc. (a)	117,000	2,548,260
Barr Pharmaceuticals, Inc. (a)	230,500	15,072,395
Bristol-Myers Squibb Co.	1,324,195	27,410,837
China Shineway Pharmaceutical Group Ltd.	1,871,000	1,013,948
Elan Corp. PLC sponsored ADR (a)	10,400	65,208
Eli Lilly & Co.	20,900	713,735
Johnson & Johnson	1,170,778	68,584,175
Merck & Co., Inc.	1,794,681	47,953,876
Pfizer, Inc.	3,181,696	52,275,265
Piramal Healthcare Ltd.	222,798	951,414
Schering-Plough Corp.	2,195,995	36,914,676
Shire PLC sponsored ADR	148,462	6,086,942
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	264,400	11,408,860
Valeant Pharmaceuticals International (a)(d)	19,090	371,873
Wyeth	1,942,909	69,964,154
XenoPort, Inc. (a)	97,137	3,053,987
		410,788,801
TOTAL COMMON STOCKS (Cost $1,383,430,535)		1,216,959,311
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50% (Cost $2,008,684)	3,300	$ 1,947,000
Corporate Bonds - 0.4%
	Principal Amount
Convertible Bonds - 0.2%
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Lincare Holdings, Inc. 2.75% 11/1/37	$ 3,650,000	2,659,025
Nonconvertible Bonds - 0.2%
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
DASA Finance Corp. 8.75% 5/29/18 (e)	4,270,000	2,818,200
TOTAL CORPORATE BONDS (Cost $7,189,394)		5,477,225
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	25,993,073	$ 25,993,073
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	14,371,182	14,371,182
TOTAL MONEY MARKET FUNDS (Cost $40,364,255)		40,364,255
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,432,992,868)	1,264,747,791
NET OTHER ASSETS - 0.2%	1,966,887
NET ASSETS - 100%	$ 1,266,714,678
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,818,200 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,586 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 50
(g) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 734,085
Fidelity Securities Lending Cash Central Fund	279,364
Total	$ 1,013,449
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
InfuSystems Holdings, Inc.	$ 5,014,240	$ -	$ -	$ -	$ 2,706,550
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,264,747,791	$ 1,245,670,753	$ 19,077,038	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,463,762,269. Net unrealized depreciation aggregated $199,014,478, of which $69,994,311 related to appreciated investment securities and $269,008,789 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

November 30, 2008

1.810686.104

SAV-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
CAPITAL MARKETS - 2.5%
Asset Management & Custody Banks - 2.5%
EFG International	29,380	$ 471,269
State Street Corp.	30,952	1,303,389
		1,774,658
COMMERCIAL BANKS - 10.4%
Diversified Banks - 5.9%
HDFC Bank Ltd. sponsored ADR (d)	9,200	526,240
ICICI Bank Ltd. sponsored ADR (d)	15,400	219,296
Wells Fargo & Co.	119,600	3,455,244
		4,200,780
Regional Banks - 4.5%
Center Financial Corp., California	16,788	118,188
EuroBancshares, Inc. (a)	31,908	57,753
National City Corp.	239,500	481,395
PNC Financial Services Group, Inc.	14,200	749,334
Prosperity Bancshares, Inc.	25,500	841,755
Sterling Financial Corp., Washington	85,500	454,860
Webster Financial Corp.	33,500	502,500
		3,205,785
TOTAL COMMERCIAL BANKS		7,406,565
CONSUMER FINANCE - 1.6%
Consumer Finance - 1.6%
American Express Co.	6,100	142,191
Capital One Financial Corp.	29,402	1,011,723
		1,153,914
DIVERSIFIED FINANCIAL SERVICES - 4.4%
Other Diversifed Financial Services - 4.4%
Bank of America Corp.	145,278	2,360,768
JPMorgan Chase & Co.	23,500	744,010
		3,104,778
Specialized Finance - 0.0%
CIT Group, Inc.	6,600	22,044
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,126,822
INSURANCE - 3.5%
Property & Casualty Insurance - 3.4%
Argo Group International Holdings, Ltd. (a)	34,940	1,105,502
Fidelity National Financial, Inc. Class A	65,700	810,081
The First American Corp.	21,800	523,636
		2,439,219
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	1,003	47,271
TOTAL INSURANCE		2,486,490

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Move, Inc. (a)	64,990	$ 77,338
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 1.2%
Fidelity National Information Services, Inc.	18,932	325,252
Lender Processing Services, Inc.	9,466	208,820
Visa, Inc.	5,900	310,104
		844,176
REAL ESTATE INVESTMENT TRUSTS - 14.0%
Mortgage REITs - 14.0%
Annaly Capital Management, Inc.	345,730	4,968,140
Chimera Investment Corp.	500,884	1,492,634
MFA Mortgage Investments, Inc.	559,545	3,463,584
		9,924,358
THRIFTS & MORTGAGE FINANCE - 51.1%
Thrifts & Mortgage Finance - 51.1%
Astoria Financial Corp.	245,400	4,530,084
Bank Mutual Corp.	173,800	1,781,450
Beverly Hills Bancorp, Inc. (a)	50,000	22,500
Brookline Bancorp, Inc., Delaware	59,400	670,626
Dime Community Bancshares, Inc.	30,500	411,445
First Niagara Financial Group, Inc.	94,500	1,465,695
FirstFed Financial Corp. (a)(d)	126,200	475,774
Flagstar Bancorp, Inc.	70,900	50,339
Hudson City Bancorp, Inc.	372,100	6,217,789
MGIC Investment Corp.	272,000	739,840
New York Community Bancorp, Inc.	276,137	3,603,588
NewAlliance Bancshares, Inc.	109,100	1,503,398
People's United Financial, Inc.	295,580	5,636,711
Provident Financial Services, Inc.	57,400	860,426
Radian Group, Inc. (d)	458,000	1,241,180
Sovereign Bancorp, Inc.	984,743	2,432,315
The PMI Group, Inc.	96,057	160,415
Trustco Bank Corp., New York	73,300	776,247
Washington Federal, Inc. (d)	183,612	3,101,207
Washington Mutual, Inc.	114,128	5,592
Westfield Financial, Inc.	58,500	603,720
		36,290,341
TOTAL COMMON STOCKS (Cost $111,369,426)		63,084,662
Convertible Preferred Stocks - 0.8%

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CIT Group, Inc. Series C, 8.75%	1,200	22,380
Convertible Preferred Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - 0.7%
Thrifts & Mortgage Finance - 0.7%
Fannie Mae 8.75%	281,000	$ 502,990
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $606,193)		525,370
Money Market Funds - 15.6%

Fidelity Cash Central Fund, 1.29% (b)	7,314,373	7,314,373
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	3,781,150	3,781,150
TOTAL MONEY MARKET FUNDS (Cost $11,095,523)		11,095,523
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $123,071,142)	74,705,555
NET OTHER ASSETS - (5.2)%	(3,684,811)
NET ASSETS - 100%	$ 71,020,744
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,581
Fidelity Securities Lending Cash Central Fund	398,823
Total	$ 517,404
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 74,705,555	$ 73,708,916	$ 996,639	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $126,508,064. Net unrealized depreciation aggregated $51,802,509, of which $8,134,842 related to appreciated investment securities and $59,937,351 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2008

1.810687.104

INE-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AEROSPACE & DEFENSE - 27.9%
Aerospace & Defense - 27.9%
Honeywell International, Inc.	125,700	$ 3,502,002
Lockheed Martin Corp.	36,100	2,783,671
Precision Castparts Corp.	34,300	2,150,610
Raytheon Co.	60,900	2,971,920
Stanley, Inc. (a)	10,600	338,140
The Boeing Co.	26,700	1,138,221
United Technologies Corp.	111,400	5,406,242
		18,290,806
AUTO COMPONENTS - 4.9%
Auto Parts & Equipment - 4.3%
BorgWarner, Inc.	33,600	794,976
Federal-Mogul Corp. Class A (a)	21,900	115,851
Johnson Controls, Inc.	104,800	1,850,768
Lear Corp. (a)	34,100	80,817
		2,842,412
Tires & Rubber - 0.6%
The Goodyear Tire & Rubber Co. (a)	59,100	380,013
TOTAL AUTO COMPONENTS		3,222,425
BUILDING PRODUCTS - 3.3%
Building Products - 3.3%
Masco Corp.	140,600	1,346,948
Simpson Manufacturing Co. Ltd. (d)	31,300	813,800
		2,160,748
CHEMICALS - 0.8%
Diversified Chemicals - 0.8%
Solutia, Inc. (a)	75,800	515,440
ELECTRICAL EQUIPMENT - 17.7%
Electrical Components & Equipment - 17.0%
AMETEK, Inc.	67,650	2,363,015
Cooper Industries Ltd. Class A	36,300	876,282
Emerson Electric Co.	112,000	4,019,680
First Solar, Inc. (a)(d)	4,600	574,264
Regal-Beloit Corp.	10,200	343,128
Rockwell Automation, Inc.	33,700	1,049,755
Roper Industries, Inc.	28,600	1,309,022
Saft Groupe SA	24,500	633,729
		11,168,875
Heavy Electrical Equipment - 0.7%
Vestas Wind Systems AS (a)	9,800	444,482
TOTAL ELECTRICAL EQUIPMENT		11,613,357
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Rotork PLC	30,675	369,116

	Shares	Value
INDUSTRIAL CONGLOMERATES - 25.1%
Industrial Conglomerates - 25.1%
General Electric Co.	766,455	$ 13,160,032
Siemens AG sponsored ADR	19,600	1,170,120
Textron, Inc.	45,800	697,534
Tyco International Ltd.	66,600	1,391,940
		16,419,626
MACHINERY - 14.3%
Construction & Farm Machinery & Heavy Trucks - 6.1%
Cummins, Inc.	51,800	1,325,044
Deere & Co.	59,100	2,057,271
Manitowoc Co., Inc.	24,100	189,908
Navistar International Corp. (a)	18,900	412,965
		3,985,188
Industrial Machinery - 8.2%
Danaher Corp.	42,700	2,375,828
Eaton Corp.	31,800	1,473,612
Ingersoll-Rand Co. Ltd. Class A	49,600	777,728
SPX Corp.	7,200	268,704
Sulzer AG (Reg.)	9,303	499,183
		5,395,055
TOTAL MACHINERY		9,380,243
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Trading Companies & Distributors - 3.5%
Fastenal Co.	20,900	804,859
Interline Brands, Inc. (a)	73,000	674,520
W.W. Grainger, Inc.	11,300	797,441
		2,276,820
TOTAL COMMON STOCKS (Cost $93,676,174)		64,248,581
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 1.29% (b)	976,895	976,895
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	736,000	736,000
TOTAL MONEY MARKET FUNDS (Cost $1,712,895)		1,712,895
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $95,389,069)	65,961,476
NET OTHER ASSETS - (0.7)%	(427,453)
NET ASSETS - 100%	$ 65,534,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,828
Fidelity Securities Lending Cash Central Fund	31,530
Total	$ 76,358
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 65,961,476	$ 64,014,966	$ 1,946,510	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $97,239,112. Net unrealized depreciation aggregated $31,277,636, of which $2,071,200 related to appreciated investment securities and $33,348,836 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

November 30, 2008

1.810678.104

CYC-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
AEROSPACE & DEFENSE - 23.4%
Aerospace & Defense - 23.4%
Honeywell International, Inc.	160,600	$ 4,474,316
Lockheed Martin Corp.	40,300	3,107,533
Precision Castparts Corp.	28,900	1,812,030
Raytheon Co.	73,100	3,567,280
The Boeing Co.	72,800	3,103,464
United Technologies Corp.	110,101	5,343,202
		21,407,825
AIR FREIGHT & LOGISTICS - 8.4%
Air Freight & Logistics - 8.4%
C.H. Robinson Worldwide, Inc.	22,500	1,149,300
FedEx Corp.	26,600	1,879,290
United Parcel Service, Inc. Class B	71,000	4,089,600
UTI Worldwide, Inc.	50,200	538,144
		7,656,334
AUTO COMPONENTS - 2.5%
Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	99,400	1,755,404
Tires & Rubber - 0.6%
The Goodyear Tire & Rubber Co. (a)	74,700	480,321
TOTAL AUTO COMPONENTS		2,235,725
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Renault SA	7,800	172,625
BUILDING PRODUCTS - 1.7%
Building Products - 1.7%
Masco Corp.	146,110	1,399,734
USG Corp. (a)	15,900	150,255
		1,549,989
CHEMICALS - 0.8%
Specialty Chemicals - 0.8%
Albemarle Corp.	10,765	218,852
Nalco Holding Co.	20,100	229,341
W.R. Grace & Co. (a)	61,062	313,248
		761,441
COMMERCIAL SERVICES & SUPPLIES - 3.1%
Environmental & Facility Services - 2.8%
Allied Waste Industries, Inc. (a)	173,100	1,859,094
Republic Services, Inc. (d)	30,800	739,200
		2,598,294
Office Services & Supplies - 0.1%
United Stationers, Inc. (a)	2,200	69,982

	Shares	Value
Security & Alarm Services - 0.2%
The Brink's Co.	8,564	$ 186,438
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,854,714
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Granite Construction, Inc.	10,647	456,650
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	24,564	491,280
ELECTRICAL EQUIPMENT - 8.7%
Electrical Components & Equipment - 7.8%
AMETEK, Inc.	44,550	1,556,132
Cooper Industries Ltd. Class A	58,600	1,414,604
Emerson Electric Co.	85,100	3,054,239
Rockwell Automation, Inc.	22,000	685,300
Saft Groupe SA	16,623	429,978
		7,140,253
Heavy Electrical Equipment - 0.9%
Alstom SA	10,100	541,567
Vestas Wind Systems AS (a)	5,300	240,383
		781,950
TOTAL ELECTRICAL EQUIPMENT		7,922,203
INDUSTRIAL CONGLOMERATES - 17.5%
Industrial Conglomerates - 17.5%
General Electric Co.	629,701	10,811,965
Siemens AG sponsored ADR	40,200	2,399,940
Textron, Inc.	66,600	1,014,318
Tyco International Ltd.	84,636	1,768,892
		15,995,115
MACHINERY - 14.2%
Construction & Farm Machinery & Heavy Trucks - 7.7%
Caterpillar, Inc.	11,200	459,088
Cummins, Inc.	95,250	2,436,495
Deere & Co.	60,300	2,099,043
Manitowoc Co., Inc.	63,600	501,168
Navistar International Corp. (a)	48,800	1,066,280
Terex Corp. (a)	29,200	416,392
		6,978,466
Industrial Machinery - 6.5%
Danaher Corp.	50,100	2,787,564
Eaton Corp.	16,200	750,708
Ingersoll-Rand Co. Ltd. Class A	26,500	415,520
Parker Hannifin Corp. (d)	26,000	1,068,080
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
SPX Corp.	11,979	$ 447,056
Sulzer AG (Reg.)	8,951	480,295
		5,949,223
TOTAL MACHINERY		12,927,689
MARINE - 0.4%
Marine - 0.4%
Safe Bulkers, Inc.	43,600	180,940
Ultrapetrol (Bahamas) Ltd. (a)	52,398	209,068
		390,008
PROFESSIONAL SERVICES - 1.0%
Human Resource & Employment Services - 0.2%
Manpower, Inc.	5,300	166,844
Research & Consulting Services - 0.8%
Equifax, Inc.	29,600	753,320
TOTAL PROFESSIONAL SERVICES		920,164
ROAD & RAIL - 9.7%
Railroads - 7.8%
CSX Corp. (d)	53,400	1,988,616
Norfolk Southern Corp.	40,900	2,023,323
Union Pacific Corp.	63,100	3,157,524
		7,169,463
Trucking - 1.9%
Con-way, Inc.	31,500	881,055
J.B. Hunt Transport Services, Inc.	10,700	286,867
Landstar System, Inc.	5,300	170,342
Old Dominion Freight Lines, Inc. (a)	15,737	374,541
		1,712,805
TOTAL ROAD & RAIL		8,882,268
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Trading Companies & Distributors - 1.4%
Rush Enterprises, Inc. Class A (a)	81,674	717,098
W.W. Grainger, Inc.	8,000	564,560
		1,281,658

	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.5%
Marine Ports & Services - 0.5%
Aegean Marine Petroleum Network, Inc.	38,200	$ 463,748
TOTAL COMMON STOCKS (Cost $119,434,380)		86,369,436
Nonconvertible Preferred Stocks - 0.2%

AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Fiat SpA (Cost $285,599)	49,900	196,901
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $19,365)	$ 670,000	8,375
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	4,298,292	4,298,292
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	3,762,250	3,762,250
TOTAL MONEY MARKET FUNDS (Cost $8,060,542)		8,060,542
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $127,799,886)	94,635,254
NET OTHER ASSETS - (3.5)%	(3,213,673)
NET ASSETS - 100%	$ 91,421,581
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,954
Fidelity Securities Lending Cash Central Fund	108,294
Total	$ 184,248
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 94,635,254	$ 92,565,130	$ 2,070,124	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $131,266,906. Net unrealized depreciation aggregated $36,631,652, of which $1,199,186 related to appreciated investment securities and $37,830,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2008

1.810674.104

PRC-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
INSURANCE - 97.4%
Insurance Brokers - 5.8%
Aon Corp.	21,900	$ 992,070
Brown & Brown, Inc.	16,900	336,310
National Financial Partners Corp.	7,900	12,561
Willis Group Holdings Ltd.	129,800	2,994,486
		4,335,427
Life & Health Insurance - 21.5%
AFLAC, Inc.	102,900	4,764,270
Delphi Financial Group, Inc. Class A	9,200	111,320
Lincoln National Corp.	23,100	317,163
MetLife, Inc.	166,491	4,788,281
Phoenix Companies, Inc.	23,000	65,550
Protective Life Corp.	14,100	131,412
Prudential Financial, Inc.	129,600	2,812,320
Unum Group	196,900	2,933,810
		15,924,126
Multi-Line Insurance - 6.4%
American International Group, Inc.	693,900	1,394,739
Assurant, Inc.	84,400	1,837,388
Genworth Financial, Inc. Class A (non-vtg.)	146,000	211,700
Hartford Financial Services Group, Inc.	118,300	999,635
Horace Mann Educators Corp.	8,600	73,272
Unitrin, Inc.	9,900	189,486
		4,706,220
Property & Casualty Insurance - 51.5%
ACE Ltd.	127,049	6,638,310
Admiral Group PLC	18,300	277,740
Allied World Assurance Co. Holdings Ltd.	28,000	990,080
Allstate Corp.	81,500	2,073,360
AMBAC Financial Group, Inc.	59,400	83,160
Argo Group International Holdings, Ltd. (a)	6,296	199,205
Aspen Insurance Holdings Ltd.	18,500	340,955
Assured Guaranty Ltd.	23,500	264,140
Axis Capital Holdings Ltd.	158,085	4,001,131
Berkshire Hathaway, Inc.:
Class A (a)	63	6,552,000
Class B (a)	620	2,169,380
CNA Financial Corp.	55,300	760,928
Fidelity National Financial, Inc. Class A	44,300	546,219
LandAmerica Financial Group, Inc.	6,200	620
Markel Corp. (a)	1,200	369,600
Old Republic International Corp.	46,273	474,761
OneBeacon Insurance Group Ltd.	21,400	233,260
The Chubb Corp.	22,958	1,179,123
The Travelers Companies, Inc.	181,100	7,905,017
United America Indemnity Ltd. Class A (a)	35,437	457,137

	Shares	Value
W.R. Berkley Corp. (d)	75,400	$ 2,143,622
XL Capital Ltd. Class A	104,755	526,918
		38,186,666
Reinsurance - 12.2%
Arch Capital Group Ltd. (a)	6,900	467,751
Enstar Group Ltd. (a)	1,746	82,987
Everest Re Group Ltd.	39,900	3,130,554
IPC Holdings Ltd.	11,100	310,800
Lancashire Holdings Ltd.	141,200	839,854
Maiden Holdings Ltd. (e)	9,200	38,180
Max Capital Group Ltd.	9,200	106,352
Montpelier Re Holdings Ltd.	32,600	448,902
OdysseyRe Holdings Corp.	6,000	269,940
PartnerRe Ltd.	21,800	1,525,128
Platinum Underwriters Holdings Ltd.	10,125	311,141
RenaissanceRe Holdings Ltd.	31,795	1,498,498
		9,030,087
TOTAL INSURANCE		72,182,526
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	47,297	128,175
TOTAL COMMON STOCKS (Cost $90,714,781)		72,310,701
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 1.29% (b)	39,736	39,736
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,156,250	2,156,250
TOTAL MONEY MARKET FUNDS (Cost $2,195,986)		2,195,986
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $92,910,767)	74,506,687
NET OTHER ASSETS - (0.6)%	(416,412)
NET ASSETS - 100%	$ 74,090,275
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 38,180 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,668
Fidelity Securities Lending Cash Central Fund	94,492
Total	$ 120,160
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 74,506,687	$ 73,389,093	$ 1,117,594	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $121,830,573. Net unrealized depreciation aggregated $47,323,886, of which $8,970,838 related to appreciated investment securities and $56,294,724 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

November 30, 2008

1.810669.104

BSO-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
IT SERVICES - 99.5%
Data Processing & Outsourced Services - 75.2%
Affiliated Computer Services, Inc. Class A (a)	52,000	$ 2,103,400
Alliance Data Systems Corp. (a)	41,700	1,806,027
Automatic Data Processing, Inc.	115,500	4,742,430
Computer Sciences Corp. (a)	18,200	507,052
CyberSource Corp. (a)	90,301	837,993
Fidelity National Information Services, Inc.	103,300	1,774,694
Fiserv, Inc. (a)	62,100	2,120,094
Global Payments, Inc.	20,100	727,017
Lender Processing Services, Inc.	75,300	1,661,118
MasterCard, Inc. Class A	15,215	2,210,740
Metavante Holding Co. (a)	64,900	1,120,823
Paychex, Inc.	67,487	1,907,183
The Western Union Co.	261,300	3,467,451
TNS, Inc. (a)	62,500	534,375
VeriFone Holdings, Inc. (a)(d)	115,000	472,650
Visa, Inc. (d)	120,412	6,328,855
Wright Express Corp. (a)	66,300	754,494
		33,076,396
IT Consulting & Other Services - 24.3%
Accenture Ltd. Class A	210,600	6,524,387
Cognizant Technology Solutions Corp. Class A (a)	116,316	2,233,267

	Shares	Value
Perot Systems Corp. Class A (a)	86,400	$ 1,078,272
Sapient Corp. (a)	213,600	841,584
		10,677,510
TOTAL COMMON STOCKS (Cost $58,360,321)		43,753,906
Money Market Funds - 7.7%

Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c) (Cost $3,466,500)	3,466,500	3,466,500
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $61,826,821)	47,220,406
NET OTHER ASSETS - (7.2)%	(3,247,343)
NET ASSETS - 100%	$ 43,973,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,759
Fidelity Securities Lending Cash Central Fund	31,496
Total	$ 55,255
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 47,220,406	$ 47,220,406	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $63,001,315. Net unrealized depreciation aggregated $15,780,909, of which $1,106,593 related to appreciated investment securities and $16,887,502 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2008

1.810675.104

LEI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTOMOBILES - 0.0%
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	100	$ 1,701
DIVERSIFIED CONSUMER SERVICES - 20.4%
Education Services - 14.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	102,800	7,899,152
Capella Education Co. (a)	19,100	1,143,326
Career Education Corp. (a)(d)	69,200	1,278,816
Corinthian Colleges, Inc. (a)	9,200	147,936
DeVry, Inc.	46,000	2,644,080
ITT Educational Services, Inc. (a)(d)	28,000	2,522,240
Strayer Education, Inc.	12,200	2,923,242
		18,558,792
Specialized Consumer Services - 5.9%
Coinstar, Inc. (a)	63,200	1,172,992
H&R Block, Inc.	234,200	4,480,246
Matthews International Corp. Class A	23,200	947,256
Regis Corp.	33,900	372,561
Sotheby's Class A (ltd. vtg.) (d)	1,600	15,904
Steiner Leisure Ltd. (a)	10,800	261,252
Stewart Enterprises, Inc. Class A	68,500	218,515
		7,468,726
TOTAL DIVERSIFIED CONSUMER SERVICES		26,027,518
FOOD & STAPLES RETAILING - 0.9%
Food Distributors - 0.0%
Sysco Corp.	100	2,345
Hypermarkets & Super Centers - 0.9%
Wal-Mart Stores, Inc.	21,900	1,223,772
TOTAL FOOD & STAPLES RETAILING		1,226,117
FOOD PRODUCTS - 0.8%
Packaged Foods & Meats - 0.8%
TreeHouse Foods, Inc. (a)(d)	42,900	1,020,591
HOTELS, RESTAURANTS & LEISURE - 73.4%
Casinos & Gaming - 12.6%
Bally Technologies, Inc. (a)	90,300	1,667,841
International Game Technology	211,900	2,269,449
Las Vegas Sands Corp. (a)	135,000	697,950
Las Vegas Sands Corp. unit (a)	12,200	1,220,000
Penn National Gaming, Inc. (a)	270,300	5,730,360
WMS Industries, Inc. (a)(d)	184,900	4,557,785
		16,143,385
Hotels, Resorts & Cruise Lines - 12.5%
Carnival Corp. unit	307,000	6,447,000
Choice Hotels International, Inc.	61,200	1,536,732
Marriott International, Inc. Class A	209,900	3,524,221
Orient Express Hotels Ltd. Class A	100	685
Royal Caribbean Cruises Ltd.	93,500	880,770

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	177,100	$ 2,985,906
Wyndham Worldwide Corp.	127,400	608,972
		15,984,286
Leisure Facilities - 0.6%
Life Time Fitness, Inc. (a)(d)	24,800	371,256
Vail Resorts, Inc. (a)(d)	15,500	337,125
		708,381
Restaurants - 47.7%
Brinker International, Inc.	74,000	491,360
Buffalo Wild Wings, Inc. (a)(d)	100,561	2,308,881
Burger King Holdings, Inc. (d)	224,400	4,826,844
Chipotle Mexican Grill, Inc. Class B (a)	56,398	2,599,384
Darden Restaurants, Inc. (d)	226,300	4,139,027
Domino's Pizza, Inc. (a)	91,500	353,190
McDonald's Corp.	482,600	28,352,750
Sonic Corp. (a)(d)	93,500	790,075
Starbucks Corp. (a)	275,900	2,463,787
Tim Hortons, Inc.	153,200	3,813,148
Wendy's/Arby's Group, Inc.	950	3,819
Yum! Brands, Inc.	399,500	10,762,530
		60,904,795
TOTAL HOTELS, RESTAURANTS & LEISURE		93,740,847
LEISURE EQUIPMENT & PRODUCTS - 2.7%
Leisure Products - 2.7%
Brunswick Corp.	72,500	196,475
Hasbro, Inc.	122,100	3,272,280
		3,468,755
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
MarineMax, Inc. (a)	49,800	138,444
TEXTILES, APPAREL & LUXURY GOODS - 0.0%
Apparel, Accessories & Luxury Goods - 0.0%
The Swatch Group AG (Reg.)	6	134
TOTAL COMMON STOCKS (Cost $143,578,269)		125,624,107
Money Market Funds - 14.1%

Fidelity Cash Central Fund, 1.29% (b)	4,137,067	4,137,067
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	13,885,625	13,885,625
TOTAL MONEY MARKET FUNDS (Cost $18,022,692)		18,022,692
TOTAL INVESTMENT PORTFOLIO - 112.4% (Cost $161,600,961)	143,646,799
NET OTHER ASSETS - (12.4)%	(15,903,199)
NET ASSETS - 100%	$ 127,743,600
Legend
(a) Non-income producing.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,913
Fidelity Securities Lending Cash Central Fund	249,334
Total	$ 284,247
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 143,646,799	$ 142,426,665	$ 134	$ 1,220,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,220,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 1,220,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $165,813,109. Net unrealized depreciation aggregated $22,166,310, of which $19,676,546 related to appreciated investment securities and $41,842,856 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

November 30, 2008

1.810697.104

IND-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
Masco Corp.	262,500	$ 2,514,750
USG Corp. (a)	37,300	352,485
		2,867,235
CHEMICALS - 55.9%
Commodity Chemicals - 2.6%
Celanese Corp. Class A	369,678	4,269,781
Diversified Chemicals - 15.2%
E.I. du Pont de Nemours & Co.	492,500	12,342,050
FMC Corp.	155,499	6,795,306
Huntsman Corp.	88,400	632,060
PPG Industries, Inc.	37,800	1,660,176
Solutia, Inc. (a)	502,400	3,416,320
		24,845,912
Fertilizers & Agricultural Chemicals - 15.5%
Monsanto Co.	319,744	25,323,724
Industrial Gases - 9.6%
Airgas, Inc.	152,800	5,462,600
Praxair, Inc.	171,300	10,115,265
		15,577,865
Specialty Chemicals - 13.0%
Albemarle Corp.	203,785	4,142,949
Ecolab, Inc.	137,500	5,278,625
Lubrizol Corp.	143,900	5,053,768
Nalco Holding Co.	222,218	2,535,507
Valspar Corp.	88,100	1,728,522
W.R. Grace & Co. (a)	460,700	2,363,391
		21,102,762
TOTAL CHEMICALS		91,120,044
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Granite Construction, Inc.	29,808	1,278,465
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	27,400	2,401,336
CONTAINERS & PACKAGING - 13.5%
Metal & Glass Containers - 10.0%
Ball Corp.	122,458	4,463,594
Crown Holdings, Inc. (a)	178,471	2,864,460
Myers Industries, Inc.	37,900	230,432
Owens-Illinois, Inc. (a)	249,800	5,050,956
Pactiv Corp. (a)	147,700	3,691,023
		16,300,465

	Shares	Value
Paper Packaging - 3.5%
Packaging Corp. of America	150,900	$ 2,252,937
Rock-Tenn Co. Class A	78,528	2,651,891
Temple-Inland, Inc. (d)	241,600	763,456
		5,668,284
TOTAL CONTAINERS & PACKAGING		21,968,749
MARINE - 1.0%
Marine - 1.0%
Safe Bulkers, Inc.	156,800	650,720
Ultrapetrol (Bahamas) Ltd. (a)	259,300	1,034,607
		1,685,327
METALS & MINING - 15.2%
Diversified Metals & Mining - 3.2%
BHP Billiton PLC	78,600	1,422,152
Freeport-McMoRan Copper & Gold, Inc. Class B	158,428	3,800,688
		5,222,840
Gold - 7.9%
Agnico-Eagle Mines Ltd.	27,000	1,018,161
Goldcorp, Inc.	45,000	1,216,815
Lihir Gold Ltd. (a)	512,445	738,941
Newcrest Mining Ltd.	61,376	987,619
Newmont Mining Corp.	232,800	7,833,720
Yamana Gold, Inc.	201,800	1,171,742
		12,966,998
Precious Metals & Minerals - 0.4%
Impala Platinum Holdings Ltd.	47,260	581,402
Steel - 3.7%
Cliffs Natural Resources, Inc.	77,900	1,850,125
Commercial Metals Co.	105,300	1,261,494
Reliance Steel & Aluminum Co.	37,900	781,498
Steel Dynamics, Inc.	265,200	2,190,552
		6,083,669
TOTAL METALS & MINING		24,854,909
OIL, GAS & CONSUMABLE FUELS - 1.1%
Coal & Consumable Fuels - 1.1%
CONSOL Energy, Inc.	26,100	756,117
Foundation Coal Holdings, Inc.	25,200	359,604
Massey Energy Co.	45,500	710,710
		1,826,431
PAPER & FOREST PRODUCTS - 4.1%
Forest Products - 4.1%
Weyerhaeuser Co.	179,300	6,745,266
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.6%
Marine Ports & Services - 0.6%
Aegean Marine Petroleum Network, Inc.	81,200	$ 985,768
TOTAL COMMON STOCKS (Cost $221,079,385)		155,733,530
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.29% (b)	7,473,416	7,473,416
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	318,175	318,175
TOTAL MONEY MARKET FUNDS (Cost $7,791,591)		7,791,591
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $228,870,976)	163,525,121
NET OTHER ASSETS - (0.3)%	(499,909)
NET ASSETS - 100%	$ 163,025,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 193,692
Fidelity Securities Lending Cash Central Fund	68,384
Total	$ 262,076
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 163,525,121	$ 162,102,969	$ 1,422,152	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $232,993,613. Net unrealized depreciation aggregated $69,468,492, of which $14,493,566 related to appreciated investment securities and $83,962,058 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.860866.101

AMF-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
Masco Corp.	262,500	$ 2,514,750
USG Corp. (a)	37,300	352,485
		2,867,235
CHEMICALS - 55.9%
Commodity Chemicals - 2.6%
Celanese Corp. Class A	369,678	4,269,781
Diversified Chemicals - 15.2%
E.I. du Pont de Nemours & Co.	492,500	12,342,050
FMC Corp.	155,499	6,795,306
Huntsman Corp.	88,400	632,060
PPG Industries, Inc.	37,800	1,660,176
Solutia, Inc. (a)	502,400	3,416,320
		24,845,912
Fertilizers & Agricultural Chemicals - 15.5%
Monsanto Co.	319,744	25,323,724
Industrial Gases - 9.6%
Airgas, Inc.	152,800	5,462,600
Praxair, Inc.	171,300	10,115,265
		15,577,865
Specialty Chemicals - 13.0%
Albemarle Corp.	203,785	4,142,949
Ecolab, Inc.	137,500	5,278,625
Lubrizol Corp.	143,900	5,053,768
Nalco Holding Co.	222,218	2,535,507
Valspar Corp.	88,100	1,728,522
W.R. Grace & Co. (a)	460,700	2,363,391
		21,102,762
TOTAL CHEMICALS		91,120,044
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Granite Construction, Inc.	29,808	1,278,465
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	27,400	2,401,336
CONTAINERS & PACKAGING - 13.5%
Metal & Glass Containers - 10.0%
Ball Corp.	122,458	4,463,594
Crown Holdings, Inc. (a)	178,471	2,864,460
Myers Industries, Inc.	37,900	230,432
Owens-Illinois, Inc. (a)	249,800	5,050,956
Pactiv Corp. (a)	147,700	3,691,023
		16,300,465

	Shares	Value
Paper Packaging - 3.5%
Packaging Corp. of America	150,900	$ 2,252,937
Rock-Tenn Co. Class A	78,528	2,651,891
Temple-Inland, Inc. (d)	241,600	763,456
		5,668,284
TOTAL CONTAINERS & PACKAGING		21,968,749
MARINE - 1.0%
Marine - 1.0%
Safe Bulkers, Inc.	156,800	650,720
Ultrapetrol (Bahamas) Ltd. (a)	259,300	1,034,607
		1,685,327
METALS & MINING - 15.2%
Diversified Metals & Mining - 3.2%
BHP Billiton PLC	78,600	1,422,152
Freeport-McMoRan Copper & Gold, Inc. Class B	158,428	3,800,688
		5,222,840
Gold - 7.9%
Agnico-Eagle Mines Ltd.	27,000	1,018,161
Goldcorp, Inc.	45,000	1,216,815
Lihir Gold Ltd. (a)	512,445	738,941
Newcrest Mining Ltd.	61,376	987,619
Newmont Mining Corp.	232,800	7,833,720
Yamana Gold, Inc.	201,800	1,171,742
		12,966,998
Precious Metals & Minerals - 0.4%
Impala Platinum Holdings Ltd.	47,260	581,402
Steel - 3.7%
Cliffs Natural Resources, Inc.	77,900	1,850,125
Commercial Metals Co.	105,300	1,261,494
Reliance Steel & Aluminum Co.	37,900	781,498
Steel Dynamics, Inc.	265,200	2,190,552
		6,083,669
TOTAL METALS & MINING		24,854,909
OIL, GAS & CONSUMABLE FUELS - 1.1%
Coal & Consumable Fuels - 1.1%
CONSOL Energy, Inc.	26,100	756,117
Foundation Coal Holdings, Inc.	25,200	359,604
Massey Energy Co.	45,500	710,710
		1,826,431
PAPER & FOREST PRODUCTS - 4.1%
Forest Products - 4.1%
Weyerhaeuser Co.	179,300	6,745,266
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.6%
Marine Ports & Services - 0.6%
Aegean Marine Petroleum Network, Inc.	81,200	$ 985,768
TOTAL COMMON STOCKS (Cost $221,079,385)		155,733,530
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.29% (b)	7,473,416	7,473,416
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	318,175	318,175
TOTAL MONEY MARKET FUNDS (Cost $7,791,591)		7,791,591
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $228,870,976)	163,525,121
NET OTHER ASSETS - (0.3)%	(499,909)
NET ASSETS - 100%	$ 163,025,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 193,692
Fidelity Securities Lending Cash Central Fund	68,384
Total	$ 262,076
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 163,525,121	$ 162,102,969	$ 1,422,152	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $232,993,613. Net unrealized depreciation aggregated $69,468,492, of which $14,493,566 related to appreciated investment securities and $83,962,058 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2008

1.810676.104

MED-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 534,139
DIVERSIFIED CONSUMER SERVICES - 1.5%
Specialized Consumer Services - 1.5%
Carriage Services, Inc. Class A (a)	806,549	1,895,390
Service Corp. International	161,430	939,523
Stewart Enterprises, Inc. Class A	211,815	675,690
		3,510,603
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Other Diversifed Financial Services - 0.9%
MBF Healthcare Acquisition Corp. (a)	260,100	2,044,386
MBF Healthcare Acquisition Corp.:
unit (a)	25,000	191,250
warrants 4/16/11 (a)	260,100	1,327
		2,236,963
FOOD & STAPLES RETAILING - 4.2%
Drug Retail - 4.2%
CVS Caremark Corp.	340,183	9,841,494
HEALTH CARE EQUIPMENT & SUPPLIES - 7.6%
Health Care Equipment - 2.2%
Baxter International, Inc.	24,300	1,285,470
Covidien Ltd.	72,500	2,671,625
Golden Meditech Co. Ltd. (a)	4,472,000	617,417
Natus Medical, Inc. (a)	1,000	12,710
Quidel Corp. (a)	50,000	681,500
		5,268,722
Health Care Supplies - 5.4%
InfuSystems Holdings, Inc. (a)	20,000	38,000
Inverness Medical Innovations, Inc. (a)(e)	718,500	12,624,045
		12,662,045
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		17,930,767
HEALTH CARE PROVIDERS & SERVICES - 80.7%
Health Care Distributors & Services - 9.9%
Cardinal Health, Inc.	307,000	9,983,640
McKesson Corp.	329,200	11,502,248
Profarma Distribuidora de Produtos Farmaceuticos SA	637,700	1,702,730
United Drug PLC (Ireland)	55,000	172,143
		23,360,761
Health Care Facilities - 8.2%
Apollo Hospitals Enterprise Ltd.	4,939	37,455
Bangkok Chain Hospital PCL	4,250,000	718,917
Bangkok Dusit Medical Service PCL (For. Reg.)	297,600	131,726

	Shares	Value
Brookdale Senior Living, Inc.	29,800	$ 121,286
Community Health Systems, Inc. (a)	706,300	9,224,278
Emeritus Corp. (a)	81,824	558,040
Health Management Associates, Inc. Class A (a)(e)	35,000	51,100
LifePoint Hospitals, Inc. (a)	21,400	429,284
Sun Healthcare Group, Inc. (a)	104,538	1,047,471
Tenet Healthcare Corp. (a)	268,600	325,006
U.S. Physical Therapy, Inc. (a)	123,594	1,495,487
Universal Health Services, Inc. Class B	141,900	5,271,585
		19,411,635
Health Care Services - 27.2%
DaVita, Inc. (a)	12,400	623,100
Diagnosticos da America SA	92,300	938,105
Emergency Medical Services Corp. Class A (a)	100	3,392
Express Scripts, Inc. (a)	351,400	20,209,014
Health Grades, Inc. (a)	1,277,615	2,248,602
Healthways, Inc. (a)	62,000	501,580
Lincare Holdings, Inc. (a)	140,000	3,350,200
Medco Health Solutions, Inc. (a)	707,141	29,699,922
NightHawk Radiology Holdings, Inc. (a)	792,420	2,298,018
Quest Diagnostics, Inc.	26,500	1,234,105
Rural/Metro Corp. (a)(f)	1,957,400	3,366,728
Virtual Radiologic Corp.	3,800	27,550
		64,500,316
Managed Health Care - 35.4%
Aetna, Inc. (e)	336,456	7,341,470
CIGNA Corp.	95,600	1,157,716
Coventry Health Care, Inc. (a)	124,100	1,547,527
Health Net, Inc. (a)	108,000	973,080
Humana, Inc. (a)	559,171	16,903,739
Medial Saude SA	577,800	1,415,884
UnitedHealth Group, Inc.	1,704,497	35,811,482
Universal American Financial Corp. (a)	715,196	7,109,048
WellPoint, Inc. (a)	328,500	11,694,600
		83,954,546
TOTAL HEALTH CARE PROVIDERS & SERVICES		191,227,258
HEALTH CARE TECHNOLOGY - 2.3%
Health Care Technology - 2.3%
HLTH Corp. (a)	571,300	5,353,081
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)(e)	8,400	161,112
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Medtox Scientific, Inc. (a)	35,000	301,000
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	25,000	$ 892,000
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	11,200	66,752
		1,259,752
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Alpharma, Inc. Class A (a)	8,300	299,630
TOTAL COMMON STOCKS (Cost $335,992,935)		232,354,799
Nonconvertible Bonds - 0.7%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Services - 0.7%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	1,618,200
9.875% 3/15/15	20,000	15,800
		1,634,000
TOTAL NONCONVERTIBLE BONDS (Cost $2,399,872)		1,634,000
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	813,338	$ 813,338
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	12,944,184	12,944,184
TOTAL MONEY MARKET FUNDS (Cost $13,757,522)		13,757,522
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $352,150,329)	247,746,321
NET OTHER ASSETS - (4.6)%	(10,828,347)
NET ASSETS - 100%	$ 236,917,974
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 216,205
Fidelity Securities Lending Cash Central Fund	87,641
Total	$ 303,846
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$ 5,284,980	$ -	$ -	$ -	$ 3,366,728
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 247,746,321	$ 245,940,178	$ 1,806,143	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $361,823,945. Net unrealized depreciation aggregated $114,077,624, of which $10,777,620 related to appreciated investment securities and $124,855,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2008

1.810698.104

MES-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
BIOTECHNOLOGY - 3.3%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (a)(d)	140,000	$ 2,552,200
CSL Ltd.	400,000	9,097,646
Myriad Genetics, Inc. (a)	60,000	3,556,800
Omrix Biopharmaceuticals, Inc. (a)(d)	850,000	21,148,000
		36,354,646
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Hillenbrand, Inc.	247,000	3,932,240
HEALTH CARE EQUIPMENT & SUPPLIES - 78.9%
Health Care Equipment - 72.7%
Abiomed, Inc. (a)(d)	72,002	1,010,908
American Medical Systems Holdings, Inc. (a)(d)	1,600,000	14,080,000
Aspect Medical Systems, Inc. (a)(d)	552,289	1,684,481
Baxter International, Inc.	3,500,000	185,150,000
Becton, Dickinson & Co.	300,000	19,059,000
Boston Scientific Corp. (a)	9,200,000	56,764,000
C.R. Bard, Inc.	510,000	41,835,300
Conceptus, Inc. (a)	300,000	4,410,000
Covidien Ltd.	3,750,000	138,187,500
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	90,313	149,450
ev3, Inc. (a)(d)	1,730,000	8,650,000
Gen-Probe, Inc. (a)	400,000	14,740,000
HeartWare International, Inc. unit (a)	13,153,815	3,621,101
Hill-Rom Holdings, Inc. (d)	400,000	8,216,000
Hologic, Inc. (a)	600,000	8,436,000
Hospira, Inc. (a)	1,400,000	42,042,000
Integra LifeSciences Holdings Corp. (a)	400,000	12,596,000
Intuitive Surgical, Inc. (a)(d)	60,000	7,951,800
Kinetic Concepts, Inc. (a)	400,000	8,656,000
Masimo Corp. (a)	200,000	5,458,000
Medtronic, Inc.	4,370,000	133,372,400
Mentor Corp. (d)	217,000	3,504,550
Micrus Endovascular Corp. (a)	700,000	7,420,000
NuVasive, Inc. (a)(d)	285,000	9,818,250
ResMed, Inc. (a)	130,000	4,724,200
St. Jude Medical, Inc. (a)	1,140,000	31,954,200
Stryker Corp. (d)	230,000	8,951,600
Zimmer Holdings, Inc. (a)(d)	400,000	14,928,000
		797,370,740
Health Care Supplies - 6.2%
Alcon, Inc.	353,600	28,213,744
Align Technology, Inc. (a)(d)	200,000	1,400,000
DENTSPLY International, Inc.	200,000	5,216,000
Immucor, Inc. (a)(d)	750,000	18,202,500

	Shares	Value
Inverness Medical Innovations, Inc. (a)	562,300	$ 9,879,611
RTI Biologics, Inc. (a)	1,905,500	5,182,960
		68,094,815
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		865,465,555
HEALTH CARE PROVIDERS & SERVICES - 6.6%
Health Care Distributors & Services - 0.6%
Henry Schein, Inc. (a)	180,000	6,431,400
Health Care Facilities - 0.6%
Hanger Orthopedic Group, Inc. (a)	450,000	7,222,500
Health Care Services - 5.4%
Express Scripts, Inc. (a)	170,000	9,776,700
Fresenius Medical Care AG sponsored ADR	250,000	10,987,500
Laboratory Corp. of America Holdings (a)	70,000	4,435,200
Medco Health Solutions, Inc. (a)	800,000	33,600,000
		58,799,400
TOTAL HEALTH CARE PROVIDERS & SERVICES		72,453,300
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
Eclipsys Corp. (a)(d)	92,980	1,219,898
LIFE SCIENCES TOOLS & SERVICES - 3.9%
Life Sciences Tools & Services - 3.9%
Illumina, Inc. (a)(d)	1,000,000	22,010,000
QIAGEN NV (a)	1,300,000	20,969,000
		42,979,000
PHARMACEUTICALS - 2.6%
Pharmaceuticals - 2.6%
Allergan, Inc. (d)	670,000	25,245,600
XenoPort, Inc. (a)	100,000	3,144,000
		28,389,600
TOTAL COMMON STOCKS (Cost $1,291,387,712)		1,050,794,239
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 1.29% (b)	28,550,834	28,550,834
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	43,681,838	43,681,838
TOTAL MONEY MARKET FUNDS (Cost $72,232,672)		72,232,672
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,363,620,384)	1,123,026,911
NET OTHER ASSETS - (2.4)%	(26,437,169)
NET ASSETS - 100%	$ 1,096,589,742
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,450 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 515,047
Fidelity Securities Lending Cash Central Fund	533,148
Total	$ 1,048,195
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,123,026,911	$ 1,122,877,461	$ 149,450	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,384,029,230. Net unrealized depreciation aggregated $261,002,319, of which $66,076,723 related to appreciated investment securities and $327,079,042 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2008

1.810700.104

BAM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Juniper Networks, Inc. (a)	9,300	$ 161,634
INTERNET & CATALOG RETAIL - 0.3%
Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	10,500	27,615
Internet Retail - 0.2%
Priceline.com, Inc. (a)	900	62,100
TOTAL INTERNET & CATALOG RETAIL		89,715
INTERNET SOFTWARE & SERVICES - 5.0%
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	3,600	44,172
Baidu.com, Inc. sponsored ADR (a)	300	40,764
Dice Holdings, Inc. (a)	60,000	191,400
Google, Inc. Class A (sub. vtg.) (a)	2,950	864,232
Omniture, Inc. (a)	6,900	68,586
Sohu.com, Inc. (a)	1,200	58,248
Tencent Holdings Ltd.	27,800	152,450
		1,419,852
MEDIA - 90.5%
Advertising - 6.0%
Interpublic Group of Companies, Inc. (a)	96,200	393,458
Lamar Advertising Co. Class A (a)(d)	15,300	227,511
Omnicom Group, Inc.	38,600	1,091,994
		1,712,963
Broadcasting - 3.6%
Central European Media Enterprises Ltd. Class A (a)	4,900	75,313
Citadel Broadcasting Corp. (a)	8	1
Discovery Communications, Inc. (a)	26,750	401,250
Discovery Communications, Inc. Class C (a)	13,350	201,986
Entercom Communications Corp. Class A	3,600	3,924
Grupo Televisa SA de CV (CPO) sponsored ADR	21,800	323,948
Sinclair Broadcast Group, Inc. Class A	600	1,896
		1,008,318
Cable & Satellite - 36.7%
Cablevision Systems Corp. - NY Group Class A (d)	42,200	618,652
Comcast Corp.:
Class A (d)	199,250	3,454,995
Class A (special) (non-vtg.)	106,000	1,777,620
DISH Network Corp. Class A (a)	41,400	458,712
Liberty Global, Inc.:
Class A (a)	23,075	334,357
Class C (a)	12,800	180,480

	Shares	Value
Liberty Media Corp.:
- Capital Series A (a)	8,400	$ 27,804
- Entertainment Class A (a)	94,400	1,120,528
RRSat Global Communications Network Ltd.	12,700	120,269
Scripps Networks Interactive, Inc. Class A	12,400	344,596
Sirius XM Radio, Inc. (a)	1,460	304
The DIRECTV Group, Inc. (a)	59,000	1,298,590
Time Warner Cable, Inc. (a)	14,500	294,350
Virgin Media, Inc.	70,200	332,046
		10,363,303
Movies & Entertainment - 40.1%
Ascent Media Corp. (a)	85	1,700
Cinemark Holdings, Inc.	3,800	28,614
Cinemax India Ltd.	56,743	40,290
DreamWorks Animation SKG, Inc. Class A (a)	13,700	316,470
Lions Gate Entertainment Corp. (a)	21,100	136,517
Live Nation, Inc. (a)	109	533
Marvel Entertainment, Inc. (a)(d)	4,400	129,580
News Corp. Class A	182,582	1,442,398
Regal Entertainment Group Class A	300	2,751
The Walt Disney Co.	183,200	4,125,663
Time Warner, Inc.	429,500	3,886,975
Viacom, Inc. Class B (non-vtg.) (a)	72,700	1,157,384
Vivendi	2,304	65,471
		11,334,346
Publishing - 4.1%
E.W. Scripps Co. Class A	233	683
Gannett Co., Inc. (d)	6,000	52,260
McGraw-Hill Companies, Inc. (d)	41,200	1,030,000
R.H. Donnelley Corp. (a)	200	110
The New York Times Co. Class A (d)	8,900	67,106
		1,150,159
TOTAL MEDIA		25,569,089
PROFESSIONAL SERVICES - 0.7%
Human Resource & Employment Services - 0.7%
Monster Worldwide, Inc. (a)	15,500	177,785
SOFTWARE - 0.3%
Application Software - 0.1%
NDS Group PLC sponsored ADR (a)	350	16,713
Home Entertainment Software - 0.0%
Gameloft (a)	900	2,188
Ubisoft Entertainment SA (a)	100	2,313
		4,501
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 0.2%
Macrovision Solutions Corp. (a)	5,800	$ 68,208
TOTAL SOFTWARE		89,422
TOTAL COMMON STOCKS (Cost $40,331,595)		27,507,497
Money Market Funds - 15.0%

Fidelity Cash Central Fund, 1.29% (b)	1,199,032	1,199,032
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	3,052,950	3,052,950
TOTAL MONEY MARKET FUNDS (Cost $4,251,982)		4,251,982
TOTAL INVESTMENT PORTFOLIO - 112.4% (Cost $44,583,577)	31,759,479
NET OTHER ASSETS - (12.4)%	(3,508,837)
NET ASSETS - 100%	$ 28,250,642
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,369
Fidelity Securities Lending Cash Central Fund	47,825
Total	$ 90,194
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 31,759,479	$ 31,689,507	$ 69,972	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $44,619,734. Net unrealized depreciation aggregated $12,860,255, of which $1,117,606 related to appreciated investment securities and $13,977,861 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2008

1.810725.104

GAS-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
Climate Exchange PLC (a)(d)	169,100	$ 2,255,560
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc. (a)(d)	87,500	626,500
ELECTRICAL EQUIPMENT - 3.5%
Electrical Components & Equipment - 3.5%
First Solar, Inc. (a)(d)	80,500	10,049,620
JA Solar Holdings Co. Ltd. ADR (a)	75,900	267,168
Q-Cells SE (a)(d)	165,200	5,545,416
Renewable Energy Corp. AS (a)(d)	649,700	6,136,561
Sunpower Corp. Class B (a)	250,500	6,518,010
		28,516,775
ENERGY EQUIPMENT & SERVICES - 13.7%
Oil & Gas Drilling - 10.5%
Atwood Oceanics, Inc. (a)	378,090	6,843,429
Diamond Offshore Drilling, Inc. (d)	128,000	9,446,400
ENSCO International, Inc.	295,700	9,583,637
Helmerich & Payne, Inc.	322,815	8,186,588
Hercules Offshore, Inc. (a)	83,100	483,642
Nabors Industries Ltd. (a)	1,388,882	20,138,789
Noble Corp.	186,500	4,996,335
Patterson-UTI Energy, Inc.	667,800	8,340,822
Pride International, Inc. (a)	323,700	5,247,177
Rowan Companies, Inc.	330,800	5,739,380
Songa Offshore ASA (a)	312,300	792,499
Transocean, Inc. (a)	85,027	5,686,606
		85,485,304
Oil & Gas Equipment & Services - 3.2%
BJ Services Co.	68,100	816,519
Cameron International Corp. (a)	123,744	2,610,998
Complete Production Services, Inc. (a)	281,300	2,303,847
Exterran Holdings, Inc. (a)	56,500	991,575
Halliburton Co.	291,800	5,135,680
National Oilwell Varco, Inc. (a)	222,956	6,307,425
Oceaneering International, Inc. (a)	34,900	901,118
Oil States International, Inc. (a)	38,300	820,386
Smith International, Inc.	66,790	1,952,940
TSC Offshore Group Ltd. (a)	3,962,000	276,058
Weatherford International Ltd. (a)	288,800	3,687,976
		25,804,522
TOTAL ENERGY EQUIPMENT & SERVICES		111,289,826
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.9%
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc. Class A (a)	3,445,100	7,682,573

	Shares	Value
METALS & MINING - 0.4%
Diversified Metals & Mining - 0.4%
Ivanhoe Mines Ltd. (a)	100,000	$ 233,871
Timminco Ltd. (a)(d)	845,100	3,421,292
		3,655,163
OIL, GAS & CONSUMABLE FUELS - 78.8%
Coal & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	50,000	1,109,500
Arch Coal, Inc. (d)	555,508	8,543,713
China Coal Energy Co. Ltd. (H Shares)	1,985,000	1,193,546
China Shenhua Energy Co. Ltd. (H Shares)	471,000	881,214
CONSOL Energy, Inc.	173,200	5,017,604
Evergreen Energy, Inc. (a)(d)	5,399,315	2,051,740
International Coal Group, Inc. (a)	230,600	654,904
Massey Energy Co.	71,500	1,116,830
Peabody Energy Corp.	131,700	3,085,731
PT Bumi Resources Tbk	16,479,500	1,346,623
		25,001,405
Integrated Oil & Gas - 0.3%
Hess Corp.	52,400	2,831,696
Oil & Gas Exploration & Production - 71.3%
Anadarko Petroleum Corp.	217,300	8,920,165
Apache Corp.	179,000	13,836,700
Aurora Oil & Gas Corp. (a)(d)	3,958,153	273,113
Cabot Oil & Gas Corp.	655,125	19,634,096
Canadian Natural Resources Ltd.	476,200	19,708,535
Chesapeake Energy Corp. (d)	2,807,600	48,234,568
CNOOC Ltd. sponsored ADR (d)	24,900	2,042,049
Comstock Resources, Inc. (a)	888,700	37,263,191
Concho Resources, Inc. (a)	256,600	6,053,194
Denbury Resources, Inc. (a)	4,131,475	39,372,957
EOG Resources, Inc.	265,000	22,530,300
EXCO Resources, Inc. (a)	391,000	2,998,970
Forest Oil Corp. (a)	270,763	4,724,814
FX Energy, Inc. (a)	100,000	355,000
Newfield Exploration Co. (a)	89,000	2,009,620
Noble Energy, Inc.	224,800	11,752,544
Petrohawk Energy Corp. (a)	911,300	15,920,411
Plains Exploration & Production Co. (a)	2,923,050	67,668,608
Quicksilver Gas Services LP	210,600	1,840,644
Quicksilver Resources, Inc. (a)	3,700,320	23,052,994
Range Resources Corp. (d)	1,925,900	79,867,073
SandRidge Energy, Inc.	495,200	4,387,472
Southwestern Energy Co. (a)	1,912,400	65,729,188
Ultra Petroleum Corp. (a)(d)	767,319	31,176,171
Venoco, Inc. (a)	1,635,695	5,463,221
Whiting Petroleum Corp. (a)	244,600	9,368,180
XTO Energy, Inc.	910,475	34,816,564
		579,000,342
Oil & Gas Refining & Marketing - 3.9%
CVR Energy, Inc. (a)(d)	149,500	523,250
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Holly Corp.	156,700	$ 2,850,373
Petroplus Holdings AG	28,564	535,114
Reliance Industries Ltd.	112,908	2,583,731
Sunoco, Inc. (d)	66,900	2,658,606
Tesoro Corp. (d)	241,146	2,216,132
Valero Energy Corp.	951,000	17,450,850
Western Refining, Inc.	333,200	2,525,656
		31,343,712
Oil & Gas Storage & Transport - 0.2%
Copano Energy LLC	141,303	1,697,049
TOTAL OIL, GAS & CONSUMABLE FUELS		639,874,204
TOTAL COMMON STOCKS (Cost $1,350,238,491)		793,900,601
Convertible Bonds - 1.5%
Principal Amount
OIL, GAS & CONSUMABLE FUELS - 1.5%
Oil & Gas Exploration & Production - 1.5%
Chesapeake Energy Corp. 2.5% 5/15/37 (Cost $13,427,092)	$ 22,100,000	11,821,290
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	2,392,701	$ 2,392,701
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	73,396,933	73,396,933
TOTAL MONEY MARKET FUNDS (Cost $75,789,634)		75,789,634
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $1,439,455,217)	881,511,525
NET OTHER ASSETS - (8.5)%	(68,986,116)
NET ASSETS - 100%	$ 812,525,409
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 514,550
Fidelity Securities Lending Cash Central Fund	1,719,297
Total	$ 2,233,847
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Evergreen Energy, Inc.	$ 11,608,527	$ -	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 881,511,525	$ 854,425,085	$ 27,086,440	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,466,911,105. Net unrealized depreciation aggregated $585,399,580, of which $95,848,098 related to appreciated investment securities and $681,247,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2008

1.810716.104

NAT-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 0.7%
Commodity Chemicals - 0.4%
Calgon Carbon Corp. (a)	146,700	$ 1,873,359
Formosa Chemicals & Fibre Corp.	1,255,830	1,770,342
Georgia Gulf Corp.	20,650	43,365
Tokai Carbon Co. Ltd.	22,000	88,856
		3,775,922
Fertilizers & Agricultural Chemicals - 0.3%
Agrium, Inc.	50,700	1,586,010
The Mosaic Co.	51,600	1,566,060
		3,152,070
TOTAL CHEMICALS		6,927,992
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	64,400	2,883,188
CONTAINERS & PACKAGING - 0.9%
Metal & Glass Containers - 0.9%
Owens-Illinois, Inc. (a)	444,100	8,979,702
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 1.1%
Energy Conversion Devices, Inc. (a)	100	2,798
Evergreen Solar, Inc. (a)	698,100	1,905,813
First Solar, Inc. (a)	12,700	1,585,468
JA Solar Holdings Co. Ltd. ADR (a)(d)	305,400	1,075,008
Q-Cells SE (a)(d)	35,100	1,178,233
Renewable Energy Corp. AS (a)	19,000	179,459
Sunpower Corp.:
Class A (a)(d)	70,400	2,444,992
Class B (a)	65,900	1,714,718
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	178,400	1,523,536
		11,610,025
Heavy Electrical Equipment - 0.1%
Areva (investment certificates)(non-vtg.)	100	47,755
Vestas Wind Systems AS (a)	25,300	1,147,489
		1,195,244
TOTAL ELECTRICAL EQUIPMENT		12,805,269
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	34,700	1,644,086
ENERGY EQUIPMENT & SERVICES - 20.9%
Oil & Gas Drilling - 11.8%
Atwood Oceanics, Inc. (a)	350,000	6,335,000
ENSCO International, Inc.	205,300	6,653,773
Helmerich & Payne, Inc.	265,600	6,735,616
Hercules Offshore, Inc. (a)	658,394	3,831,853

	Shares	Value
Nabors Industries Ltd. (a)	1,712,700	$ 24,834,150
Noble Corp.	1,058,000	28,343,820
Patterson-UTI Energy, Inc.	1,661,700	20,754,633
Pride International, Inc. (a)	578,700	9,380,727
Rowan Companies, Inc.	686,800	11,915,980
Transocean, Inc. (a)	45,620	3,051,066
		121,836,618
Oil & Gas Equipment & Services - 9.1%
BJ Services Co.	379,700	4,552,603
Cameron International Corp. (a)	100	2,110
Complete Production Services, Inc. (a)	100	819
Dril-Quip, Inc. (a)	106,000	2,086,080
Exterran Holdings, Inc. (a)	110,750	1,943,663
FMC Technologies, Inc. (a)	62,400	1,714,128
Fugro NV (Certificaten Van Aandelen) unit	127	4,049
Global Industries Ltd. (a)(d)	708,800	2,090,960
Halliburton Co.	452,100	7,956,960
Helix Energy Solutions Group, Inc. (a)	179,000	1,150,970
National Oilwell Varco, Inc. (a)	463,558	13,114,056
Oil States International, Inc. (a)	4,400	94,248
Schlumberger Ltd. (NY Shares)	456,452	23,160,374
Smith International, Inc.	249,300	7,289,532
Superior Energy Services, Inc. (a)	319,200	5,378,520
Tenaris SA sponsored ADR	500	10,515
Tidewater, Inc.	92,800	3,663,744
TSC Offshore Group Ltd. (a)	3,250,000	226,449
Weatherford International Ltd. (a)	1,304,880	16,663,318
Willbros Group, Inc. (a)	402,700	3,330,329
		94,433,427
TOTAL ENERGY EQUIPMENT & SERVICES		216,270,045
FOOD PRODUCTS - 0.0%
Agricultural Products - 0.0%
Archer Daniels Midland Co.	3,100	84,878
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Equitable Resources, Inc.	180,300	6,016,611
Zhongyu Gas Holdings Ltd. (a)	12,744,000	493,310
		6,509,921
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	159,070	3,768,368
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
McDermott International, Inc. (a)	100	975
MACHINERY - 0.0%
Construction & Farm Machinery & Heavy Trucks - 0.0%
Joy Global, Inc.	50	1,165
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 0.0%
Vallourec SA	700	$ 74,769
TOTAL MACHINERY		75,934
METALS & MINING - 12.3%
Aluminum - 0.0%
Alcoa, Inc.	100	1,076
Diversified Metals & Mining - 0.7%
Compass Minerals International, Inc.	31,666	1,772,979
Freeport-McMoRan Copper & Gold, Inc. Class B	127,967	3,069,928
RTI International Metals, Inc. (a)	38	457
Teck Cominco Ltd. Class B (sub. vtg.)	270,800	1,340,897
Thompson Creek Metals Co., Inc. (a)	305,800	998,782
Titanium Metals Corp.	76	642
		7,183,685
Gold - 11.3%
Agnico-Eagle Mines Ltd.	117,300	4,423,345
Barrick Gold Corp. (d)	692,100	20,456,020
Eldorado Gold Corp. (a)	1,422,900	8,239,050
Gold Fields Ltd. sponsored ADR	653,000	5,367,660
Goldcorp, Inc.	566,100	15,307,527
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,165,700	10,071,648
IAMGOLD Corp.	1,680,600	7,752,445
Kinross Gold Corp.	256,167	3,780,529
Lihir Gold Ltd. (a)	3,983,965	5,744,838
Newcrest Mining Ltd.	559,364	9,000,893
Newmont Mining Corp.	389,000	13,089,850
Randgold Resources Ltd. sponsored ADR	198,300	7,581,009
Royal Gold, Inc.	200	8,000
Yamana Gold, Inc.	910,700	5,287,935
		116,110,749
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	1,391,600	3,175,825
Shore Gold, Inc. (a)	221,300	79,418
		3,255,243
Steel - 0.0%
Allegheny Technologies, Inc.	900	20,655
TOTAL METALS & MINING		126,571,408
OIL, GAS & CONSUMABLE FUELS - 61.3%
Coal & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)	162,300	3,601,437
Arch Coal, Inc.	313,300	4,818,554
CONSOL Energy, Inc. (d)	471,600	13,662,252
Foundation Coal Holdings, Inc.	311,400	4,443,678
International Coal Group, Inc. (a)	218,100	619,404
Peabody Energy Corp.	567,800	13,303,554

	Shares	Value
USEC, Inc. (a)	1,600	$ 6,160
Walter Industries, Inc.	100	1,824
		40,456,863
Integrated Oil & Gas - 17.1%
Chevron Corp.	1,002,600	79,215,424
ConocoPhillips	93,500	4,910,620
Exxon Mobil Corp.	326,800	26,193,020
Hess Corp.	381,900	20,637,876
Marathon Oil Corp.	124,200	3,251,556
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	600	30,964
Occidental Petroleum Corp.	539,300	29,197,702
Petro-Canada	226,700	5,700,408
Royal Dutch Shell PLC Class A sponsored ADR	85,100	4,548,595
Suncor Energy, Inc.	122,200	2,626,315
		176,312,480
Oil & Gas Exploration & Production - 36.5%
Anadarko Petroleum Corp.	464,900	19,084,145
Apache Corp.	32,800	2,535,440
Berry Petroleum Co. Class A (d)	79,900	935,629
Cabot Oil & Gas Corp.	842,000	25,234,740
Canadian Natural Resources Ltd.	641,500	26,549,823
Chesapeake Energy Corp.	1,145,400	19,677,972
Comstock Resources, Inc. (a)	324,000	13,585,320
Concho Resources, Inc. (a)	443,100	10,452,729
Denbury Resources, Inc. (a)	1,127,300	10,743,169
Devon Energy Corp.	82,500	5,968,050
EnCana Corp.	210,484	9,896,143
Encore Acquisition Co. (a)	309,700	8,188,468
EOG Resources, Inc.	39,100	3,324,282
EXCO Resources, Inc. (a)	712,850	5,467,560
Forest Oil Corp. (a)	213,091	3,718,438
GMX Resources, Inc. (a)(d)	37,700	1,083,121
Goodrich Petroleum Corp. (a)	4,300	155,101
Mariner Energy, Inc. (a)	124	1,363
Newfield Exploration Co. (a)	253,700	5,728,546
Nexen, Inc.	803,000	15,554,887
Noble Energy, Inc.	588,100	30,745,868
Oil Search Ltd.	1,308,130	4,227,050
Penn Virginia Corp.	220,100	6,609,603
Penn West Energy Trust	62,800	916,677
Petrobank Energy & Resources Ltd. (a)	50,000	932,661
Petrohawk Energy Corp. (a)(d)	2,224,740	38,866,208
Petroquest Energy, Inc. (a)(d)	363,800	2,550,238
Plains Exploration & Production Co. (a)	840,113	19,448,616
Quicksilver Resources, Inc. (a)	370,500	2,308,215
Range Resources Corp.	706,873	29,314,023
Southwestern Energy Co. (a)	1,254,800	43,127,476
Stone Energy Corp. (a)	107,500	1,786,650
Talisman Energy, Inc.	609,900	5,631,738
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Whiting Petroleum Corp. (a)	1,100	$ 42,130
XTO Energy, Inc.	59,700	2,282,928
		376,675,007
Oil & Gas Refining & Marketing - 2.6%
Frontier Oil Corp.	922,600	11,015,844
Holly Corp.	30,200	549,338
Neste Oil Oyj	2,600	36,664
Petroplus Holdings AG	105,094	1,968,815
Tesoro Corp. (d)	153,100	1,406,989
Valero Energy Corp.	625,088	11,470,365
Western Refining, Inc.	100	758
		26,448,773
Oil & Gas Storage & Transport - 1.2%
El Paso Corp.	605,100	4,471,689
Williams Companies, Inc.	500,600	8,119,732
		12,591,421
TOTAL OIL, GAS & CONSUMABLE FUELS		632,484,544
PAPER & FOREST PRODUCTS - 0.0%
Forest Products - 0.0%
Weyerhaeuser Co.	100	3,762
TOTAL COMMON STOCKS (Cost $1,431,430,631)		1,019,010,072
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	18,552,611	$ 18,552,611
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	38,487,742	38,487,742
TOTAL MONEY MARKET FUNDS (Cost $57,040,353)		57,040,353
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,488,470,984)	1,076,050,425
NET OTHER ASSETS - (4.2)%	(43,615,359)
NET ASSETS - 100%	$ 1,032,435,066
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 301,425
Fidelity Securities Lending Cash Central Fund	603,680
Total	$ 905,105
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,076,050,425	$ 1,066,467,025	$ 9,583,400	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,524,068,297. Net unrealized depreciation aggregated $448,017,872, of which $90,764,339 related to appreciated investment securities and $538,782,211 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and

Infrastructure Portfolio

November 30, 2008

1.810705.104

NET-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 47.5%
Communications Equipment - 47.5%
Acme Packet, Inc. (a)	700	$ 2,730
ADC Telecommunications, Inc. (a)(d)	173,400	1,232,874
Adtran, Inc.	2,200	31,240
ADVA AG Optical Networking (a)(d)	108,636	140,310
Airvana, Inc. (a)(d)	43,500	205,320
Alcatel-Lucent SA sponsored ADR (a)	225,600	482,784
Arris Group, Inc. (a)	68,700	493,953
Aruba Networks, Inc. (a)	1,100	2,607
Ciena Corp. (a)(d)	19,300	142,820
Cisco Systems, Inc. (a)	198,400	3,281,536
Cogo Group, Inc. (a)	160,200	544,680
CommScope, Inc. (a)(d)	67,600	763,204
Comverse Technology, Inc. (a)	48,700	301,940
DragonWave, Inc. (a)	52,400	48,597
F5 Networks, Inc. (a)	49,400	1,230,060
Finisar Corp. (a)	290,752	127,931
Foundry Networks, Inc. (a)	73,500	1,138,515
Foxconn International Holdings Ltd. (a)	39,000	10,064
Harmonic, Inc. (a)	95,800	493,370
Infinera Corp. (a)	11,800	115,168
Powerwave Technologies, Inc. (a)	214,000	102,720
QUALCOMM, Inc.	28,200	946,674
Research In Motion Ltd. (a)	4,200	178,374
Sandvine Corp. (a)	166,900	104,985
Sandvine Corp. (U.K.) (a)	230,900	148,242
Sonus Networks, Inc. (a)(d)	171,100	265,205
Starent Networks Corp. (a)	135,100	1,344,245
Symmetricom, Inc. (a)	45,100	188,518
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	48,400	344,608
Tellabs, Inc. (a)	89,500	373,215
		14,786,489
COMPUTERS & PERIPHERALS - 2.2%
Computer Storage & Peripherals - 2.2%
EMC Corp. (a)	31,000	327,670
Isilon Systems, Inc. (a)	100	326
NetApp, Inc. (a)	25,900	349,650
		677,646
ELECTRONIC EQUIPMENT & COMPONENTS - 1.1%
Electronic Components - 0.0%
Chi Mei Optoelectronics Corp.	4,245	1,243
Electronic Manufacturing Services - 0.2%
Flextronics International Ltd. (a)	15,700	36,738
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,442	22,272
SMART Modular Technologies (WWH), Inc. (a)	22,400	20,160
		79,170

	Shares	Value
Technology Distributors - 0.9%
Arrow Electronics, Inc. (a)	19,300	$ 266,340
Mellanox Technologies Ltd. (a)	100	740
		267,080
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		347,493
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc. (a)	100	2,733
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
DEI Holdings, Inc. (a)	48,100	13,468
INTERNET SOFTWARE & SERVICES - 13.7%
Internet Software & Services - 13.7%
Ariba, Inc. (a)	46,000	370,300
Constant Contact, Inc. (a)	100	1,395
DivX, Inc. (a)	100	482
Google, Inc. Class A (sub. vtg.) (a)	10,900	3,193,264
Switch & Data Facilities Co., Inc. (a)	300	1,563
VeriSign, Inc. (a)	31,800	686,562
		4,253,566
MEDIA - 0.1%
Advertising - 0.1%
SinoMedia Holding Ltd.	336,000	34,683
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.7%
Semiconductor Equipment - 3.6%
FormFactor, Inc. (a)	10,000	135,300
LTX-Credence Corp. (a)	78,144	28,913
Tessera Technologies, Inc. (a)	44,500	817,910
Verigy Ltd. (a)	14,000	128,940
		1,111,063
Semiconductors - 13.1%
Advanced Semiconductor Engineering, Inc. sponsored ADR	26,031	42,951
Altera Corp.	9,800	144,158
Applied Micro Circuits Corp. (a)	51,450	190,365
AuthenTec, Inc. (a)	64,700	103,520
Broadcom Corp. Class A (a)	50,950	780,045
Cavium Networks, Inc. (a)	14,600	158,410
Cypress Semiconductor Corp. (a)(d)	32,800	122,344
Hittite Microwave Corp. (a)	2,600	75,972
Infineon Technologies AG sponsored ADR (a)	72,900	171,315
Lattice Semiconductor Corp. (a)	34,500	52,440
Mindspeed Technologies, Inc. (a)(d)	138,426	128,736
MIPS Technologies, Inc. (a)	33,500	45,225
National Semiconductor Corp.	26,000	286,000
Netlogic Microsystems, Inc. (a)(d)	8,500	158,440
ON Semiconductor Corp. (a)	26,450	77,234
Silicon Laboratories, Inc. (a)	13,900	291,344
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Silicon Motion Technology Corp. sponsored ADR (a)(d)	142,000	$ 414,640
Siliconware Precision Industries Co. Ltd. sponsored ADR	14,241	58,673
Spreadtrum Communications, Inc. ADR (a)	900	657
Tower Semiconductor Ltd. (a)	239,700	52,734
Xilinx, Inc.	18,600	304,296
Zoran Corp. (a)	55,500	417,360
		4,076,859
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,187,922
SOFTWARE - 12.5%
Application Software - 2.9%
Cadence Design Systems, Inc. (a)	51,900	200,334
TIBCO Software, Inc. (a)	56,000	271,040
Ulticom, Inc. (a)	95,200	428,400
		899,774
Systems Software - 9.6%
Allot Communications Ltd. (a)	2,800	5,572
Double-Take Software, Inc. (a)	12,200	96,258
Macrovision Solutions Corp. (a)	42	494
McAfee, Inc. (a)	29,300	888,669
Symantec Corp. (a)	167,000	2,009,010
		3,000,003
TOTAL SOFTWARE		3,899,777
WIRELESS TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	11,100	302,364
Crown Castle International Corp. (a)	19,700	277,179

	Shares	Value
SBA Communications Corp. Class A (a)	18,600	$ 293,694
Syniverse Holdings, Inc. (a)	5,000	48,850
		922,087
TOTAL COMMON STOCKS (Cost $58,483,490)		30,125,864
Convertible Bonds - 0.4%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 0.25% 5/1/13 (Cost $230,000)	$ 230,000	118,050
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	925,499	925,499
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,705,250	2,705,250
TOTAL MONEY MARKET FUNDS (Cost $3,630,749)		3,630,749
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $62,344,239)	33,874,663
NET OTHER ASSETS - (8.8)%	(2,746,113)
NET ASSETS - 100%	$ 31,128,550
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,299
Fidelity Securities Lending Cash Central Fund	22,954
Total	$ 123,253
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 33,874,663	$ 33,444,546	$ 430,117	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $62,659,579. Net unrealized depreciation aggregated $28,784,916, of which $401,673 related to appreciated investment securities and $29,186,589 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and Forest
Products Portfolio

November 30, 2008

1.810706.104

PAP-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Office Services & Supplies - 2.4%
Avery Dennison Corp. (d)	7,600	$ 236,360
CONTAINERS & PACKAGING - 34.7%
Metal & Glass Containers - 2.9%
Owens-Illinois, Inc. (a)	5,600	113,232
Pactiv Corp. (a)	7,100	177,429
		290,661
Paper Packaging - 31.8%
Bemis Co., Inc.	17,600	475,552
Cascades, Inc.	58,200	161,458
Graphic Packaging Holding Co. (a)	23,200	38,280
Packaging Corp. of America	42,200	630,046
Rock-Tenn Co. Class A	18,700	631,499
Sealed Air Corp.	12,450	197,084
Smurfit-Stone Container Corp. (a)	38,070	21,700
Sonoco Products Co.	23,900	599,890
Temple-Inland, Inc. (d)	133,400	421,544
		3,177,053
TOTAL CONTAINERS & PACKAGING		3,467,714
FOOD PRODUCTS - 0.1%
Agricultural Products - 0.1%
Timbercorp Ltd.	75,129	8,618
HOUSEHOLD PRODUCTS - 0.4%
Household Products - 0.4%
Kimberly-Clark Corp.	700	40,453
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Kadant, Inc. (a)	2,100	31,458
MEDIA - 0.0%
Publishing - 0.0%
R.H. Donnelley Corp. (a)	100	55
PAPER & FOREST PRODUCTS - 41.3%
Forest Products - 17.3%
Canfor Corp. (a)	5,700	33,786
Deltic Timber Corp.	2,600	124,592
Gunns Ltd.	1,650	1,044
Louisiana-Pacific Corp.	61,200	141,372
Samling Global Ltd.	420,000	20,593
Sino-Forest Corp. (a)	5,600	28,768
Weyerhaeuser Co.	36,700	1,380,652
		1,730,807
Paper Products - 24.0%
Buckeye Technologies, Inc. (a)	27,700	124,927
Canfor Pulp Income Fund	3,700	8,773
Catalyst Paper Corp. (a)	404,700	122,389
Domtar Corp. (a)	218,300	305,620

	Shares	Value
Fortress Paper Ltd.	11,500	$ 53,790
Glatfelter	19,800	188,496
Lee & Man Paper Manufacturing Ltd.	131,600	45,677
MeadWestvaco Corp.	35,600	415,096
Mondi PLC	19,800	50,828
Neenah Paper, Inc.	11,100	90,798
Nine Dragons Paper (Holdings) Ltd.	472,000	87,091
Schweitzer-Mauduit International, Inc.	25,500	470,220
Sequana	2,100	14,409
Shandong Chenming Paper Holdings Ltd. (H Shares) (a)	244,000	74,931
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (d)	18,600	103,416
Wausau-Mosinee Paper Corp.	23,300	239,757
		2,396,218
TOTAL PAPER & FOREST PRODUCTS		4,127,025
REAL ESTATE INVESTMENT TRUSTS - 17.5%
Specialized REITs - 17.5%
Plum Creek Timber Co., Inc.	30,700	1,092,613
Potlatch Corp.	19,264	513,964
Rayonier, Inc.	4,200	140,280
		1,746,857
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Diversified Real Estate Activities - 0.3%
The St. Joe Co. (a)	1,100	29,051
Real Estate Development - 1.0%
Forestar Group, Inc. (a)	21,733	100,624
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		129,675
TOTAL COMMON STOCKS (Cost $20,616,682)		9,788,215
Money Market Funds - 2.4%

Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c) (Cost $238,500)	238,500	238,500
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $20,855,182)	10,026,715
NET OTHER ASSETS - (0.4)%	(41,007)
NET ASSETS - 100%	$ 9,985,708
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,276
Fidelity Securities Lending Cash Central Fund	7,728
Total	$ 18,004
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,026,715	$ 9,961,478	$ 65,237	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $22,052,078. Net unrealized depreciation aggregated $12,025,363, of which $132,915 related to appreciated investment securities and $12,158,278 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2008

1.810707.104

PHR-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 8.4%
Biotechnology - 8.4%
Acorda Therapeutics, Inc. (a)	20,400	$ 369,648
Actelion Ltd. (Reg.) (a)	1,432	64,533
Alexion Pharmaceuticals, Inc. (a)	11,236	378,204
Allos Therapeutics, Inc. (a)	6,100	43,920
Amgen, Inc. (a)	29,000	1,610,660
Amylin Pharmaceuticals, Inc. (a)	22,360	165,688
Basilea Pharmaceutica AG (a)	200	18,627
Biogen Idec, Inc. (a)	4,700	198,857
BioMarin Pharmaceutical, Inc. (a)	20,600	350,818
Celgene Corp. (a)	9,500	494,950
Cougar Biotechnology, Inc. (a)	9,500	229,900
CSL Ltd.	24,967	567,852
Genentech, Inc. (a)	21,350	1,635,410
Genzyme Corp. (a)	16,400	1,049,928
Gilead Sciences, Inc. (a)	60,000	2,687,400
Grifols SA	101	1,745
GTx, Inc. (a)	2,200	32,494
Indevus Pharmaceuticals, Inc. (a)	4,000	10,000
Intercell AG (a)	100	2,645
Micromet, Inc. (a)	100	411
Momenta Pharmaceuticals, Inc. (a)	100	890
Myriad Genetics, Inc. (a)	11,800	699,504
NPS Pharmaceuticals, Inc. (a)	100	614
Omrix Biopharmaceuticals, Inc. (a)	43,000	1,069,840
ONYX Pharmaceuticals, Inc. (a)	10,500	295,050
OSI Pharmaceuticals, Inc. (a)	9,750	362,700
Poniard Pharmaceuticals, Inc. (a)	2,100	6,237
United Therapeutics Corp. (a)	400	21,932
Vertex Pharmaceuticals, Inc. (a)	80	1,967
		12,372,424
CHEMICALS - 0.2%
Fertilizers & Agricultural Chemicals - 0.2%
Monsanto Co.	3,950	312,840
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Mettler-Toledo International, Inc. (a)	100	8,225
HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
Health Care Equipment - 3.9%
American Medical Systems Holdings, Inc. (a)	5,600	49,280
Baxter International, Inc.	22,900	1,211,410
Becton, Dickinson & Co.	10,000	635,300
C.R. Bard, Inc.	4,700	385,541
China Medical Technologies, Inc. sponsored ADR (d)	24,650	505,572
Conceptus, Inc. (a)	2,800	41,160
Covidien Ltd.	29,700	1,094,445
Edwards Lifesciences Corp. (a)	100	4,977
ev3, Inc. (a)	900	4,500

	Shares	Value
Gen-Probe, Inc. (a)	2,100	$ 77,385
Hospira, Inc. (a)	5,000	150,150
Integra LifeSciences Holdings Corp. (a)	100	3,149
Intuitive Surgical, Inc. (a)	100	13,253
Mako Surgical Corp. (d)	13,000	99,840
Masimo Corp. (a)	13,530	369,234
Mentor Corp.	2,344	37,856
Meridian Bioscience, Inc.	9,000	214,470
Mindray Medical International Ltd. sponsored ADR	23,600	426,688
Nobel Biocare Holding AG (Switzerland)	4,100	62,263
NuVasive, Inc. (a)	3,500	120,575
Quidel Corp. (a)	13,600	185,368
ResMed, Inc. (a)	100	3,634
Sonova Holding AG	150	8,105
Synthes, Inc.	100	11,590
		5,715,745
Health Care Supplies - 0.7%
Alcon, Inc.	12,000	957,480
Align Technology, Inc. (a)	4,100	28,700
Essilor International SA	300	12,047
Haemonetics Corp. (a)	100	5,719
Immucor, Inc. (a)	100	2,427
RTI Biologics, Inc. (a)	10,000	27,200
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	16,000	22,709
		1,056,282
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		6,772,027
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Health Care Distributors & Services - 0.0%
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	927
Henry Schein, Inc. (a)	100	3,573
Owens & Minor, Inc.	100	4,153
		8,653
Health Care Facilities - 0.0%
Community Health Systems, Inc. (a)	100	1,306
Health Care Services - 1.2%
Almost Family, Inc. (a)	100	4,396
Amedisys, Inc. (a)	100	3,889
athenahealth, Inc. (a)	9,700	265,101
Express Scripts, Inc. (a)	21,300	1,224,963
LHC Group, Inc. (a)	100	3,338
Medco Health Solutions, Inc. (a)	5,000	210,000
Synergy Health PLC	2,336	14,734
		1,726,421
Managed Health Care - 0.0%
Humana, Inc. (a)	100	3,023
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	100	$ 2,101
WellPoint, Inc. (a)	100	3,560
		8,684
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,745,064
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
Cerner Corp. (a)	100	3,598
HLTH Corp. (a)	15,500	145,235
		148,833
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
Reckitt Benckiser Group PLC	600	25,503
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	100	7,416
Covance, Inc. (a)	100	3,908
Illumina, Inc. (a)	18,700	411,587
Life Technologies Corp. (a)	4,117	107,454
Lonza Group AG	2,121	174,950
Medivation, Inc. (a)	3,100	46,221
PAREXEL International Corp. (a)	100	832
Pharmaceutical Product Development, Inc.	100	2,634
QIAGEN NV (a)	32,477	523,854
Techne Corp.	2,366	146,716
		1,425,572
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Danaher Corp.	100	5,564
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Chattem, Inc. (a)(d)	10,300	747,471
PHARMACEUTICALS - 82.3%
Pharmaceuticals - 82.3%
Abbott Laboratories	276,600	14,491,074
Akorn, Inc. (a)	9,100	14,924
Allergan, Inc.	71,700	2,701,656
Alpharma, Inc. Class A (a)	44,900	1,620,890
ARYx Therapeutics, Inc.	100	190
Astellas Pharma, Inc.	10,000	407,032
Auxilium Pharmaceuticals, Inc. (a)	21,700	472,626
Barr Pharmaceuticals, Inc. (a)	70,500	4,609,995
Bristol-Myers Squibb Co.	348,200	7,207,740
Elan Corp. PLC sponsored ADR (a)	27,800	174,306
Eli Lilly & Co.	214,900	7,338,835

	Shares	Value
Endo Pharmaceuticals Holdings, Inc. (a)	5,100	$ 112,149
Forest Laboratories, Inc. (a)	5,120	123,802
GlaxoSmithKline PLC sponsored ADR	11,100	382,284
Inspire Pharmaceuticals, Inc. (a)	2,000	7,200
Johnson & Johnson	504,400	29,547,750
King Pharmaceuticals, Inc. (a)	34,100	327,701
Map Pharmaceuticals, Inc. (a)	2,400	11,040
Medicines Co. (a)	7,600	97,964
Medicis Pharmaceutical Corp. Class A	11,200	136,976
Merck & Co., Inc.	274,600	7,337,312
Mylan, Inc. (a)	100	941
Novartis AG sponsored ADR	23,100	1,083,852
Noven Pharmaceuticals, Inc. (a)	100	1,145
Novo Nordisk AS Series B sponsored ADR	52,100	2,662,310
Par Pharmaceutical Companies, Inc. (a)	100	1,166
Perrigo Co.	24,900	856,809
Pfizer, Inc.	992,800	16,311,704
Questcor Pharmaceuticals, Inc. (a)	31,400	268,470
Roche Holding AG (participation certificate)	290	40,636
Sanofi-Aventis sponsored ADR	10,100	279,366
Schering-Plough Corp.	426,290	7,165,935
Sepracor, Inc. (a)	5,100	59,976
Shire PLC	36,500	508,198
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,200	1,044,230
Valeant Pharmaceuticals International (a)(d)	52,400	1,020,752
ViroPharma, Inc. (a)	21,700	245,210
Warner Chilcott Ltd. (a)	100	1,325
Watson Pharmaceuticals, Inc. (a)	100	2,375
Wyeth	316,520	11,397,885
XenoPort, Inc. (a)	22,300	701,112
		120,776,843
TOTAL COMMON STOCKS (Cost $152,611,697)		144,340,366
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	4,468,550	$ 4,468,550
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	1,762,000	1,762,000
TOTAL MONEY MARKET FUNDS (Cost $6,230,550)		6,230,550
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $158,842,247)	150,570,916
NET OTHER ASSETS - (2.5)%	(3,714,115)
NET ASSETS - 100%	$ 146,856,801
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $927 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,050
Fidelity Securities Lending Cash Central Fund	51,020
Total	$ 83,070
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 150,570,916	$ 149,624,413	$ 946,503	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $168,673,997. Net unrealized depreciation aggregated $18,103,081, of which $3,957,992 related to appreciated investment securities and $22,061,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2008

1.810717.104

RET-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
DISTRIBUTORS - 1.5%
Distributors - 1.5%
Genuine Parts Co.	13,700	$ 536,355
FOOD & STAPLES RETAILING - 3.7%
Drug Retail - 1.6%
Walgreen Co.	23,300	576,442
Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	14,100	725,727
TOTAL FOOD & STAPLES RETAILING		1,302,169
INTERNET & CATALOG RETAIL - 9.0%
Catalog Retail - 1.0%
Gaiam, Inc. Class A (a)	27,400	140,836
Liberty Media Corp. - Interactive Series A (a)	78,200	205,666
		346,502
Internet Retail - 8.0%
Amazon.com, Inc. (a)	46,800	1,998,360
Blue Nile, Inc. (a)(d)	16,200	386,532
Priceline.com, Inc. (a)(d)	6,500	448,500
		2,833,392
TOTAL INTERNET & CATALOG RETAIL		3,179,894
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
eBay, Inc. (a)	53,500	702,455
MULTILINE RETAIL - 9.6%
Department Stores - 0.5%
Kohl's Corp. (a)(d)	5,600	182,896
General Merchandise Stores - 9.1%
Dollar Tree, Inc. (a)(d)	10,100	427,836
Target Corp.	82,900	2,798,704
		3,226,540
TOTAL MULTILINE RETAIL		3,409,436
SPECIALTY RETAIL - 73.1%
Apparel Retail - 11.4%
Abercrombie & Fitch Co. Class A	38,600	746,138
American Eagle Outfitters, Inc.	25,600	245,760
Chico's FAS, Inc. (a)	28,000	71,400
Citi Trends, Inc. (a)	11,800	145,140
Gymboree Corp. (a)	8,700	218,805
Ross Stores, Inc.	25,000	662,500
The Men's Wearhouse, Inc.	7,800	82,992
TJX Companies, Inc.	81,900	1,868,958
		4,041,693
Automotive Retail - 9.0%
Advance Auto Parts, Inc.	51,700	1,569,612

	Shares	Value
AutoZone, Inc. (a)	12,200	$ 1,332,484
O'Reilly Automotive, Inc. (a)	10,042	261,795
		3,163,891
Computer & Electronics Retail - 4.4%
Best Buy Co., Inc.	69,600	1,441,416
hhgregg, Inc. (a)	7,800	46,488
RadioShack Corp.	8,100	79,785
		1,567,689
Home Improvement Retail - 26.5%
Home Depot, Inc.	127,200	2,939,592
Lowe's Companies, Inc.	214,900	4,439,834
Lumber Liquidators, Inc.	123,200	1,167,936
Sherwin-Williams Co.	13,800	813,234
		9,360,596
Homefurnishing Retail - 2.4%
Bed Bath & Beyond, Inc. (a)	42,400	860,296
Specialty Stores - 19.4%
Dick's Sporting Goods, Inc. (a)(d)	81,700	1,030,237
Office Depot, Inc. (a)	34,000	66,980
OfficeMax, Inc.	62,300	339,535
PetSmart, Inc. (d)	33,400	586,170
Staples, Inc. (d)	258,794	4,492,664
Tiffany & Co., Inc.	17,400	344,346
		6,859,932
TOTAL SPECIALTY RETAIL		25,854,097
TOTAL COMMON STOCKS (Cost $43,219,638)		34,984,406
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 1.29% (b)	292,965	292,965
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,977,375	2,977,375
TOTAL MONEY MARKET FUNDS (Cost $3,270,340)		3,270,340
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $46,489,978)	38,254,746
NET OTHER ASSETS - (8.2)%	(2,884,120)
NET ASSETS - 100%	$ 35,370,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,010
Fidelity Securities Lending Cash Central Fund	103,755
Total	$ 119,765
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 38,254,746	$ 38,254,746	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $51,261,924. Net unrealized depreciation aggregated $13,007,178, of which $577,743 related to appreciated investment securities and $13,584,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

November 30, 2008

1.810708.104

SOF-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.2%
Apple, Inc. (a)	14,200	$ 1,315,914
DIVERSIFIED CONSUMER SERVICES - 0.7%
Education Services - 0.7%
Educomp Solutions Ltd.	73,835	3,411,899
INTERNET SOFTWARE & SERVICES - 12.6%
Internet Software & Services - 12.6%
eBay, Inc. (a)	364,200	4,781,946
Google, Inc. Class A (sub. vtg.) (a)	186,900	54,754,224
Open Text Corp. (a)(d)	99,000	2,637,073
		62,173,243
IT SERVICES - 27.3%
Data Processing & Outsourced Services - 17.2%
Affiliated Computer Services, Inc. Class A (a)	153,400	6,205,030
Alliance Data Systems Corp. (a)	165,700	7,176,467
ExlService Holdings, Inc. (a)	955,234	6,782,161
Genpact Ltd. (a)	381,100	3,022,123
Lender Processing Services, Inc.	335,348	7,397,777
MasterCard, Inc. Class A	110,300	16,026,590
Syntel, Inc. (d)	160,481	3,854,754
The Western Union Co.	418,800	5,557,476
Visa, Inc. (d)	466,400	24,513,984
WNS Holdings Ltd. sponsored ADR (a)	460,250	4,142,250
		84,678,612
IT Consulting & Other Services - 10.1%
Cognizant Technology Solutions Corp. Class A (a)(d)	1,565,800	30,063,360
Infosys Technologies Ltd. sponsored ADR	307,500	7,733,625
Patni Computer Systems Ltd. sponsored ADR	406,700	2,379,195
Satyam Computer Services Ltd. sponsored ADR (d)	769,400	9,794,462
		49,970,642
TOTAL IT SERVICES		134,649,254
PROFESSIONAL SERVICES - 1.1%
Research & Consulting Services - 1.1%
FTI Consulting, Inc. (a)	98,000	5,374,320
SOFTWARE - 52.1%
Application Software - 9.7%
Adobe Systems, Inc. (a)	312,700	7,242,132
Ansys, Inc. (a)	207,500	5,988,450
Autonomy Corp. PLC (a)	398,300	5,735,342

	Shares	Value
EPIQ Systems, Inc. (a)	291,800	$ 4,738,832
Informatica Corp. (a)(d)	748,800	10,393,344
Quest Software, Inc. (a)	1,056,114	14,099,122
		48,197,222
Home Entertainment Software - 5.2%
Activision Blizzard, Inc. (a)	683,100	7,992,270
Nintendo Co. Ltd.	38,000	11,807,360
Ubisoft Entertainment SA (a)	249,536	5,772,488
		25,572,118
Systems Software - 37.2%
BMC Software, Inc. (a)	360,700	9,003,072
CA, Inc.	637,200	10,730,448
McAfee, Inc. (a)	297,800	9,032,274
Microsoft Corp.	3,711,900	75,054,617
Novell, Inc. (a)	1,140,136	5,187,619
Oracle Corp. (a)(d)	3,522,300	56,673,807
Sybase, Inc. (a)	206,000	5,075,840
Symantec Corp. (a)	1,060,200	12,754,206
		183,511,883
TOTAL SOFTWARE		257,281,223
TOTAL COMMON STOCKS (Cost $601,380,005)		464,205,853
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 1.29% (b)	5,822,490	5,822,490
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	34,641,475	34,641,475
TOTAL MONEY MARKET FUNDS (Cost $40,463,965)		40,463,965
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $641,843,970)	504,669,818
NET OTHER ASSETS - (2.2)%	(11,012,094)
NET ASSETS - 100%	$ 493,657,724
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,291
Fidelity Securities Lending Cash Central Fund	871,346
Total	$ 1,054,637
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 504,669,818	$ 481,354,628	$ 23,315,190	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $645,218,968. Net unrealized depreciation aggregated $140,549,150, of which $25,696,340 related to appreciated investment securities and $166,245,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2008

1.810712.104

TEC-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 24.5%
Communications Equipment - 24.5%
ADC Telecommunications, Inc. (a)(d)	429,200	$ 3,051,612
ADVA AG Optical Networking (a)(d)	703,356	908,430
Alcatel-Lucent SA sponsored ADR (a)	35,400	75,756
Aruba Networks, Inc. (a)	27,600	65,412
AudioCodes Ltd. (a)	680,400	1,285,956
Balda AG (a)(d)	255,800	238,791
Ciena Corp. (a)	246,200	1,821,880
Cisco Systems, Inc. (a)	4,513,000	74,645,017
Cogo Group, Inc. (a)	799,234	2,717,396
CommScope, Inc. (a)	154,242	1,741,392
Comverse Technology, Inc. (a)	842,900	5,225,980
Delta Networks, Inc.	3,540,000	411,091
F5 Networks, Inc. (a)	22,200	552,780
Foundry Networks, Inc. (a)	283,000	4,383,670
Harris Stratex Networks, Inc. Class A (a)	328,400	1,638,716
Infinera Corp. (a)	276,900	2,702,544
NETGEAR, Inc. (a)	30,902	373,914
Powerwave Technologies, Inc. (a)	2,710,000	1,300,800
QUALCOMM, Inc.	1,853,775	62,231,227
Research In Motion Ltd. (a)	91,893	3,902,696
Riverbed Technology, Inc. (a)	100	939
Sandvine Corp. (a)	3,502,400	2,203,123
Sandvine Corp. (U.K.) (a)	1,941,200	1,246,282
Sonus Networks, Inc. (a)	796,491	1,234,561
Starent Networks Corp. (a)	1,891,163	18,817,072
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	10,800	76,896
Tellabs, Inc. (a)	315,800	1,316,886
		194,170,819
COMPUTERS & PERIPHERALS - 8.2%
Computer Hardware - 7.4%
Apple, Inc. (a)	315,300	29,218,851
Hewlett-Packard Co.	423,600	14,944,608
HTC Corp.	969,950	9,655,272
Palm, Inc. (d)	438,800	1,048,732
Stratasys, Inc. (a)(d)	363,600	4,057,776
		58,925,239
Computer Storage & Peripherals - 0.8%
EMC Corp. (a)	7,800	82,446
Netezza Corp. (a)	47,200	340,784
SanDisk Corp. (a)	504,590	4,036,720
Synaptics, Inc. (a)(d)	76,895	1,689,383
		6,149,333
TOTAL COMPUTERS & PERIPHERALS		65,074,572

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,491	$ 76,951
ELECTRIC UTILITIES - 0.0%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	8,500	60,860
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.7%
centrotherm photovoltaics AG (a)(d)	5,038	124,726
Energy Conversion Devices, Inc. (a)(d)	33,849	947,095
First Solar, Inc. (a)	15,300	1,910,052
Neo-Neon Holdings Ltd.	12,136,000	2,067,008
Q-Cells Se (a)	3,250	109,096
Roth & Rau AG	6,877	146,335
Sunpower Corp. Class B (a)	5,447	141,731
		5,446,043
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	1,017,000	800,467
TOTAL ELECTRICAL EQUIPMENT		6,246,510
ELECTRONIC EQUIPMENT & COMPONENTS - 4.4%
Electronic Components - 0.2%
Everlight Electronics Co. Ltd.	1,432,492	1,806,135
Electronic Equipment & Instruments - 0.6%
China Security & Surveillance Technology, Inc. (a)(d)	469,719	2,691,490
Chroma ATE, Inc.	2,970,000	1,987,721
		4,679,211
Electronic Manufacturing Services - 0.7%
Trimble Navigation Ltd. (a)	280,867	5,718,452
Technology Distributors - 2.9%
Arrow Electronics, Inc. (a)	279,400	3,855,720
Avnet, Inc. (a)	497,700	7,087,248
Ingram Micro, Inc. Class A (a)	1,068,500	11,507,745
		22,450,713
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		34,654,511
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
IHS, Inc. Class A (a)	2,400	87,096
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Health Care Equipment - 1.5%
China Medical Technologies, Inc. sponsored ADR (d)	224,606	4,606,669
Golden Meditech Co. Ltd. (a)	4,532,000	625,700
I-Flow Corp. (a)	96,200	382,876
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Mindray Medical International Ltd. sponsored ADR (d)	156,779	$ 2,834,564
Mingyuan Medicare Development Co. Ltd.	68,490,000	3,800,041
		12,249,850
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc. (a)	1,500	40,995
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	2,800	65,156
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	100	586
INTERNET SOFTWARE & SERVICES - 6.9%
Internet Software & Services - 6.9%
Blinkx PLC (a)	500,000	107,777
DealerTrack Holdings, Inc. (a)	7,000	82,950
Equinix, Inc. (a)(d)	112,300	5,099,543
Google, Inc. Class A (sub. vtg.) (a)	94,700	27,743,312
LivePerson, Inc. (a)	551,102	810,120
LoopNet, Inc. (a)	150,000	963,000
NetEase.com, Inc. sponsored ADR (a)	4,000	73,600
Tencent Holdings Ltd.	3,611,800	19,806,390
VeriSign, Inc. (a)	4,200	90,678
		54,777,370
IT SERVICES - 5.1%
Data Processing & Outsourced Services - 4.4%
CyberSource Corp. (a)	170,900	1,585,952
MasterCard, Inc. Class A	29,100	4,228,230
Visa, Inc. (d)	548,600	28,834,416
WNS Holdings Ltd. sponsored ADR (a)	41,900	377,100
		35,025,698
IT Consulting & Other Services - 0.7%
China Information Security Technology, Inc. (a)	185,000	740,000
Cognizant Technology Solutions Corp. Class A (a)	8,600	165,120
HCL Technologies Ltd.	474,989	1,317,418
Infosys Technologies Ltd. sponsored ADR	3,000	75,450
Satyam Computer Services Ltd. sponsored ADR	64,005	814,784
Yucheng Technologies Ltd. (a)	360,200	2,420,544
		5,533,316
TOTAL IT SERVICES		40,559,014

	Shares	Value
MACHINERY - 0.2%
Industrial Machinery - 0.2%
China Fire & Security Group, Inc. (a)(d)	234,757	$ 1,617,476
MEDIA - 1.6%
Advertising - 1.6%
SinoMedia Holding Ltd.	1,000,000	103,224
VisionChina Media, Inc. ADR (d)	1,816,504	12,297,732
		12,400,956
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	13,700	55,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.8%
Semiconductor Equipment - 12.6%
Aixtron AG	2,900	13,610
Applied Materials, Inc.	3,855,000	36,930,900
ASML Holding NV (NY Shares)	1,089,505	16,702,112
Cymer, Inc. (a)	265,522	6,237,112
FormFactor, Inc. (a)	210,500	2,848,065
Inotera Memories, Inc. (a)	6,291,000	1,323,336
Lam Research Corp. (a)	678,275	13,701,155
LTX-Credence Corp. (a)	1,191,690	440,925
MEMSIC, Inc.	338,000	642,200
Tessera Technologies, Inc. (a)	279,200	5,131,696
Varian Semiconductor Equipment Associates, Inc. (a)	655,200	12,055,680
Verigy Ltd. (a)	402,100	3,703,341
		99,730,132
Semiconductors - 6.2%
Advanced Semiconductor Engineering, Inc. sponsored ADR	498,766	822,964
Applied Micro Circuits Corp. (a)	19,125	70,763
Atheros Communications, Inc. (a)	295,700	4,317,220
AuthenTec, Inc. (a)	500,800	801,280
Cavium Networks, Inc. (a)(d)	1,031,593	11,192,784
Cypress Semiconductor Corp. (a)(d)	807,400	3,011,602
Diodes, Inc. (a)	119,100	556,197
Elan Microelectronics Corp.	453,000	264,532
Infineon Technologies AG sponsored ADR (a)	847,900	1,992,565
Micron Technology, Inc. (a)	1,099,500	3,012,630
National Semiconductor Corp.	177,900	1,956,900
NVIDIA Corp. (a)	11,400	85,158
Powertech Technology, Inc.	899,000	1,287,159
Samsung Electronics Co. Ltd.	13,390	4,429,910
Siliconware Precision Industries Co. Ltd. sponsored ADR	202,800	835,536
SiRF Technology Holdings, Inc. (a)	561,000	813,450
Spansion, Inc. Class A (a)	416,720	104,180
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	581,400	$ 4,157,010
Texas Instruments, Inc.	585,800	9,120,906
		48,832,746
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		148,562,878
SOFTWARE - 22.9%
Application Software - 6.9%
Ansys, Inc. (a)	2,700	77,922
Autodesk, Inc. (a)	42,700	708,393
Autonomy Corp. PLC (a)	347,800	5,008,164
Cadence Design Systems, Inc. (a)	3,225,500	12,450,430
Callidus Software, Inc. (a)	809,090	1,650,544
Citrix Systems, Inc. (a)	3,500	93,310
Concur Technologies, Inc. (a)(d)	85,000	2,333,250
Epicor Software Corp. (a)	68,400	280,440
Global Digital Creations Holdings Ltd. (a)	9,326,000	120,334
Kingdee International Software Group Co. Ltd.	2,818,000	290,887
Longtop Financial Technologies Ltd. ADR (a)(d)	212,600	2,912,620
Magma Design Automation, Inc. (a)	321,400	572,092
MSC.Software Corp. (a)	105,400	790,500
Nuance Communications, Inc. (a)	208,245	1,911,689
Parametric Technology Corp. (a)	344,200	3,978,952
Quest Software, Inc. (a)	78,100	1,042,635
Salesforce.com, Inc. (a)	147,400	4,218,588
Smith Micro Software, Inc. (a)	737,982	3,771,088
SuccessFactors, Inc. (d)	565,800	3,507,960
Synchronoss Technologies, Inc. (a)(d)	705,506	4,952,652
Taleo Corp. Class A (a)	212,299	1,371,452
TIBCO Software, Inc. (a)	379,400	1,836,296
Ulticom, Inc. (a)	100,000	450,000
		54,330,198
Home Entertainment Software - 6.0%
Activision Blizzard, Inc. (a)	37,300	436,410
Kingsoft Corp. Ltd.	2,000,000	572,896
Nintendo Co. Ltd.	100,700	31,289,505
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	880,055	15,356,960
		47,655,771
Systems Software - 10.0%
CA, Inc.	828,600	13,953,624
Check Point Software Technologies Ltd. (a)	3,900	80,379
Insyde Software Corp.	520,667	778,375
McAfee, Inc. (a)	71,100	2,156,463

	Shares	Value
Microsoft Corp.	2,203,180	$ 44,548,300
Oracle Corp. (a)	4,800	77,232
Symantec Corp. (a)	1,441,000	17,335,230
		78,929,603
TOTAL SOFTWARE		180,915,572
SPECIALTY RETAIL - 0.6%
Computer & Electronics Retail - 0.6%
The Game Group PLC	1,808,889	4,367,825
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	142,700	3,887,148
Crown Castle International Corp. (a)	216,800	3,050,376
SBA Communications Corp. Class A (a)	209,800	3,312,742
		10,250,266
TOTAL COMMON STOCKS (Cost $1,283,484,921)		766,234,726
Convertible Bonds - 0.8%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $13,157,661)	$ 17,200,000	6,407,000
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	20,064,857	20,064,857
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	42,190,598	42,190,598
TOTAL MONEY MARKET FUNDS (Cost $62,255,455)		62,255,455
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,358,898,037)	834,897,181
NET OTHER ASSETS - (5.5)%	(43,764,103)
NET ASSETS - 100%	$ 791,133,078
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 477,291
Fidelity Securities Lending Cash Central Fund	2,304,153
Total	$ 2,781,444
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 834,897,181	$ 767,826,524	$ 67,070,657	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,376,583,683. Net unrealized depreciation aggregated $541,686,502, of which $7,290,533 related to appreciated investment securities and $548,977,035 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2008

1.810721.104

TEL-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 5.2%
Communications Equipment - 5.2%
Aruba Networks, Inc. (a)	392	$ 929
F5 Networks, Inc. (a)	1,600	39,840
Infinera Corp. (a)(d)	75,300	734,928
Juniper Networks, Inc. (a)	2,100	36,498
Nortel Networks Corp. (a)	8,071	4,621
Polycom, Inc. (a)	1,700	32,011
Sandvine Corp. (a)	3,200	2,013
Sonus Networks, Inc. (a)	56,800	88,040
Starent Networks Corp. (a)	840,769	8,365,652
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	4,272
		9,308,804
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	166,806
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	1,630
NetApp, Inc. (a)	700	9,450
Synaptics, Inc. (a)	450	9,887
		20,967
TOTAL COMPUTERS & PERIPHERALS		187,773
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.3%
Alternative Carriers - 11.8%
Cable & Wireless PLC	19,405	44,707
Cogent Communications Group, Inc. (a)	64,802	356,411
Global Crossing Ltd. (a)	1,667,386	12,788,851
Iliad Group SA	600	45,115
Level 3 Communications, Inc. (a)(d)	1,228,676	1,155,324
PAETEC Holding Corp. (a)	73,600	106,720
tw telecom, inc. (a)	872,052	6,653,757
		21,150,885
Integrated Telecommunication Services - 41.5%
AT&T, Inc.	618,319	17,659,191
BT Group PLC	5,351	11,073
Cbeyond, Inc. (a)(d)	488,177	7,425,172
China Unicom Ltd. sponsored ADR	600	7,410
Cincinnati Bell, Inc. (a)	225,000	389,250
Deutsche Telekom AG (Reg.)	1,100	15,318
Embarq Corp.	900	29,376
FairPoint Communications, Inc.	34,149	119,522
France Telecom SA	43,400	1,117,045
NTELOS Holdings Corp.	632	14,037
PT Indosat Tbk	3,600	1,485
PT Telkomunikasi Indonesia Tbk Series B	355,900	168,448
Qwest Communications International, Inc. (d)	5,876,944	18,806,221
Telecom Italia SpA sponsored ADR (d)	12,500	169,375
Telefonica SA	400	8,111

	Shares	Value
Telefonica SA sponsored ADR	95,700	$ 5,841,528
Telenor ASA	4,400	23,969
Telenor ASA sponsored ADR	4,100	66,789
Telkom SA Ltd.	4,400	44,526
Verizon Communications, Inc.	694,124	22,663,148
Vimpel Communications sponsored ADR	1,200	11,400
Windstream Corp.	1,708	15,133
		74,607,527
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		95,758,412
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	10,994
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	90	26,366
SAVVIS, Inc. (a)(d)	26,799	210,908
		237,274
MEDIA - 15.0%
Cable & Satellite - 15.0%
Comcast Corp. Class A	491,500	8,522,610
Dish TV India Ltd. (a)	5,888	1,799
Dish TV India Ltd. rights 11/28/08 (a)	7,018	0
Liberty Global, Inc. Class A (a)	400	5,796
The DIRECTV Group, Inc. (a)	159,500	3,510,595
Time Warner Cable, Inc. (a)	442,500	8,982,750
Virgin Media, Inc. (d)	1,235,300	5,842,969
		26,866,519
SOFTWARE - 4.1%
Application Software - 0.3%
Nuance Communications, Inc. (a)	800	7,344
OnMobile Global Ltd.	132,183	560,595
Synchronoss Technologies, Inc. (a)	5,863	41,158
		609,097
Home Entertainment Software - 3.8%
Gameloft (a)(d)	2,751,486	6,690,351
Glu Mobile, Inc. (a)	113,614	28,404
		6,718,755
TOTAL SOFTWARE		7,327,852
WIRELESS TELECOMMUNICATION SERVICES - 21.6%
Wireless Telecommunication Services - 21.6%
America Movil SAB de CV Series L sponsored ADR	400	12,000
American Tower Corp. Class A (a)	153,100	4,170,444
Bharti Airtel Ltd. (a)	2,129	28,818
Centennial Communications Corp. Class A (a)	89,400	691,062
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
China Mobile (Hong Kong) Ltd. sponsored ADR	1,800	$ 82,494
Clearwire Corp. (a)	17,350	114,857
Crown Castle International Corp. (a)	166,383	2,341,009
Idea Cellular Ltd. (a)	3,710	3,506
Leap Wireless International, Inc. (a)(d)	127,714	2,554,280
MetroPCS Communications, Inc. (a)	30,800	450,912
Millicom International Cellular SA	56,700	2,173,311
MTN Group Ltd.	36,900	382,930
NII Holdings, Inc. (a)	119,000	2,313,360
Rogers Communications, Inc. Class B (non-vtg.)	2,200	59,595
SBA Communications Corp. Class A (a)	88,764	1,401,584
Sprint Nextel Corp.	2,564,513	7,154,991
Syniverse Holdings, Inc. (a)	30,468	297,672
Telephone & Data Systems, Inc.	14,768	479,222
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	65,700	1,130,040
Turkcell Iletisim Hizmet AS sponsored ADR	278,000	3,830,840
Virgin Mobile USA, Inc. Class A (a)	600	600
Vivo Participacoes SA sponsored ADR	201,225	2,497,202
Vodafone Group PLC sponsored ADR	336,200	6,582,796
		38,753,525
TOTAL COMMON STOCKS (Cost $311,291,652)		178,451,153
Money Market Funds - 15.7%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	1,841,861	$ 1,841,861
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	26,286,859	26,286,859
TOTAL MONEY MARKET FUNDS (Cost $28,128,720)		28,128,720
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $339,420,372)	206,579,873
NET OTHER ASSETS - (15.1)%	(27,029,027)
NET ASSETS - 100%	$ 179,550,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,364
Fidelity Securities Lending Cash Central Fund	395,872
Total	$ 435,236
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 206,579,873	$ 198,624,184	$ 7,955,689	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $351,316,242. Net unrealized depreciation aggregated $144,736,369, of which $2,994,302 related to appreciated investment securities and $147,730,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.860867.101

ATLC-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 5.2%
Communications Equipment - 5.2%
Aruba Networks, Inc. (a)	392	$ 929
F5 Networks, Inc. (a)	1,600	39,840
Infinera Corp. (a)(d)	75,300	734,928
Juniper Networks, Inc. (a)	2,100	36,498
Nortel Networks Corp. (a)	8,071	4,621
Polycom, Inc. (a)	1,700	32,011
Sandvine Corp. (a)	3,200	2,013
Sonus Networks, Inc. (a)	56,800	88,040
Starent Networks Corp. (a)	840,769	8,365,652
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	4,272
		9,308,804
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	166,806
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	1,630
NetApp, Inc. (a)	700	9,450
Synaptics, Inc. (a)	450	9,887
		20,967
TOTAL COMPUTERS & PERIPHERALS		187,773
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.3%
Alternative Carriers - 11.8%
Cable & Wireless PLC	19,405	44,707
Cogent Communications Group, Inc. (a)	64,802	356,411
Global Crossing Ltd. (a)	1,667,386	12,788,851
Iliad Group SA	600	45,115
Level 3 Communications, Inc. (a)(d)	1,228,676	1,155,324
PAETEC Holding Corp. (a)	73,600	106,720
tw telecom, inc. (a)	872,052	6,653,757
		21,150,885
Integrated Telecommunication Services - 41.5%
AT&T, Inc.	618,319	17,659,191
BT Group PLC	5,351	11,073
Cbeyond, Inc. (a)(d)	488,177	7,425,172
China Unicom Ltd. sponsored ADR	600	7,410
Cincinnati Bell, Inc. (a)	225,000	389,250
Deutsche Telekom AG (Reg.)	1,100	15,318
Embarq Corp.	900	29,376
FairPoint Communications, Inc.	34,149	119,522
France Telecom SA	43,400	1,117,045
NTELOS Holdings Corp.	632	14,037
PT Indosat Tbk	3,600	1,485
PT Telkomunikasi Indonesia Tbk Series B	355,900	168,448
Qwest Communications International, Inc. (d)	5,876,944	18,806,221
Telecom Italia SpA sponsored ADR (d)	12,500	169,375
Telefonica SA	400	8,111

	Shares	Value
Telefonica SA sponsored ADR	95,700	$ 5,841,528
Telenor ASA	4,400	23,969
Telenor ASA sponsored ADR	4,100	66,789
Telkom SA Ltd.	4,400	44,526
Verizon Communications, Inc.	694,124	22,663,148
Vimpel Communications sponsored ADR	1,200	11,400
Windstream Corp.	1,708	15,133
		74,607,527
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		95,758,412
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	10,994
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	90	26,366
SAVVIS, Inc. (a)(d)	26,799	210,908
		237,274
MEDIA - 15.0%
Cable & Satellite - 15.0%
Comcast Corp. Class A	491,500	8,522,610
Dish TV India Ltd. (a)	5,888	1,799
Dish TV India Ltd. rights 11/28/08 (a)	7,018	0
Liberty Global, Inc. Class A (a)	400	5,796
The DIRECTV Group, Inc. (a)	159,500	3,510,595
Time Warner Cable, Inc. (a)	442,500	8,982,750
Virgin Media, Inc. (d)	1,235,300	5,842,969
		26,866,519
SOFTWARE - 4.1%
Application Software - 0.3%
Nuance Communications, Inc. (a)	800	7,344
OnMobile Global Ltd.	132,183	560,595
Synchronoss Technologies, Inc. (a)	5,863	41,158
		609,097
Home Entertainment Software - 3.8%
Gameloft (a)(d)	2,751,486	6,690,351
Glu Mobile, Inc. (a)	113,614	28,404
		6,718,755
TOTAL SOFTWARE		7,327,852
WIRELESS TELECOMMUNICATION SERVICES - 21.6%
Wireless Telecommunication Services - 21.6%
America Movil SAB de CV Series L sponsored ADR	400	12,000
American Tower Corp. Class A (a)	153,100	4,170,444
Bharti Airtel Ltd. (a)	2,129	28,818
Centennial Communications Corp. Class A (a)	89,400	691,062
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
China Mobile (Hong Kong) Ltd. sponsored ADR	1,800	$ 82,494
Clearwire Corp. (a)	17,350	114,857
Crown Castle International Corp. (a)	166,383	2,341,009
Idea Cellular Ltd. (a)	3,710	3,506
Leap Wireless International, Inc. (a)(d)	127,714	2,554,280
MetroPCS Communications, Inc. (a)	30,800	450,912
Millicom International Cellular SA	56,700	2,173,311
MTN Group Ltd.	36,900	382,930
NII Holdings, Inc. (a)	119,000	2,313,360
Rogers Communications, Inc. Class B (non-vtg.)	2,200	59,595
SBA Communications Corp. Class A (a)	88,764	1,401,584
Sprint Nextel Corp.	2,564,513	7,154,991
Syniverse Holdings, Inc. (a)	30,468	297,672
Telephone & Data Systems, Inc.	14,768	479,222
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	65,700	1,130,040
Turkcell Iletisim Hizmet AS sponsored ADR	278,000	3,830,840
Virgin Mobile USA, Inc. Class A (a)	600	600
Vivo Participacoes SA sponsored ADR	201,225	2,497,202
Vodafone Group PLC sponsored ADR	336,200	6,582,796
		38,753,525
TOTAL COMMON STOCKS (Cost $311,291,652)		178,451,153
Money Market Funds - 15.7%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	1,841,861	$ 1,841,861
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	26,286,859	26,286,859
TOTAL MONEY MARKET FUNDS (Cost $28,128,720)		28,128,720
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $339,420,372)	206,579,873
NET OTHER ASSETS - (15.1)%	(27,029,027)
NET ASSETS - 100%	$ 179,550,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,364
Fidelity Securities Lending Cash Central Fund	395,872
Total	$ 435,236
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 206,579,873	$ 198,624,184	$ 7,955,689	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $351,316,242. Net unrealized depreciation aggregated $144,736,369, of which $2,994,302 related to appreciated investment securities and $147,730,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2008

1.810722.104

TRN-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AEROSPACE & DEFENSE - 1.2%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	173,500	$ 803,305
The Boeing Co.	12,600	537,138
		1,340,443
AIR FREIGHT & LOGISTICS - 34.5%
Air Freight & Logistics - 34.5%
Atlas Air Worldwide Holdings, Inc. (a)	6,900	105,570
C.H. Robinson Worldwide, Inc.	95,600	4,883,248
Expeditors International of Washington, Inc.	121,420	4,059,071
FedEx Corp.	77,500	5,475,375
Forward Air Corp. (d)	71,495	1,652,964
Hub Group, Inc. Class A (a)	69,960	1,867,932
Pacer International, Inc.	13,300	128,877
Panalpina Welttransport Holding AG	12,010	574,392
United Parcel Service, Inc. Class B	303,200	17,464,319
UTI Worldwide, Inc.	198,500	2,127,920
		38,339,668
AIRLINES - 9.2%
Airlines - 9.2%
AirTran Holdings, Inc. (a)	53,200	181,412
Alaska Air Group, Inc. (a)	15,900	364,905
AMR Corp. (a)	108,500	952,630
Continental Airlines, Inc. Class B (a)	77,800	1,142,104
Delta Air Lines, Inc. (a)	246,402	2,170,802
JetBlue Airways Corp. (a)	59,000	309,160
SkyWest, Inc.	16,600	252,320
Southwest Airlines Co.	389,487	3,369,063
UAL Corp.	92,900	1,045,125
US Airways Group, Inc. (a)	71,600	426,736
		10,214,257
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
The Western Union Co.	28,100	372,887
MARINE - 2.5%
Marine - 2.5%
Alexander & Baldwin, Inc.	21,500	555,775
Eagle Bulk Shipping, Inc. (d)	19,400	84,002
Genco Shipping & Trading Ltd.	15,100	137,561
Horizon Lines, Inc. Class A (d)	39,290	157,160
Kirby Corp. (a)	29,500	750,185
Kuehne & Nagel International AG	16,786	1,024,549
Ultrapetrol (Bahamas) Ltd. (a)	16,100	64,239
		2,773,471
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	38,800	273,152

	Shares	Value
ROAD & RAIL - 45.7%
Railroads - 38.9%
Burlington Northern Santa Fe Corp.	68,300	$ 5,232,463
Canadian National Railway Co.	7,000	246,016
Canadian Pacific Railway Ltd.	9,000	290,032
CSX Corp. (d)	254,900	9,492,476
Genesee & Wyoming, Inc. Class A (a)	16,400	498,232
Kansas City Southern (a)	54,450	1,193,544
Norfolk Southern Corp. (d)	228,000	11,279,160
Union Pacific Corp. (d)	299,000	14,961,960
		43,193,883
Trucking - 6.8%
Avis Budget Group, Inc. (a)	7,900	6,004
Con-way, Inc.	24,500	685,265
Heartland Express, Inc.	19,600	302,624
Hertz Global Holdings, Inc. (a)	60,000	209,400
J.B. Hunt Transport Services, Inc.	52,400	1,404,844
Knight Transportation, Inc.	57,800	910,928
Landstar System, Inc.	48,170	1,548,184
Old Dominion Freight Lines, Inc. (a)	33,100	787,780
Ryder System, Inc.	36,900	1,325,079
Werner Enterprises, Inc.	20,200	351,076
		7,531,184
TOTAL ROAD & RAIL		50,725,067
SOFTWARE - 1.0%
Systems Software - 1.0%
Versant Corp. (a)	95,000	1,148,550
TOTAL COMMON STOCKS (Cost $123,410,047)		105,187,495
Money Market Funds - 31.4%

Fidelity Cash Central Fund, 1.29% (b)	4,993,545	4,993,545
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	29,855,375	29,855,375
TOTAL MONEY MARKET FUNDS (Cost $34,848,920)		34,848,920
TOTAL INVESTMENT PORTFOLIO - 126.1% (Cost $158,258,967)	140,036,415
NET OTHER ASSETS - (26.1)%	(29,011,652)
NET ASSETS - 100%	$ 111,024,763
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,375
Fidelity Securities Lending Cash Central Fund	53,707
Total	$ 99,082
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 140,036,415	$ 138,437,474	$ 1,598,941	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $160,477,537. Net unrealized depreciation aggregated $20,441,122, of which $8,634,204 related to appreciated investment securities and $29,075,326 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

November 30, 2008

1.810724.104

UTI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit (a)	136,300	$ 1,185,810
ELECTRIC UTILITIES - 59.2%
Electric Utilities - 59.2%
Allegheny Energy, Inc. (d)	402,600	14,191,650
American Electric Power Co., Inc.	625,500	19,571,895
DPL, Inc.	277,100	5,769,222
Duke Energy Corp.	1,020,000	15,871,200
Edison International	365,300	12,201,020
Entergy Corp.	304,100	25,878,910
Exelon Corp.	725,200	40,763,491
FirstEnergy Corp.	417,100	24,433,718
FPL Group, Inc.	371,406	18,109,757
Northeast Utilities	311,300	7,253,290
NV Energy, Inc.	811,500	7,693,020
PPL Corp.	311,290	10,549,618
Progress Energy, Inc.	340,000	13,494,600
Westar Energy, Inc.	94,900	1,919,827
		217,701,218
GAS UTILITIES - 3.5%
Gas Utilities - 3.5%
AGL Resources, Inc.	50,200	1,511,522
Atmos Energy Corp.	74,000	1,844,820
Energen Corp.	60,319	1,857,825
ONEOK, Inc.	83,100	2,438,154
Questar Corp.	145,353	4,678,913
UGI Corp.	20,900	488,224
		12,819,458
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.9%
Independent Power Producers & Energy Traders - 3.9%
AES Corp. (a)	605,459	4,655,980
Dynegy, Inc. Class A (a)	415,500	926,565
Mirant Corp. (a)	172,200	2,965,284
NRG Energy, Inc. (a)	206,917	4,901,864
Reliant Energy, Inc. (a)	160,379	920,575
		14,370,268
MULTI-UTILITIES - 28.7%
Multi-Utilities - 28.7%
Alliant Energy Corp.	92,517	2,948,517

	Shares	Value
Ameren Corp.	166,190	$ 5,913,040
CenterPoint Energy, Inc.	292,100	3,776,853
CMS Energy Corp. (d)	209,700	2,130,552
Dominion Resources, Inc.	473,000	17,415,860
NiSource, Inc.	240,000	2,892,000
OGE Energy Corp.	76,300	2,021,187
PG&E Corp.	365,751	13,913,168
Public Service Enterprise Group, Inc.	700,550	21,646,995
Puget Energy, Inc.	113,591	2,780,708
Sempra Energy	371,300	17,328,571
TECO Energy, Inc. (d)	176,001	2,288,013
Wisconsin Energy Corp.	75,800	3,294,268
Xcel Energy, Inc. (d)	376,500	7,081,965
		105,431,697
TOTAL COMMON STOCKS (Cost $381,116,466)		351,508,451
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 1.29% (b)	13,198,106	13,198,106
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	12,375,857	12,375,857
TOTAL MONEY MARKET FUNDS (Cost $25,573,963)		25,573,963
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $406,690,429)	377,082,414
NET OTHER ASSETS - (2.5)%	(9,231,045)
NET ASSETS - 100%	$ 367,851,369
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 355,432
Fidelity Securities Lending Cash Central Fund	125,834
Total	$ 481,266
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 377,082,414	$ 377,082,414	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $417,155,685. Net unrealized depreciation aggregated $40,073,271, of which $7,729,866 related to appreciated investment securities and $47,803,137 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2008

1.810702.104

WIR-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 28.2%
Communications Equipment - 28.2%
Aruba Networks, Inc. (a)	78,884	$ 186,955
Harris Corp.	45,100	1,573,088
Juniper Networks, Inc. (a)	36,800	639,584
Motorola, Inc.	674,180	2,905,716
Nokia Corp. sponsored ADR	417,900	5,921,643
Powerwave Technologies, Inc. (a)	89,500	42,960
QUALCOMM, Inc.	408,250	13,704,953
Research In Motion Ltd. (a)	49,300	2,093,771
Starent Networks Corp. (a)(d)	1,565,912	15,580,824
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	626,600	4,461,392
		47,110,886
COMPUTERS & PERIPHERALS - 1.4%
Computer Hardware - 1.2%
Apple, Inc. (a)	21,400	1,983,138
Computer Storage & Peripherals - 0.2%
Synaptics, Inc. (a)(d)	15,900	349,323
TOTAL COMPUTERS & PERIPHERALS		2,332,461
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.4%
Integrated Telecommunication Services - 8.4%
China Unicom Ltd. sponsored ADR (d)	603,600	7,454,460
Deutsche Telekom AG (Reg.)	100	1,393
NTELOS Holdings Corp.	54,200	1,203,782
PT Indosat Tbk	6,200	2,558
PT Telkomunikasi Indonesia Tbk Series B	448,000	212,038
Telefonica SA sponsored ADR	49,500	3,021,480
Telenor ASA	1,000	5,448
Telkom SA Ltd.	6,400	64,765
Verizon Communications, Inc.	65,700	2,145,105
		14,111,029
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Openwave Systems, Inc. (a)	15,641	8,446
SAVVIS, Inc. (a)	6,200	48,794
		57,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Semiconductors - 1.2%
Atheros Communications, Inc. (a)(d)	87,300	1,274,580
Cree, Inc. (a)(d)	11,500	182,620

	Shares	Value
Marvell Technology Group Ltd. (a)	1,300	$ 7,540
RF Micro Devices, Inc. (a)	409,400	544,502
		2,009,242
SOFTWARE - 8.0%
Application Software - 1.0%
OnMobile Global Ltd.	275,473	1,168,294
Synchronoss Technologies, Inc. (a)	78,200	548,964
		1,717,258
Home Entertainment Software - 7.0%
Gameloft (a)(d)(e)	4,791,962	11,651,852
Glu Mobile, Inc. (a)	223,623	55,906
		11,707,758
TOTAL SOFTWARE		13,425,016
WIRELESS TELECOMMUNICATION SERVICES - 52.2%
Wireless Telecommunication Services - 52.2%
America Movil SAB de CV Series L sponsored ADR	400	12,000
American Tower Corp. Class A (a)	73,892	2,012,818
Bharti Airtel Ltd. (a)	1,124	15,215
China Mobile (Hong Kong) Ltd. sponsored ADR	208,800	9,569,304
Clearwire Corp. (a)(d)	115,700	765,934
Crown Castle International Corp. (a)	252,600	3,554,082
Idea Cellular Ltd. (a)	81,905	77,403
KDDI Corp.	665	4,314,115
Leap Wireless International, Inc. (a)(d)	171,299	3,425,980
MetroPCS Communications, Inc. (a)(d)	114,600	1,677,744
Millicom International Cellular SA	144,700	5,546,351
MTN Group Ltd.	51,500	534,441
NII Holdings, Inc. (a)(d)	258,700	5,029,128
NTT DoCoMo, Inc.	3,215	5,377,829
Orascom Telecom Holding SAE unit	400	8,780
Rogers Communications, Inc. Class B (non-vtg.)	93,100	2,521,959
SBA Communications Corp. Class A (a)(d)	318,800	5,033,852
Sprint Nextel Corp.	2,593,531	7,235,951
Syniverse Holdings, Inc. (a)	90,100	880,277
Telephone & Data Systems, Inc.	25,711	834,322
TIM Participacoes SA sponsored ADR (non-vtg.)	37,000	636,400
Turkcell Iletisim Hizmet AS sponsored ADR	236,400	3,257,592
U.S. Cellular Corp. (a)	44,200	1,742,806
Vivo Participacoes SA sponsored ADR (d)	508,850	6,314,829
Vodafone Group PLC sponsored ADR	864,600	16,928,868
		87,307,980
TOTAL COMMON STOCKS (Cost $260,557,050)		166,353,854
Money Market Funds - 13.3%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	680,642	$ 680,642
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	21,522,395	21,522,395
TOTAL MONEY MARKET FUNDS (Cost $22,203,037)		22,203,037
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $282,760,087)	188,556,891
NET OTHER ASSETS - (12.7)%	(21,232,292)
NET ASSETS - 100%	$ 167,324,599
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,644
Fidelity Securities Lending Cash Central Fund	462,542
Total	$ 484,186
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gameloft	$ -	$ 22,410,793	$ 210,395	$ -	$ 11,651,852
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 188,556,891	$ 171,520,369	$ 17,036,522	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $298,467,309. Net unrealized depreciation aggregated $109,910,418, of which $3,581,070 related to appreciated investment securities and $113,491,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009